UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

___________________________________________

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-23715

___________________________________________

OAKTREE DIVERSIFIED INCOME FUND INC.
(Exact name of registrant as specified in charter)

___________________________________________

Brookfield Place
225 Liberty Street, 35th Floor
New York, New York 10281
(Address of principal executive offices) (Zip code)

Brian F. Hurley, Esq.
Oaktree Diversified Income Fund Inc.
Brookfield Place
225 Liberty Street, 35th Floor
New York, New York 10281
(Name and address of agent for service)

___________________________________________

(855) 777-8001
Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Reports to Stockholders.

(a)

IN PROFILE

Oaktree Fund Advisors, LLC (the “Adviser”), a Delaware limited liability company and a registered investment adviser under the Investment Advisers Act of 1940, as amended, serves as the investment adviser to Oaktree Diversified Income Fund Inc. (the “Fund”). The Adviser is an affiliate of Oaktree Capital Management, L.P. (“OCM”), a leading global investment management firm headquartered in Los Angeles, California focused on less efficient markets and alternative investments, and is a subsidiary of Oaktree Capital Group, LLC (“OCG,” and collectively with OCM and the Adviser, “Oaktree”). Oaktree was founded in April 1995 and is a leader among global investment managers specializing in alternative investments. Oaktree manages assets across a wide range of investment strategies within four asset classes: Credit, Private Equity, Real Assets, and Listed Equities. As of June 30, 2025, Oaktree had $209 billion in assets under management. Brookfield Public Securities Group LLC (“PSG”) serves as the Administrator to the Fund. PSG is an indirect wholly-owned subsidiary of Brookfield Asset Management Ltd. (NYSE: BAM; TSX: BAMA) (“Brookfield Asset Management” or “BAM”), with $1 trillion of assets under management as of June 30, 2025. Brookfield Corporation, a publicly traded company (NYSE: BN; TSX: BN), holds a 73% interest in BAM. In 2019, Brookfield acquired a majority interest in Oaktree.

The Fund uses its website as a channel of distribution of material company information. Financial and other material information regarding the Fund is routinely posted on and accessible at https://www.brookfieldoaktree.com/fund/oaktree-diversified-income-fund-inc

This report is for shareholder information. This is not a Prospectus intended for use in the purchase or sale of Fund shares.

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

[THIS PAGE IS INTENTIONALLY LEFT BLANK]

LETTER TO SHAREHOLDERS

Dear Shareholders,

We are pleased to provide the Semi-Annual Report for the Oaktree Diversified Income Fund Inc. (the “Fund”) for the six months ended June 30, 2025.

The first quarter and second quarter of 2025 began with strong expectations for President Trump to pursue pro-business policies. Subsequent developments regarding tariffs and geopolitical uncertainty induced material volatility, but ultimately markets began to believe that these factors would be less harmful than feared. Risk asset performance was strong through the first half of the year. President Trump surprised markets with the scope and severity of his initial tariff policy in April. Reciprocal escalation with China was extensive but short-lived, and the majority of global tariffs entered a 90-day pause, which assuaged markets despite a net increase in global tariffs. Consumer sentiment initially suffered due to this volatility, but it recovered significantly by June. The Fed has kept policy rates steady this year, remaining patient given the potential for inflationary pressures and firmer inflation data in 1Q. Yields on 2- and 10-year U.S. Treasuries fell by 52 bps and 34 bps, respectively, during the quarter, ending at 3.7% and 4.2%, respectively. Lower rates and largely unchanged credit spreads created a favorable environment for credit in the second quarter. Global high yield and investment grade bonds gained 4.3% and 3.8%, respectively, while shorter duration global and senior loans gained 3.0%.

The Fund’s diversified asset mix of both public and private debt investments provided investors with a net return of 3.72% during the six-month period, with all strategies contributing positively to the Fund’s performance. Structured credit was the top-contributing strategy in the period, led by income from BB- and BBB-rated collateralized loan obligation (CLO) debt tranches and gains from non-agency residential mortgage backed securities (RMBS). Private credit also had strong returns, benefiting from strong performance among floating rate loans in the healthcare and information technology sectors. Senior loans also had solid returns, with U.S. loans outperforming European counterparts. High yield bonds delivered positive returns as well, in both the U.S. and Europe, benefiting from lower interest rates. Emerging markets debt delivered positive performance, supported by gains from Latin American corporates. Lastly, convertible bonds benefited from strong equity performance, particularly among U.S. growth stocks

Against a backdrop of likely higher tariffs, we anticipate inflation to increase in June and July. While we don’t anticipate growth to fall off a cliff, a slowdown is likely in the second half of the year as consumers and businesses cope with higher prices and policy uncertainty. Despite these risks, corporate balance sheets remain fairly healthy, particularly for our borrowers: leverage is low versus historical norms, interest coverage is healthy, and earnings are growing.

We see this environment as favorable for short-duration, higher-yielding credit. We believe our current positioning is well-alligned with the prevailing market environment, particularly as contractual instruments can continue to deliver their stated yields even in an economic slowdown. The portfolio continues to generate attractive income, even while maintaining dry powder for opportunistic deployment, and we are confident in the quality of our underlying borrowers.

We see growing optimism about issuance and valuations in real estate structured credit and expect to grow our allocation over time. While remaining highly selective, we see compelling spreads on high-quality commercial and residential transactions as the real estate market begins to recover from recent distress. These assets offer yields in line or higher than those of high-yield bonds, while providing diversification benefits in the portfolio. Additionally, we have taken advantage of increased new issuance in Europe to increase our allocation to European high-yield bonds and senior loans, which offer a yield pickup U.S. investments when hedged to USD. As a result, we continue to favor European exposures when deploying capital into the core strategies, rotating out of positions trading at tighter spreads and lower yields. From a corporate sector perspective, we are remaining cautious around sectors most likely to be impacted by tariffs or potential weakness in consumers.

Overall, we plan to remain patient in deployment and maintain liquidity to capitalize on any potential dislocations. We believe the portfolio remains well positioned with a yield-to-worst of 10.76%, an average price in the high-90s, and a duration of 1.22 years.

2025 Semi-Annual Report	1

2
LETTER TO SHAREHOLDERS (continued)

In addition to performance information and additional discussion of factors impacting the Fund, this report provides the Fund’s unaudited ﬁnancial statements and schedule of investments as of June 30, 2025.

We welcome your questions and comments and encourage you to contact our Investor Relations team at 1-855-777-8001 or visit us at https://www.brookfieldoaktree.com for more information.

Thank you for your support.

Sincerely,

Brian F. Hurley
President Oaktree Diversified Income Fund Inc.

These views represent the opinions of Oaktree Fund Advisors, LLC and are not intended to predict or depict the performance of any investment. These views are primarily as of the close of business on June 30, 2025 and subject to change based on subsequent developments.

Must be preceded or accompanied by a Prospectus.

Past performance is no guarantee of future results.

Investing involves risk. Principal loss is possible. Real assets include real estate securities, infrastructure securities and natural resources securities. Property values may fall due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. Infrastructure companies may be subject to a variety of factors that may adversely affect their business, including high interest costs, high leverage, regulation costs, economic slowdown, surplus capacity, increased competition, lack of fuel availability and energy conservation policies. Natural resources securities may be affected by numerous factors, including events occurring in nature, inflationary pressures and international politics.

Quasar Distributors, LLC is the distributor of Oaktree Diversified Income Fund Inc.

OAKTREE DIVERSIFIED INCOME FUND INC. Fund Performance (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

As of June 30, 2025	Six Months†	1 Year	3 Year	Since Inception*
Class D Shares	3.72%	10.07%	10.31%	5.17%
S&P/LSTA Leveraged Loan Index	3.21%	7.78%	10.10%	6.64%

† Returns for less than one year are not annualized.

* Class D Shares commenced operations on November 1, 2021.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Disclosure

All returns shown in USD.

S&P/LSTA (Loans Syndications and Trading Association) Leveraged Loan Index tracks the largest leveraged-loan-to-market facilities, considering market weightings, spreads and interest payments.

An index does not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index. Index performance is shown for illustrative purposes only and does not predict or depict the performance of the Fund.

The Fund’s portfolio holdings are subject to change without notice. The mention of specific securities is not a recommendation or solicitation for any person to buy, sell or hold any particular security. There is no assurance that the Fund currently holds these securities. Please refer to the Schedule of Investments contained in this report for a full listing of Fund holdings.

Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance includes the reinvestment of income, dividends and capital gain distributions. To obtain performance information current to the most recent month-end, please call 1-855-862-5873. Performance reflects management fees and other fund expenses.

An investor should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing.

The Fund is subject to investment risks, including the possible loss of principal invested. Investing involves risk, and principal loss is possible. The Adviser employs an active approach to allocation across multiple credit sectors, but there is no guarantee that such allocation techniques will produce the desired results. General interest rate fluctuations may have a substantial negative impact on the Fund’s investments and investment opportunities, and, accordingly, may have a material adverse effect on the Fund’s rate of return. The Fund may invest in foreign securities, including, but not limited to, risk related to exchange rate changes, political and economic upheaval, and relatively low market liquidity, all of which are magnified in emerging markets. The Fund intends to invest in illiquid investments which can face significant difficulties and delays associated with such transactions, and the Fund may be unable to sell other illiquid investments when it desires to do so, resulting in the Fund obtaining a lower price or being required to retain the investment. Investments in derivatives involve special risks including correlation, counterparty, liquidity, operational, accounting and tax risks. These risks, in certain cases, may be greater than the risks presented by more traditional investments.

High-yield debt securities rated below investment grade are commonly referred to as “junk bonds” and are considered speculative. Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. Bank loans (including senior loans) are usually rated below investment grade, and the market for bank loans may be subject to irregular trading activity, wide bid/ask spreads, restrictions on resale, and extended trade settlement periods. The Fund’s investments in senior loans may be subject to greater levels of credit risk, call risk, settlement risk and liquidity risk than funds that do not invest in such securities. The Fund may invest in distressed securities of corporate issuers that are the subject of bankruptcy proceedings or otherwise in default as to the repayment of principal and/or interest or in significant risk of being in such default which is speculative and involves significant risk. Distressed Securities frequently do not produce income while they are outstanding and may require the Fund to bear certain extraordinary expenses

2025 Semi-Annual Report	3

4
OAKTREE DIVERSIFIED INCOME FUND INC. Fund Performance (Unaudited) (continued)

in order to protect and recover its investment. The Fund may invest in loans that may be “covenant-lite,” generally loans that do not have financial maintenance covenants, which can cause the Fund to have fewer rights against a borrower and may have a greater risk of loss on such investments.

The Fund may invest in a variety of mortgage related and other asset-backed securities, which are subject to greater price volatility in relation to interest rate movements. Residential mortgage backed securities (RMBS) may be subject to prepayment risk, meaning that securities may be paid off more quickly than originally anticipated and the Fund will have to invest the proceeds in securities with lower yields. Commercial mortgage backed securities (CMBS) may be subject to extension risk, meaning that the value of CMBS may be adversely affected in rising interest rate environments when payments on underlying mortgages do not occur as anticipated, resulting in the extension of the security’s effective maturity and the related increase in interest rate sensitivity of a longer-term instrument. Investments in collateralized loan obligations (CLOs) carry additional risks including, but not limited to: 1) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; 2) the quality of the collateral may decline in value or default; 3) the possibility that the Fund may invest in CLOs that are subordinate to other classes; and 4) the complex structure of the security may produce disputes with the issuer or unexpected investment results.

Short-term performance in particular is not a good indication of the Fund’s future performance and an investment should not be made based solely on returns.

OAKTREE DIVERSIFIED INCOME FUND INC. Portfolio Characteristics (Unaudited) June 30, 2025
ASSETS BY SECTOR[1]
Corporate Credit
— Senior Loans (Syndicated)	27.9%
— High Yield	18.9%
— Convertible Bonds	0.2%
Total Corporate Credit	47.0%
Structured Credit
— Collateralized Loan Obligations	14.3%
— Asset-Backed Securities	6.5%
— Commercial Mortgage-Backed Securities	3.4%
— Residential Mortgage-Backed Securities	2.6%
— High Yield	1.4%
Total Structured Credit	28.2%
Private Credit
— Senior Loans	16.5%
— Senior Loans (Syndicated)	2.1%
— Preferred Stock	0.8%
— Private Placement Bond	0.6%
— Private Placement Equity	0.5%
— High Yield	0.3%
— Warrants	0.0%
— Common Stock	0.0%
Total Private Credit	20.8%
Emerging Market
— High Yield	3.7%
Short-Term Investments
— Money Market Fund	0.3%
Total	100.0%

____________

1 Percentages are based on total market value of investments.

2025 Semi-Annual Report	5

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) June 30, 2025
Description	Par		Value
CORPORATE CREDIT – 59.7%
Senior Loans (Syndicated) – 35.5% (a)
Aerospace & Defense – 0.5%
Bleriot US Bidco Inc, Senior Secured First Lien Tranche B Term Loan, 7.05% (3 mo. SOFR US + 2.75%), 10/17/2030, (0.00% Floor)		742,514	$745,068
Peraton Corp., Senior Secured First Lien Tranche B Term Loan, 8.28% (1 mo. SOFR US + 3.75%), 02/01/2028, (0.75% Floor)		338,977	300,207
Spirit AeroSystems, Inc., Senior Secured First Lien Tranche B Term Loan, 8.78% (3 mo. SOFR US + 4.50%), 01/15/2027, (0.50% Floor)		66,487	66,633
TransDigm, Inc., Senior Secured First Lien Tranche J Term Loan, 6.80% (3 mo. SOFR US + 2.50%), 02/28/2031, (0.00% Floor)		510,393	511,875
			1,623,783
Air Freight & Logistics – 0.2%
Radar Bidco Sarl, Senior Secured First Lien Tranche B Term Loan, 5.85% (3 mo. EURIBOR + 3.50%), 03/31/2031, (0.00% Floor)	EUR	410,000	485,728
Automobile Components – 0.2%
First Brands Group LLC, Senior Secured First Lien Tranche B Term Loan, 9.80% (3 mo. SOFR US + 5.00%), 03/30/2027, (1.00% Floor)		734,200	695,415
Automobiles – 0.2%
MajorDrive Holdings IV LLC, Senior Secured First Lien Tranche B Term Loan, 8.67% (3 mo. SOFR US + 4.00%), 06/01/2028, (0.50% Floor)		687,225	675,869
Beverages – 0.3%
Pegasus Bidco BV, Senior Secured First Lien Tranche B Term Loan, 7.58% (3 mo. SOFR US + 3.25%), 07/12/2029, (0.00% Floor)		559,640	563,837
Refresco/Pegasus, Senior Secured First Lien Tranche B Term Loan, 5.64% (3 mo. EURIBOR + 3.50%), 07/12/2029, (0.00% Floor)	EUR	434,985	514,834
			1,078,671
Building Products – 0.1%
Aquiles Spain Bidco SA, Senior Secured First Lien Tranche B Term Loan, 7.03% (6 mo. EURIBOR + 4.65%), 03/29/2029, (0.00% Floor)	EUR	300,000	351,988
Capital Markets – 0.5%
DRW Holdings LLC, Senior Secured First Lien Tranche B Term Loan, 7.83% (1 mo. SOFR US + 3.50%), 06/26/2031, (0.00% Floor)		990,000	993,247
Urbaser, Term Loan, 5.46%, 06/09/2032	EUR	500,000	589,819
			1,583,066

____________

See Notes to Consolidated Financial Statements.

6

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2025
Description	Par		Value
CORPORATE CREDIT (continued)
Chemicals – 1.9%
Akzo Nobel Specialty Chemicals, Senior Secured First Lien Tranche B Term Loan, 5.74% (3 mo. EURIBOR + 3.50%), 04/03/2028, (0.00% Floor)	EUR	300,000	$354,897
INEOS Enterprises Holdings II Ltd., Senior Secured First Lien Tranche B Term Loan, 6.01% (3 mo. EURIBOR + 4.00%), 07/08/2030, (0.00% Floor)	EUR	75,000	88,494
INEOS Finance PLC, Senior Secured First Lien Tranche B Term Loan, 5.43% (1 mo. EURIBOR + 3.50%), 06/23/2031, (0.00% Floor)	EUR	247,403	285,623
INEOS Quattro Holdings UK Ltd., Senior Secured First Lien Tranche B Term Loan
6.26% (1 mo. EURIBOR + 4.25%), 01/29/2026, (0.00% Floor)	EUR	200,000	223,156
6.43% (1 mo. EURIBOR + 4.50%), 03/29/2029, (0.00% Floor)	EUR	250,000	280,827
INEOS US Finance LLC, Senior Secured First Lien Tranche B Term Loan, 7.58% (1 mo. SOFR US + 3.25%), 02/19/2030, (0.00% Floor)		992,500	953,777
Kersia, 5.73%, 12/23/2027	EUR	500,000	590,449
Nobian, Senior Secured First Lien Tranche B Term Loan
6.11% (3 mo. EURIBOR + 3.75%), 07/09/2029, (0.00% Floor)	EUR	185,000	217,445
5.77% (3 mo. EURIBOR + 3.50%), 07/15/2030, (0.00% Floor)	EUR	425,000	498,395
Rohm Holding GmbH, Senior Secured First Lien Term Loan, 7.60% 6 mo. EURIBOR + 5.00%), 01/29/2029, (0.00% Floor)	EUR	485,000	551,729
SCIH Salt Holdings, Inc., Senior Secured First Lien Tranche B1 Term Loan
7.39% (3 mo. SOFR US + 3.00%), 01/31/2029, (0.75% Floor)		696,776	697,828
7.44% (1 mo. SOFR US + 3.00%), 01/31/2029, (0.75% Floor)		141,124	141,337
Touchdown Acquirer, Inc., Senior Secured First Lien Tranche B Term Loan, 7.08% (3 mo. SOFR US + 2.75%), 02/21/2031, (0.00% Floor)		822,127	823,155
Windsor Holdings III LLC, Senior Secured First Lien Tranche B Term Loan, 7.07% (1 mo. SOFR US + 2.75%), 08/01/2030, (0.00% Floor)		294,784	295,201
			6,002,313
Commercial Services & Supplies – 1.3%
Access CIG LLC, Senior Secured First Lien Term Loan, 8.38% (6 mo. SOFR US + 4.25%), 08/18/2028, (0.50% Floor)		933,375	938,844
Admiral Bidco GmbH, First Lien Tranche B Term Loan, 6.60% (3 mo. EURIBOR + 4.25%), 04/12/2032	EUR	198,875	235,675
Admiral Bidco GmbH, First Lien Tranche DD Delay Draw Term Loan, 6.60% (3 mo. EURIBOR + 4.25%), 04/12/2032	EUR	16,125	19,109

____________

See Notes to Consolidated Financial Statements.

2025 Semi-Annual Report	7

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2025
Description	Par		Value
CORPORATE CREDIT (continued)
Allied Universal Holdco LLC, Senior Secured First Lien Tranche B Term Loan, 8.28% (1 mo. SOFR US + 3.75%), 05/15/2028, (0.50% Floor)		909,028	$914,387
Apleona Holding GmbH, Senior Secured First Lien Tranche B3 Term Loan, 5.64% (3 mo. EURIBOR + 3.45%), 04/28/2028, (0.00% Floor)	EUR	300,000	354,197
Atlas Luxco, Senior Secured First Lien Tranche B Term Loan, 5.68% (1 mo. EURIBOR + 3.75%), 05/15/2028, (0.00% Floor)	EUR	243,056	287,144
Gategroup Finance, First Lien Tranche B Term Loan, 6.62% (3 mo. EURIBOR + 4.25%), 06/10/2032	EUR	275,000	325,102
Trugreen LP, Senior Secured First Lien Tranche B Term Loan, 8.53% (1 mo. SOFR US + 4.00%), 11/02/2027, (0.75% Floor)		599,868	570,627
TTD Holding IV GmbH, Senior Secured First Lien Tranche B5 Term Loan, 5.46% (1 mo. EURIBOR + 3.50%), 10/22/2029, (0.00% Floor)	EUR	250,000	292,365
			3,937,450
Construction & Engineering – 0.7%
ADB Companies LLC, Senior Secured First Lien Term Loan, 12.32% (3 mo. SOFR US + 6.50%), 12/18/2025, (1.00% Floor) (b)		983,761	949,329
Artera Services LLC, Senior Secured First Lien Term Loan, 8.80% (3 mo. SOFR US + 4.50%), 02/10/2031, (0.00% Floor)		314,238	264,567
Tiger Acquisition LLC, Senior Secured First Lien Tranche B Term Loan, 7.08% (1 mo. SOFR US + 2.75%), 06/01/2028, (0.00% Floor)		896,176	899,290
			2,113,186
Containers & Packaging – 0.8%
Charter Next Generation, Inc., Senior Secured First Lien Tranche B Term Loan, 7.06% (1 mo. SOFR US + 2.75%), 12/02/2030, (0.75% Floor)		976,989	981,571
Clydesdale Acquisition Holdings, Inc., Senior Secured First Lien Tranche B Term Loan, 7.58% (1 mo. SOFR US + 3.25%), 03/29/2032, (0.50% Floor)		491,409	490,045
Clydesdale Acquisition Holdings, Inc., Senior Secured First Lien Tranche B-DD Delay Draw Term Loan, 7.58% (1 mo. SOFR US + 3.25%), 03/29/2032, (0.50% Floor) (c)		8,591	257
Proampac PG Borrower LLC, Senior Secured First Lien Tranche B Term Loan
8.26% (3 mo. SOFR US + 4.00%), 09/15/2028, (0.75% Floor)		547,385	550,190
8.32% (3 mo. SOFR US + 4.00%), 09/15/2028, (0.75% Floor)		352,583	354,390
			2,376,453

____________

See Notes to Consolidated Financial Statements.

8

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2025
Description	Par		Value
CORPORATE CREDIT (continued)
Distributors – 0.3%
Dealer Tire Financial LLC, Senior Secured First Lien Tranche B5 Term Loan, 7.33% (1 mo. SOFR US + 3.00%), 07/02/2031, (0.50% Floor)		894,578	$891,224
Diversified Consumer Services – 2.5%
Adtalem Global Education, Inc., Senior Secured First Lien Tranche B Term Loan, 7.08% (1 mo. SOFR US + 2.75%), 08/14/2028, (0.75% Floor)		453,947	455,556
AI Aqua Merger Sub, Inc., Senior Secured First Lien Tranche B Term Loan, 7.32% (1 mo. SOFR US + 3.00%), 07/31/2028, (0.50% Floor)		1,053,456	1,053,151
Armorica Lux, Senior Secured First Lien Term Loan, 7.11% (3 mo. EURIBOR + 4.93%), 07/28/2028, (0.00% Floor)	EUR	500,000	579,194
Babilou, Senior Secured First Lien Tranche B Term Loan, 6.32% (3 mo. EURIBOR + 4.00%), 11/18/2030, (0.00% Floor)	EUR	455,000	470,069
Cervantes Bidco SL, Senior Secured First Lien Tranche B Term Loan, 5.29% (6 mo. EURIBOR + 3.25%), 07/07/2031, (0.00% Floor)	EUR	300,000	354,706
Fugue Finance LLC, Senior Secured First Lien Tranche B Term Loan, 7.58% (6 mo. SOFR US + 3.25%), 01/09/2032, (0.50% Floor)		847,875	853,971
Galileo Global Education, Senior Secured First Lien Tranche B4A Term Loan, 5.77% (3 mo. EURIBOR + 3.25%), 07/10/2031, (0.00% Floor)	EUR	395,000	463,547
Houghton Mifflin Harcourt Co., Senior Secured First Lien Tranche B Term Loan, 9.73% (1 mo. SOFR US + 5.25%), 04/09/2029, (0.50% Floor)		683,719	672,096
KUEHG Corp., Senior Secured First Lien Tranche B Term Loan, 7.55% (3 mo. SOFR US + 3.25%), 06/12/2030, (0.50% Floor)		1,094,586	1,096,381
Renaissance Holdings Corp., Senior Secured First Lien Tranche B Term Loan, 8.28% (3 mo. SOFR US + 4.00%), 04/08/2030, (0.50% Floor)		883,126	804,470
University Support Services LLC, Senior Secured First Lien Tranche B Term Loan, 7.08% (1 mo. SOFR US + 2.75%), 02/12/2029, (0.50% Floor)		697,117	674,750
Verisure Holding AB, Senior Secured First Lien Tranche B Term Loan, 4.98% (3 mo. EURIBOR + 3.00%), 03/27/2028, (0.00% Floor)	EUR	250,000	295,014
			7,772,905
Diversified Telecommunication Services – 0.4%
Cincinnati Bell, Inc., Senior Secured First Lien Tranche B4 Term Loan, 7.08% (1 mo. SOFR US + 2.75%), 11/24/2028, (0.50% Floor)		714,535	716,068
Zayo Group Holdings, Inc., Senior Secured First Lien Tranche B Term Loan, 8.58% (1 mo. SOFR US + 4.25%), 03/09/2027, (0.50% Floor)		445,396	428,926
			1,144,994

____________

See Notes to Consolidated Financial Statements.

2025 Semi-Annual Report	9

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2025
Description	Par		Value
CORPORATE CREDIT (continued)
Electric Utilities – 0.3%
Alpha Generation LLC, Senior Secured First Lien Tranche B Term Loan, 6.33% (1 mo. SOFR US + 2.00%), 09/30/2031, (0.00% Floor)		497,500	$497,415
Cornerstone Generation LLC, First Lien Tranche B Term Loan, 7.95% (1 mo. Term SOFR + 3.25%), 10/28/2031		400,000	402,500
			899,915
Electronic Equipment, Instruments & Components – 0.4%
LTI Holdings, Inc., Senior Secured First Lien Tranche B Term Loan, 8.58% (1 mo. SOFR US + 4.25%), 07/30/2029, (0.00% Floor)		1,141,375	1,142,625
Energy Equipment & Services – 0.1%
Trescal (Talbot Participation), Tranche B Term Loan, 5.53%, 06/25/2032	EUR	335,000	395,850
Entertainment – 0.7%
City Football Group Ltd., Senior Secured First Lien Tranche B1 Term Loan, 8.16% (3 mo. SOFR US + 3.50%), 07/22/2030, (0.00% Floor)		1,030,610	1,028,033
Learfield Communications LLC, Senior Secured First Lien Tranche B Term Loan, 8.83% (1 mo. SOFR US + 4.50%), 06/30/2028, (0.00% Floor)		202,491	204,263
StubHub Holdco Sub LLC, Senior Secured First Lien Tranche B Term Loan, 9.08% (1 mo. SOFR US + 4.75%), 03/15/2030, (0.00% Floor)		930,577	905,758
			2,138,054
Financial Services – 0.3%
Apex Group Treasury, Senior Secured First Lien Tranche B Term Loan, 5.68% (1 mo. EURIBOR + 3.75%), 02/27/2032, (0.00% Floor)	EUR	105,000	124,025
Dynamo Newco II GmbH, Senior Secured First Lien Tranche B Term Loan, 5.43% (1 mo. EURIBOR + 3.50%), 09/26/2031, (0.00% Floor)	EUR	220,000	260,413
Galaxy Bidco Ltd., Senior Secured First Lien Tranche B Term Loan, 6.04% (6 mo. EURIBOR + 4.00%), 12/17/2029, (0.00% Floor)	EUR	500,000	593,288
			977,726
Food Products – 0.9%
Fiesta Purchaser, Inc., Senior Secured First Lien Tranche B Term Loan, 7.58% (1 mo. SOFR US + 3.25%), 02/12/2031, (0.00% Floor)		618,762	621,128
Flora Food Management US Corp., Senior Secured First Lien Tranche B10 Term Loan, 8.30% (SOFR + 3.75%), 01/03/2028, (0.00% Floor)		766,832	768,465
POP Bidco SAS, Senior Secured First Lien Tranche B Term Loan, 6.69% (3 mo. EURIBOR + 4.50%), 11/26/2031, (0.00% Floor)	EUR	510,000	604,361
Upfield (Flora Food), Senior Secured First Lien Tranche B11 Term Loan, 9.55% (SONIA + 5.25%), 01/03/2028, (0.00% Floor)	GBP	500,000	684,309
			2,678,263

____________

See Notes to Consolidated Financial Statements.

10

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2025
Description	Par		Value
CORPORATE CREDIT (continued)
Health Care Equipment & Supplies – 0.2%
Auris Luxembourg III Sarl, Senior Secured First Lien Tranche B5 Term Loan, 6.04% (6 mo. EURIBOR + 4.00%), 02/28/2029, (0.00% Floor)	EUR	205,000	$242,443
WS Audiology (Sivantos), Term Loan, 5.53%, 02/28/2029	EUR	295,000	348,881
			591,324
Health Care Providers & Services – 2.8%
Baart Programs, Inc., Senior Secured First Lien Tranche DD Delay Draw Term Loan, 9.82% (3 mo. SOFR US + 5.00%), 06/11/2027, (1.00% Floor) (b)		412,310	364,235
Baart Programs, Inc., Senior Secured Second Lien Tranche DD Delay Draw Term Loan
13.31% (3 mo. SOFR US + 8.50%), 06/11/2028, (1.00% Floor) (b)		109,025	62,144
13.32% (3 mo. SOFR US + 8.50%), 06/11/2028, (1.00% Floor) (b)		475,131	270,825
CHG Healthcare Services, Inc., Senior Secured First Lien Tranche B1 Term Loan, 7.33% (3 mo. SOFR US + 3.00%), 09/29/2028, (0.50% Floor)		982,455	986,970
Covetrus, Inc., Senior Secured First Lien Term Loan, 9.30% (3 mo. SOFR US + 5.00%), 10/15/2029, (0.50% Floor)		893,566	806,631
Electron Bidco, Inc., Senior Secured First Lien Term Loan, 7.08% (1 mo. SOFR US + 2.75%), 11/01/2028, (0.50% Floor)		790,921	793,832
Global Medical Response, Inc., Senior Secured First Lien Tranche B Term Loan, 9.08% (or .75% PIK) (1 mo. SOFR US + 4.75%), 10/02/2028, (1.00% Floor)		936,242	938,713
HomeVi SASU, Senior Secured First Lien Tranche B-EXT Term Loan, 7.19% (3 mo. EURIBOR + 5.00%), 10/23/2029, (0.00% Floor)	EUR	250,000	294,211
Independent Vetcare, Senior Secured First Lien Tranche B13 Term Loan, 9.46% (SONIA + 5.00%), 12/12/2028, (0.00% Floor)	GBP	215,000	296,677
IVI America LLC, Senior Secured First Lien Tranche B Term Loan, 8.05% (3 mo. SOFR US + 3.75%), 04/14/2031, (0.00% Floor)		544,500	549,948
Nidda Healthcare Holding GmbH, Senior Secured First Lien Tranche B3-EXT Term Loan, 6.05% (3 mo. EURIBOR + 4.00%), 02/21/2030, (0.00% Floor)	EUR	420,000	496,286
Schoen Klinik SE, Senior Secured First Lien Tranche B2 Term Loan, 4.98% (3 mo. EURIBOR + 3.00%), 01/10/2031, (0.00% Floor)	EUR	285,000	334,738
Southern Veterinary Partners LLC, Senior Secured First Lien Tranche B Term Loan, 7.53% (3 mo. SOFR US + 3.25%), 12/04/2031, (0.00% Floor)		1,097,250	1,099,774

____________

See Notes to Consolidated Financial Statements.

2025 Semi-Annual Report	11

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2025
Description	Par		Value
CORPORATE CREDIT (continued)
Takecare Bidco SAS, Senior Secured First Lien Tranche B Term Loan
5.66% (3 mo. EURIBOR + 3.68%), 12/17/2031, (0.00% Floor)	EUR	212,238	$250,694
5.66% (3 wk. EURIBOR + 3.68%), 12/17/2031, (0.00% Floor)	EUR	287,762	339,902
VetStrategy Canada Holdings, Inc., First Lien Tranche B Term Loan, 8.05% (3 mo. Term SOFR + 3.75%), 12/06/2028		790,132	795,197
			8,680,777
Health Care Technology – 1.0%
athenaHealth Group, Inc., Senior Secured First Lien Tranche B Term Loan, 7.08% (1 mo. SOFR US + 2.75%), 02/15/2029, (0.50% Floor)		1,178,485	1,178,632
Cotiviti, Inc., Senior Secured First Lien Tranche B Term Loan, 7.07% (1 mo. SOFR US + 2.75%), 05/01/2031, (0.00% Floor)		398,995	397,624
PointClickCare Technologies, Inc., Senior Secured First Lien Tranche B Term Loan, 7.42% (6 mo. SOFR US + 3.25%), 11/03/2031, (0.00% Floor)		796,000	800,482
Zelis Payments Buyer, Inc., Senior Secured First Lien Tranche B Term Loan, 7.58% (1 mo. SOFR US + 3.25%), 11/26/2031, (0.00% Floor)		857,690	854,294
			3,231,032
Hotels, Restaurants & Leisure – 1.9%
Alterra Mountain Co., Senior Secured First Lien Tranche B6 Term Loan, 7.08% (1 mo. SOFR US + 2.75%), 08/17/2028, (0.00% Floor)		911,432	917,129
Banijay/Betclic, Senior Secured First Lien Tranche B Term Loan, 5.39% (3 mo. EURIBOR + 3.25%), 12/05/2031, (0.00% Floor)	EUR	500,000	591,020
Entain PLC, Senior Secured First Lien Tranche B Term Loan, 7.12% (6 mo. SOFR US + 2.75%), 10/31/2029, (0.50% Floor)		260,050	261,374
Flynn Restaurant Group LP, Senior Secured First Lien Tranche B Term Loan
8.81% (1 mo. SOFR US + 4.25%), 12/04/2028, (0.50% Floor)		1,015,000	1,021,598
8.08% (1 mo. SOFR US + 3.75%), 01/28/2032, (0.00% Floor)		74,813	74,812
IRB Holding Corp., Senior Secured First Lien Tranche B Term Loan, 6.83% (1 mo. SOFR US + 2.50%), 12/15/2027, (0.75% Floor)		492,506	493,021
Kingpin Intermediate Holdings LLC, Senior Secured First Lien Tranche B Term Loan, 7.83% (1 mo. SOFR US + 3.50%), 02/08/2028, (0.00% Floor)		1,136,737	1,132,298
Tacala Investment Corp., Senior Secured First Lien Tranche B Term Loan, 7.83% (1 mo. SOFR US + 3.50%), 01/31/2031, (0.75% Floor)		563,908	567,387
Whatabrands LLC, Senior Secured First Lien Tranche B Term Loan, 6.83% (1 mo. SOFR US + 2.50%), 08/03/2028, (0.50% Floor)		772,571	773,776
			5,832,415

____________

See Notes to Consolidated Financial Statements.

12

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2025
Description	Par		Value
CORPORATE CREDIT (continued)
Household Durables – 0.2%
Hunter Douglas, Inc., Senior Secured First Lien Tranche B1 Term Loan, 7.55% (3 mo. SOFR US + 3.25%), 01/20/2032, (0.00% Floor)		767,702	$765,944
Independent Power and Renewable Electricity Producers – 0.4%
EFS Cogen Holdings I LLC, Senior Secured First Lien Tranche B Term Loan, 7.91% (3 mo. SOFR US + 3.50%), 10/01/2027, (1.00% Floor)		844,874	849,715
Talen Energy Supply LLC, Senior Secured First Lien Tranche TLB-EXIT Term Loan, 6.81% (3 mo. SOFR US + 2.50%), 05/17/2030, (0.50% Floor)		344,867	346,079
Talen Energy Supply LLC, Senior Secured First Lien Tranche B Term Loan, 6.81% (3 mo. SOFR US + 2.50%), 12/15/2031, (0.00% Floor)		174,125	174,887
			1,370,681
Insurance – 1.0%
Alliant Holdings Intermediate LLC, Senior Secured First Lien Tranche B6 Term Loan, 7.07% (1 mo. SOFR US + 2.75%), 09/19/2031, (0.00% Floor)		397,000	397,540
Amynta Agency Borrower, Inc., Senior Secured First Lien Tranche B Term Loan, 7.33% (1 mo. SOFR US + 3.00%), 12/29/2031, (0.00% Floor)		991,410	992,471
Asurion LLC, Senior Secured First Lien Tranche B10 Term Loan, 8.53% (1 mo. SOFR US + 4.00%), 08/21/2028, (0.00% Floor)		632,646	624,782
Asurion LLC, Senior Secured Second Lien Tranche B3 Term Loan, 9.81% (1 mo. SOFR US + 5.25%), 02/03/2028, (0.00% Floor)		350,000	335,673
Asurion LLC, First Lien Tranche B13 Term Loan, 8.56% (1 mo. Term SOFR + 4.25%), 09/19/2030		100,000	97,275
CRC Insurance Group LLC, Senior Secured Second Lien Term Loan, 9.05% (3 mo. SOFR US + 4.75%), 05/06/2032, (0.00% Floor)		210,526	213,378
HUB International Ltd., Senior Secured First Lien Tranche B Term Loan, 6.77% (3 mo. SOFR US + 2.50%), 06/20/2030, (0.75% Floor)		508,306	510,400
			3,171,519
Interactive Media & Services – 1.3%
GoodRx, Inc., Senior Secured First Lien Tranche B Term Loan, 8.08% (1 mo. SOFR US + 3.75%), 07/10/2029, (0.00% Floor)		746,250	748,970
Neptune Bidco US, Inc., Senior Secured First Lien Tranche B Term Loan, 9.43% (3 mo. SOFR US + 5.00%), 04/11/2029, (0.50% Floor)		782,020	741,660
Stepstone Group MidCo 2 GmbH, Senior Secured First Lien Tranche B Term Loan, 6.67% (6 mo. EURIBOR + 4.50%), 12/19/2031, (0.00% Floor)	EUR	500,000	578,669

____________

See Notes to Consolidated Financial Statements.

2025 Semi-Annual Report	13

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2025
Description	Par		Value
CORPORATE CREDIT (continued)
X Corp., Senior Secured First Lien Tranche B3 Term Loan, 9.50% (Fixed Rate), 10/29/2029, (0.00% Floor)		1,733,000	$1,687,509
X Corp., Senior Secured First Lien Tranche B1 Term Loan, 11.08% (1 mo. SOFR US + 6.50%), 10/29/2029, (0.50% Floor)		300,459	293,911
			4,050,719
Leisure Products – 0.3%
Peloton Interactive, Inc., Senior Secured First Lien Term Loan, 9.83% (3 mo. SOFR US + 5.50%), 05/30/2029, (0.00% Floor)		989,487	1,006,185
Life Sciences Tools & Services – 0.8%
Phoenix Newco, Inc., Senior Secured First Lien Tranche B Term Loan, 6.83% (1 mo. SOFR US + 2.50%), 11/15/2028, (0.50% Floor)		797,013	798,132
Sotera Health Holdings LLC, Senior Secured First Lien Tranche B Term Loan, 7.55% (1 mo. SOFR US + 3.25%), 05/30/2031, (0.00% Floor)		876,068	881,000
Star Parent, Inc., Senior Secured First Lien Tranche B Term Loan, 8.30% (3 mo. SOFR US + 4.00%), 09/30/2030, (0.00% Floor)		780,595	773,968
			2,453,100
Machinery – 0.5%
Delachaux Group SA, Senior Secured First Lien Tranche B Term Loan, 5.44% (3 mo. EURIBOR + 3.25%), 04/16/2029, (0.00% Floor)	EUR	220,509	260,345
SPX FLOW, Inc., Senior Secured First Lien Tranche B Term Loan, 7.33% (1 mo. SOFR US + 3.00%), 04/05/2029, (0.50% Floor)		400,212	402,085
TK Elevator Midco GmbH, Senior Secured First Lien Tranche B Term Loan, 5.85% (3 mo. EURIBOR + 3.25%), 04/30/2030, (0.00% Floor)	EUR	460,000	541,365
TSG Solutions, Senior Secured First Lien Term Loan, 6.18% (3 wk. EURIBOR + 4.00%), 03/18/2032, (0.00% Floor)	EUR	300,000	355,374
			1,559,169
Media – 1.7%
Aragorn Parent Corp., Senior Secured First Lien Tranche B Term Loan, 8.58% (1 mo. SOFR US + 4.25%), 12/15/2028, (0.00% Floor)		640,359	644,829
Century DE Buyer LLC, Senior Secured First Lien Tranche B Term Loan, 7.78% (3 mo. SOFR US + 3.50%), 10/30/2030, (0.00% Floor)		346,509	348,891
Directv Financing LLC, Senior Secured First Lien Tranche EXT Term Loan, 10.05% (3 mo. SOFR US + 5.25%), 08/02/2029, (0.75% Floor)		735,165	730,820

____________

See Notes to Consolidated Financial Statements.

14

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2025
Description	Par		Value
CORPORATE CREDIT (continued)
Directv Financing LLC, Senior Secured First Lien Tranche NON-EXT Term Loan, 9.80% (3 mo. SOFR US + 5.00%), 08/02/2027, (0.75% Floor)		329,713	$331,387
McGraw-Hill Education, Inc., Senior Secured First Lien Tranche B Term Loan, 7.58% (1 mo. SOFR US + 3.25%), 08/06/2031, (0.50% Floor)		895,266	899,371
Univision Communications, Inc., Senior Secured First Lien Tranche B Term Loan
7.81% (1 mo. SOFR US + 3.25%), 01/31/2029, (0.75% Floor)		596,915	578,635
8.55% (3 mo. SOFR US + 4.25%), 06/25/2029, (0.50% Floor)		487,437	486,626
Virgin Media Bristol LLC, Senior Secured First Lien Tranche Y Term Loan, 7.47% (6 mo. SOFR US + 3.18%), 03/31/2031, (0.00% Floor)		185,000	182,887
Virgin Media, Inc., Senior Secured First Lien Tranche Z Term Loan, 5.32% (1 mo. EURIBOR + 3.43%), 10/15/2031, (0.00% Floor)	EUR	115,000	134,795
WideOpenWest, Senior Secured First Lien Term Loan
11.76% (3 mo. SOFR US + 7.00%), 12/11/2028, (1.50% Floor)		338,073	347,933
7.76% (3 mo. SOFR US + 3.00%), 12/11/2028, (1.50% Floor)		625,219	535,344
			5,221,518
Metals & Mining – 0.1%
Arsenal AIC Parent LLC, Senior Secured First Lien Tranche B Term Loan, 7.08% (1 mo. SOFR US + 2.75%), 08/19/2030, (0.00% Floor)		294,784	294,931
Oil, Gas & Consumable Fuels – 0.4%
Freeport LNG Investments LLLP, Senior Secured First Lien Tranche B Term Loan, 7.52% (3 mo. SOFR US + 3.25%), 12/21/2028, (0.00% Floor)		804,608	806,454
Traverse Midstream Partners LLC, Senior Secured First Lien Tranche B Term Loan, 7.28% (3 mo. SOFR US + 3.00%), 02/16/2028, (0.50% Floor)		500,000	502,293
			1,308,747
Pharmaceuticals – 0.6%
AI Sirona Luxembourg Acquisition Sarl, Senior Secured First Lien Tranche B5 Term Loan, 5.93% (1 mo. EURIBOR + 4.00%), 12/16/2030, (0.00% Floor)	EUR	250,000	295,895
AI Sirona Luxembourg Acquisition Sarl, Senior Secured First Lien Tranche B3 Term Loan, 5.48% (3 mo. EURIBOR + 3.50%), 09/29/2028, (0.00% Floor)	EUR	250,000	295,336
Curium Bidco Sarl, Senior Secured First Lien Tranche B Term Loan, 7.80% (3 mo. SOFR US + 3.50%), 07/31/2029, (0.00% Floor)		915,039	918,663
Pharmanovia, Senior Secured First Lien Tranche B3 Term Loan, 6.26% (3 mo. EURIBOR + 4.25%), 02/06/2030, (0.00% Floor)	EUR	300,000	294,547
			1,804,441
____________

See Notes to Consolidated Financial Statements.

2025 Semi-Annual Report	15

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2025
Description	Par		Value
CORPORATE CREDIT (continued)
Professional Services – 2.1%
Advantage Sales & Marketing, Inc., Senior Secured First Lien Tranche B2 Term Loan, 9.05% (3 mo. SOFR US + 4.25%), 10/28/2027, (0.75% Floor)		505,368	$424,423
Blackhawk Network Holdings, Inc., Senior Secured First Lien Tranche B Term Loan, 8.33% (1 mo. SOFR US + 4.00%), 03/12/2029, (1.00% Floor)		941,519	947,771
DTI Holdco, Inc., Senior Secured First Lien Tranche B Term Loan, 8.33% (1 mo. SOFR US + 4.00%), 04/26/2029, (0.75% Floor)		637,053	630,625
Eisner Advisory Group LLC, Senior Secured First Lien Tranche B Term Loan, 8.33% (1 mo. SOFR US + 4.00%), 02/28/2031, (0.50% Floor)		569,522	572,726
Element Materials Technology Group US Holdings, Inc., Senior Secured First Lien Tranche B Term Loan, 8.05% (3 mo. SOFR US + 3.75%), 06/25/2029, (0.50% Floor)		774,030	777,416
Grant Thornton Advisors LLC, Senior Secured First Lien Tranche B Term Loan, 7.08% (1 mo. SOFR US + 2.75%), 05/30/2031, (0.00% Floor)		595,508	595,731
Planet US Buyer LLC, Senior Secured First Lien Tranche B Term Loan, 7.33% (3 mo. SOFR US + 3.00%), 02/10/2031, (0.00% Floor)		618,750	622,076
Project Alpha Intermediate Holding, Senior Secured First Lien Tranche B Term Loan
7.55% (3 mo. SOFR US + 3.25%), 10/28/2030, (0.50% Floor)		661,959	665,821
7.56% (3 mo. SOFR US + 3.25%), 10/28/2030, (0.50% Floor)		332,921	334,864
Skopima Consilio Parent LLC, Senior Secured First Lien Term Loan, 8.08% (1 mo. SOFR US + 3.75%), 05/17/2028, (0.50% Floor)		905,980	895,380
			6,466,833
Semiconductors & Semiconductor Equipment – 0.2%
Gryphon Debt Merger Sub, Inc., Tranche B Term Loan, 7.32% (1 mo. Term SOFR + 3.00%), 06/21/2032		500,000	500,523
Software – 5.7%
Acuris Finance US, Inc., Senior Secured First Lien Tranche B Term Loan, 5.46% (3 mo. EURIBOR + 3.50%), 02/16/2028, (0.00% Floor)	EUR	288,730	338,198
Avalara, Inc., Senior Secured First Lien Tranche B Term Loan, 7.55% (3 mo. SOFR US + 3.25%), 03/29/2032, (0.00% Floor)		1,080,000	1,085,929
Boxer Parent Co., Inc., Senior Secured First Lien Tranche B Term Loan, 7.33% (3 mo. SOFR US + 3.00%), 07/30/2031, (0.00% Floor)		128,678	128,026
Capstone Borrower, Inc., Senior Secured First Lien Tranche B Term Loan, 7.05% (3 mo. SOFR US + 2.75%), 06/17/2030		375,646	376,166
Castle US Holding Corp., Senior Secured First Lien Tranche B1 Term Loan, 6.29% (3 wk. EURIBOR + 4.25%), 05/31/2030, (0.00% Floor)	EUR	218,868	131,164

____________

See Notes to Consolidated Financial Statements.

16

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2025
Description	Par		Value
CORPORATE CREDIT (continued)
Castle US Holding Corp., Senior Secured First Lien Term Loan, 7.04% (1 mo. EURIBOR + 5.00%), 04/29/2030, (2.00% Floor)	EUR	33,619	$39,849
Cloud Software Group, Inc., Senior Secured First Lien Tranche B2 Term Loan, 8.05% (3 mo. SOFR US + 3.75%), 03/24/2031, (0.50% Floor)		1,084,550	1,087,598
Cloud Software Group, Inc., Senior Secured First Lien Tranche B1 Term Loan, 7.80% (3 mo. SOFR US + 3.50%), 03/29/2029, (0.50% Floor)		631,083	632,480
ConnectWise LLC, Senior Secured First Lien Tranche B Term Loan, 8.32% (3 mo. SOFR US + 3.50%), 09/29/2028, (0.50% Floor)		53,311	53,649
Epicor Software Corp., First Lien Tranche B Term Loan, 7.08% (1 mo. Term SOFR + 2.75%), 05/30/2031		553,088	555,118
Icon Parent, Inc., Senior Secured First Lien Tranche B Term Loan, 7.21% (3 mo. SOFR US + 3.00%), 11/13/2031, (0.00% Floor)		1,206,975	1,209,660
Icon Parent, Inc., Senior Secured Second Lien Term Loan, 9.21% (6 mo. SOFR US + 5.00%), 11/12/2032, (0.00% Floor)		150,000	151,656
ION Corporate Solutions Finance Sarl, Senior Secured First Lien Tranche B Term Loan, 5.23% (3 mo. EURIBOR + 3.25%), 03/06/2028, (0.00% Floor)	EUR	181,592	212,623
ION Trading Technologies Sarl, Senior Secured First Lien Tranche B Term Loan, 6.61% (3 mo. EURIBOR + 4.25%), 04/03/2028, (0.00% Floor)	EUR	494,176	579,517
Kaseya, Inc., Senior Secured First Lien Tranche B Term Loan, 7.58% (1 mo. SOFR US + 3.25%), 03/22/2032, (0.00% Floor)		930,977	935,706
Leia Finco US LLC, Senior Secured First Lien Tranche B Term Loan, 7.46% (3 mo. SOFR US + 3.25%), 10/09/2031, (0.00% Floor)		474,810	475,814
Leia Finco US LLC, Senior Secured Second Lien Term Loan, 9.46% (3 mo. SOFR US + 5.25%), 10/12/2032, (0.00% Floor)		305,000	303,411
McAfee Corp., Senior Secured First Lien Tranche B2 Term Loan, 5.69% (3 mo. EURIBOR + 3.50%), 03/01/2029, (0.00% Floor)	EUR	243,169	283,497
McAfee Corp., Senior Secured First Lien Tranche B1 Term Loan, 7.32% (1 mo. SOFR US + 3.00%), 03/01/2029, (0.50% Floor)		890,497	866,658
Mermaid Bidco, Inc., Senior Secured First Lien Tranche B Term Loan, 5.89% (1 mo. EURIBOR + 3.75%), 07/02/2031, (0.00% Floor)	EUR	450,000	533,228
Mitchell International, Inc., Senior Secured First Lien Tranche B Term Loan, 7.58% (1 mo. SOFR US + 3.25%), 06/17/2031, (0.50% Floor)		645,125	645,338
Mitchell International, Inc., Senior Secured Second Lien Term Loan, 9.58% (1 mo. SOFR US + 5.25%), 06/17/2032, (0.00% Floor)		310,000	306,202

____________

See Notes to Consolidated Financial Statements.

2025 Semi-Annual Report	17

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2025
Description	Par		Value
CORPORATE CREDIT (continued)
Modena Buyer LLC, Senior Secured First Lien Tranche B Term Loan, 8.78% (3 mo. SOFR US + 4.50%), 07/01/2031, (0.00% Floor)		271,069	$261,751
P&I Personal & Informatik, Senior Secured First Lien Term Loan, 5.77% (3 mo. EURIBOR + 3.75%), 05/30/2032, (0.00% Floor)	EUR	500,000	591,657
Polaris Newco LLC, Senior Secured First Lien Tranche B Term Loan, 5.68% (1 mo. EURIBOR + 3.75%), 06/05/2028, (0.00% Floor)	EUR	240,625	271,753
Project Boost Purchaser LLC, Senior Secured First Lien Tranche B Term Loan, 7.30% (3 mo. SOFR US + 3.00%), 07/16/2031, (0.00% Floor)		746,250	748,392
Proofpoint, Inc., Senior Secured First Lien Tranche B Term Loan, 7.33% (1 mo. SOFR US + 3.00%), 08/31/2028, (0.50% Floor)		1,297,268	1,299,590
Quartz Acquireco LLC, Senior Secured First Lien Tranche B2 Term Loan, 6.55% (3 mo. SOFR US + 2.25%), 06/28/2030, (0.00% Floor)		294,750	296,224
RealPage, Inc., Senior Secured First Lien Tranche B Term Loan, 7.67% (3 mo. SOFR US + 3.00%), 04/24/2028, (0.50% Floor)		480,245	477,486
Storable, Inc., Senior Secured First Lien Tranche B Term Loan, 7.58% (1 mo. SOFR US + 3.25%), 04/16/2031, (0.00% Floor)		183,540	183,617
Suse, Senior Secured First Lien Tranche B8 Term Loan, 5.93% (3 mo. EURIBOR + 3.75%), 11/11/2030, (0.00% Floor)	EUR	300,000	355,540
team.blue Finco SARL, Senior Secured First Lien Tranche B Term Loan, 5.81% (3 mo. EURIBOR + 3.45%), 09/28/2029, (0.00% Floor)	EUR	300,000	354,123
UKG, Inc., Senior Secured First Lien Tranche B Term Loan, 7.31% (1 mo. SOFR US + 3.00%), 02/10/2031, (0.00% Floor)		1,063,379	1,068,595
X.AI LLC Tranche B Term Loan
11.57% (1 mo. Term SOFR + 7.25%), 06/28/2030		200,000	190,896
11.57%, 06/28/2030		200,000	190,896
12.50%, 06/28/2030		200,000	201,094
Zodiac Purchaser LLC, Senior Secured First Lien Tranche B Term Loan, 7.83% (1 mo. SOFR US + 3.50%), 02/17/2032, (0.00% Floor)		240,000	239,250
			17,662,351
Specialty Retail – 0.8%
Global Blue Acquisition BV, First Lien Tranche B Term Loan, 5.60% (3 mo. EURIBOR + 3.25%), 12/05/2030	EUR	160,000	189,121
LS Group OpCo Acquistion LLC, Senior Secured First Lien Tranche B1 Term Loan
6.83% (1 mo. SOFR US + 2.50%), 04/23/2031, (0.00% Floor)		78,206	78,231
6.83% (3 mo. SOFR US + 2.50%), 04/23/2031, (0.00% Floor)		666,178	666,388

____________

See Notes to Consolidated Financial Statements.

18

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2025
Description	Par		Value
CORPORATE CREDIT (continued)
Motor Fuel Group, Senior Secured First Lien Tranche B10 Term Loan, 8.97% (SONIA + 4.75%), 04/29/2029, (0.00% Floor)	GBP	250,000	$342,537
PetSmart LLC, Senior Secured First Lien Tranche B Term Loan, 8.28% (1 mo. SOFR US + 3.75%), 02/14/2028, (0.75% Floor)		1,166,502	1,157,024
			2,433,301
Technology Hardware, Storage & Peripherals – 0.2%
Sandisk Corp., Senior Secured First Lien Tranche B Term Loan, 7.32% (3 mo. SOFR US + 3.00%), 02/23/2032, (0.00% Floor)		684,000	681,435
Textiles, Apparel & Luxury Goods – 0.2%
Skechers USA (Beach Acquisition Bidco), Tranche B Term Loan, 5.39%, 06/16/2032	EUR	500,000	589,345
Trading Companies & Distributors – 0.4%
Aggreko Holdings, Inc., First Lien Tranche B Term Loan, 7.32% (3 mo. Term SOFR + 3.00%), 08/02/2029		500,000	501,408
Renta Group, Senior Secured First Lien Tranche B Term Loan, 5.72% (3 mo. EURIBOR + 3.75%), 07/31/2030, (0.00% Floor)	EUR	500,000	589,819
			1,091,227
Transportation Infrastructure – 0.1%
Boluda Towage, Senior Secured First Lien Tranche B3 Term Loan, 5.54% (3 mo. EURIBOR + 3.50%), 01/31/2030, (0.00% Floor)	EUR	300,000	355,475
Total Senior Loans (Syndicated)			110,088,470
High Yield – 24.0%
Aerospace & Defense – 0.2%
Bombardier, Inc.
8.75%, 11/15/2030 (d)		560,000	606,944
7.00%, 06/01/2032 (d)		120,000	125,116
			732,060
Automobile Components – 0.1%
Dana Financing Luxembourg Sarl, 8.50%, 07/15/2031	EUR	275,000	352,885
Automobiles – 0.2%
JB Poindexter & Company, Inc., 8.75%, 12/15/2031 (d)		575,000	585,896
Beverages – 0.1%
Primo Water Holdings, Inc., 3.88%, 10/31/2028 (d)	EUR	200,000	235,363

____________

See Notes to Consolidated Financial Statements.

2025 Semi-Annual Report	19

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2025
Description	Par		Value
CORPORATE CREDIT (continued)
Broadline Retail – 0.3%
B&M European Value Retail SA, 6.50%, 11/27/2031	GBP	295,000	$409,344
QVC, Inc., 6.88%, 04/15/2029 (d)		1,275,000	537,286
			946,630
Chemicals – 1.0%
Celanese US Holdings LLC, 6.75%, 04/15/2033		980,000	990,972
INEOS Finance PLC, 6.38%, 04/15/2029	EUR	100,000	119,511
INEOS Quattro Finance 2 PLC, 6.75%, 04/15/2030	EUR	335,000	365,816
Olympus Water US Holding Corp.
9.63%, 11/15/2028	EUR	280,000	347,194
9.75%, 11/15/2028 (d)		145,000	152,871
6.25%, 10/01/2029 (d)		315,000	300,856
7.25%, 06/15/2031 (d)		275,000	280,731
Windsor Holdings III LLC, 8.50%, 06/15/2030 (d)		622,000	667,330
			3,225,281
Commercial Services & Supplies – 1.2%
Allied Universal Holdco LLC
3.63%, 06/01/2028	EUR	305,000	351,743
7.88%, 02/15/2031 (d)		900,000	941,024
Amber Finco PLC, 6.63%, 07/15/2029	EUR	300,000	370,401
Garda World Security Corp., Senior Secured 7.31% (1 mo. SOFR US + 3.00%), 02/01/2029, (0.00% Floor)		987,474	990,486
Garda World Security Corp., 8.38%, 11/15/2032 (d)		445,000	457,493
TMS International Corp., 6.25%, 04/15/2029 (d)		640,000	609,045
			3,720,192
Communications Equipment – 0.3%
CommScope LLC
4.75%, 09/01/2029 (d)		524,000	512,227
9.50%, 12/15/2031 (d)		291,000	304,953
			817,180
Construction & Engineering – 0.4%
Assemblin Caverion, 6.25%, 07/01/2030	EUR	331,000	402,264

____________

See Notes to Consolidated Financial Statements.

20

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2025
Description	Par		Value
CORPORATE CREDIT (continued)
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029 (d)		340,000	$327,019
Pike Corp.
5.50%, 09/01/2028 (d)		440,000	440,018
8.63%, 01/31/2031 (d)		220,000	239,542
			1,408,843
Consumer Finance – 0.4%
FirstCash, Inc., 5.63%, 01/01/2030 (d)		702,000	701,121
goeasy Ltd.
6.88%, 05/15/2030 (d)		275,000	276,731
7.38%, 10/01/2030 (d)		190,000	194,302
			1,172,154
Containers & Packaging – 0.5%
Ardagh Packaging Finance PLC
2.13%, 08/15/2026	EUR	200,000	225,816
5.25%, 08/15/2027 (d)		260,000	116,151
Fiber Bidco SpA, 5.98% (3 mo. EURIBOR + 4.00%), 01/15/2030, (0.00% Floor) (d)	EUR	125,000	143,654
Graham Packaging Company, Inc., 7.13%, 08/15/2028 (d)		285,000	284,663
Guala Closures SpA, 5.98% (3 mo. EURIBOR + 4.00%), 06/29/2029, (0.00% Floor) (d)	EUR	250,000	296,598
Intelligent Packaging Limited Finco, Inc., 6.00%, 09/15/2028 (d)		435,000	435,000
			1,501,882
Diversified Consumer Services – 0.1%
Verisure Midholding AB, 5.25%, 02/15/2029	EUR	310,000	367,455
Diversified REITs – 0.1%
Global Net Lease, Inc., 4.50%, 09/30/2028 (d)		395,000	383,032
Diversified Telecommunication Services – 1.2%
Cogent Communications Group, Inc.
7.00%, 06/15/2027 (d)		340,000	341,864
6.50%, 07/01/2032 (d)		685,000	675,382
Consolidated Communications, Inc., 6.50%, 10/01/2028 (d)		380,000	387,708
Iliad Holding SASU
5.63%, 10/15/2028	EUR	175,000	210,200
5.38%, 04/15/2030	EUR	125,000	151,586
Intelsat Jackson Holdings SA, 6.50%, 03/15/2030 (d)		1,005,000	1,027,307
Telefonica Europe BV, 6.75% to 09/07/2031 then 8 yr. Swap Rate EUR + 3.62%, Perpetual	EUR	200,000	259,427

____________

See Notes to Consolidated Financial Statements.

2025 Semi-Annual Report	21

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2025
Description	Par		Value
CORPORATE CREDIT (continued)
Zayo Group Holdings, Inc., Senior Secured 7.56% (1 mo. SOFR US + 3.00%), 03/09/2027, (0.00% Floor)		400,000	$381,518
Zayo Group Holdings, Inc., 4.00%, 03/01/2027 (d)		300,000	281,615
			3,716,607
Electric Utilities – 0.1%
Electricite de France SA
5.63% to 09/17/2032 then 5 yr. Swap Rate EUR + 3.28%, Perpetual (e)	EUR	200,000	244,542
9.13% to 06/15/2033 then 5 yr. CMT Rate + 5.41%, Perpetual (d)		200,000	226,085
			470,627
Energy Equipment & Services – 0.2%
Nabors Industries, Inc.
9.13%, 01/31/2030 (d)		270,000	258,739
8.88%, 08/15/2031 (d)		685,000	509,365
			768,104
Entertainment – 0.1%
Banijay (LOV Banijay SASU), 7.00%, 05/01/2029	EUR	170,000	209,668
Financial Services – 1.0%
Dynamo Newco II GmbH, 6.25%, 10/15/2031	EUR	335,000	406,182
Freedom Mortgage Corp., 12.25%, 10/01/2030 (d)		530,000	588,135
GTCR LLC, 8.50%, 01/15/2031	GBP	250,000	368,982
NCR Atleos Escrow Corp., 9.50%, 04/01/2029 (d)		710,000	778,251
PennyMac Financial Services, Inc., 6.88%, 02/15/2033 (d)		300,000	307,875
Worldpay, 7.50%, 01/15/2031 (d)		530,000	562,979
			3,012,404
Food Products – 0.7%
B&G Foods, Inc., 8.00%, 09/15/2028 (d)		430,000	414,536
Fiesta Purchaser, Inc.
7.88%, 03/01/2031 (d)		585,000	621,442
9.63%, 09/15/2032 (d)		290,000	306,724
Irca SpA, 5.73% (3 mo. EURIBOR + 3.75%), 12/15/2029, (0.00% Floor) (d)	EUR	500,000	591,855
Sammontana Italia SpA, 6.03% (3 mo. EURIBOR + 3.75%), 10/15/2031, (0.00% Floor) (d)	EUR	175,000	206,385
			2,140,942

____________

See Notes to Consolidated Financial Statements.

22

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2025
Description	Par		Value
CORPORATE CREDIT (continued)
Gas Utilities – 0.5%
CQP Holdco LP
5.50%, 06/15/2031 (d)		165,000	$163,115
7.50%, 12/15/2033 (d)		515,000	560,893
Suburban Propane Partners LP, 5.00%, 06/01/2031 (d)		835,000	790,513
			1,514,521
Health Care Providers & Services – 1.2%
Acadia Healthcare Co., Inc., 7.38%, 03/15/2033 (d)		920,000	948,963
Community Health Systems, Inc.
5.63%, 03/15/2027 (d)		465,000	458,307
10.88%, 01/15/2032 (d)		440,000	466,892
LifePoint Health, Inc., 8.38%, 02/15/2032 (d)		1,055,000	1,125,009
Nidda Healthcare Holding GmbH, 5.63%, 02/21/2030	EUR	225,000	270,706
RAY Financing LLC, 6.50%, 07/15/2031	EUR	310,000	382,076
			3,651,953
Hotel & Resort REITs – 0.3%
Service Properties Trust, 8.63%, 11/15/2031 (d)		1,000,000	1,074,252
Hotels, Restaurants & Leisure – 1.4%
Bloomin’ Brands, Inc., 5.13%, 04/15/2029 (d)		1,015,000	942,178
Cirsa Finance International Sarl
6.69% (3 mo. EURIBOR + 4.50%), 07/31/2028 (d)	EUR	62,429	74,090
7.88%, 07/31/2028	EUR	300,000	368,294
6.50%, 03/15/2029 (d)	EUR	205,000	253,275
CPUK Finance Ltd., 6.50%, 08/28/2026	GBP	210,000	286,997
Hilton Grand Vacations Borrower Escrow LLC, 5.00%, 06/01/2029 (d)		675,000	649,668
Lottomatica Group SpA, 5.38%, 06/01/2030	EUR	165,000	202,503
Motel One GmbH/Muenchen, 7.75%, 04/02/2031	EUR	245,000	310,320
Sani/Ikos Financial Holdings 1 Sarl, 7.25%, 07/31/2030	EUR	325,000	395,382
Six Flags Entertainment Corp, 7.25%, 05/15/2031 (d)		425,000	437,032
TUI Cruises GmbH, 6.25%, 04/15/2029	EUR	285,000	350,502
			4,270,241

____________

See Notes to Consolidated Financial Statements.

2025 Semi-Annual Report	23

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2025
Description	Par		Value
CORPORATE CREDIT (continued)
Independent Power and Renewable Electricity Producers – 0.2%
Lightning Power LLC, 7.25%, 08/15/2032 (d)		735,000	$774,029
Insurance – 0.4%
Alliant Holdings LP, 7.38%, 10/01/2032 (d)		200,000	206,413
Ardonagh Finco Ltd, 6.88%, 02/15/2031	EUR	310,000	376,136
HUB International Ltd.
5.63%, 12/01/2029 (d)		120,000	120,112
7.38%, 01/31/2032 (d)		380,000	397,842
			1,100,503
Leisure Products – 0.2%
Asmodee Group AB, 5.73% (3 mo. EURIBOR + 3.75%), 12/15/2029 (d)	EUR	470,588	559,168
Life Sciences Tools & Services – 0.5%
Eurofins Scientific SE, 5.75% to 04/04/2032 then 3 mo. EURIBOR + 3.19%, Perpetual	EUR	320,000	391,496
Sotera Health Holdings LLC, 7.38%, 06/01/2031 (d)		1,045,000	1,088,569
			1,480,065
Machinery – 0.4%
Alstom SA, 5.87% to 08/29/2029 then 5 yr. Swap Rate EUR + 2.93%, Perpetual	EUR	300,000	372,605
EMRLD Borrower LP, 6.38%, 12/15/2030	EUR	230,000	285,312
IMA Industria Macchine Automatiche SpA
6.03% (3 mo. EURIBOR + 3.75%), 04/15/2029 (d)	EUR	220,000	261,236
6.03% (3 mo. EURIBOR + 3.75%), 04/15/2029, (0.00% Floor)	EUR	205,000	243,424
			1,162,577
Media – 2.5%
AMC Networks, Inc.
10.25%, 01/15/2029 (d)		480,000	498,000
4.25%, 02/15/2029		435,000	348,898
10.50%, 07/15/2032 (d)		490,000	496,811
Block Communications, Inc., 4.88%, 03/01/2028 (d)		310,000	298,088
Cablevision Lightpath LLC
3.88%, 09/15/2027 (d)		710,000	684,754
5.63%, 09/15/2028 (d)		415,000	401,295
CCO Holdings LLC
6.38%, 09/01/2029 (d)		140,000	142,906
4.75%, 03/01/2030 (d)		190,000	184,214
4.25%, 02/01/2031 (d)		170,000	158,917
7.38%, 03/01/2031 (d)		235,000	245,348
4.50%, 06/01/2033 (d)		494,000	451,840

____________

See Notes to Consolidated Financial Statements.

24

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2025
Description	Par		Value
CORPORATE CREDIT (continued)
CSC Holdings LLC, 5.50%, 04/15/2027 (d)		710,000	$678,470
Directv Financing LLC
5.88%, 08/15/2027 (d)		520,000	518,628
10.00%, 02/15/2031 (d)		305,000	296,313
Sirius XM Radio, Inc.
5.50%, 07/01/2029 (d)		214,000	212,729
4.13%, 07/01/2030 (d)		160,000	147,626
3.88%, 09/01/2031 (d)		1,060,000	942,912
Univision Communications, Inc., 6.63%, 06/01/2027 (d)		765,000	763,617
Virgin Media Secured Finance PLC, 5.25%, 05/15/2029	GBP	140,000	185,865
			7,657,231
Metals & Mining – 0.7%
Cleveland-Cliffs, Inc., 7.38%, 05/01/2033 (d)		810,000	761,110
Mineral Resources Ltd.
9.25%, 10/01/2028 (d)		380,000	389,370
8.50%, 05/01/2030 (d)		675,000	672,187
Novelis Corp., 6.88%, 01/30/2030 (d)		375,000	387,958
			2,210,625
Oil, Gas & Consumable Fuels – 0.6%
Sunoco LP, 6.25%, 07/01/2033 (d)		300,000	305,197
Venture Global LNG, Inc.
9.50%, 02/01/2029 (d)		335,000	365,151
8.38%, 06/01/2031 (d)		97,000	100,817
Venture Global Plaquemines LNG LLC, 6.75%, 01/15/2036 (d)		245,000	245,000
Vital Energy, Inc., 7.88%, 04/15/2032 (d)		925,000	791,611
			1,807,776
Paper & Forest Products – 0.1%
Mercer International, Inc., 5.13%, 02/01/2029		550,000	449,113
Passenger Airlines – 0.6%
Spirit Airlines Pass Through Trust, Series 2025-1, Class B, 11.00%, 02/15/2030 (b)		2,000,000	1,965,000
Personal Care Products – 0.1%
Opal Bidco SAS, 5.50%, 03/31/2032 (e)	EUR	335,000	403,493
Pharmaceuticals – 0.8%
1261229 BC Ltd., 10.00%, 04/15/2032 (d)		930,000	938,825

____________

See Notes to Consolidated Financial Statements.

2025 Semi-Annual Report	25

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2025
Description	Par		Value
CORPORATE CREDIT (continued)
Cheplapharm Arzneimittel GmbH
6.89% (3 mo. EURIBOR + 4.75%), 05/15/2030, (0.00% Floor) (d)	EUR	210,000	$247,367
7.50%, 05/15/2030	EUR	200,000	240,883
7.13%, 06/15/2031 (e)	EUR	100,000	118,722
Dolcetto Holdco SpA, 5.63%, 07/14/2032 (e)	EUR	170,000	201,848
Endo Finance Holdings, Inc., 8.50%, 04/15/2031 (d)		725,000	768,361
			2,516,006
Professional Services – 0.4%
Mooney Group SpA, 5.88% (3 mo. EURIBOR + 3.88%), 12/17/2026, (3.88% Floor)	EUR	500,000	585,072
Summer BC Holdco B SARL, 6.39% (3 mo. EURIBOR + 4.25%), 02/15/2030, (0.00% Floor) (d)	EUR	500,000	584,553
			1,169,625
Real Estate Management & Development – 0.6%
Hunt Companies, Inc., 5.25%, 04/15/2029 (d)		765,000	737,780
Kennedy-Wilson, Inc., 4.75%, 02/01/2030		1,180,000	1,081,830
			1,819,610
Software – 1.4%
Acuris Finance US, Inc., 5.00%, 05/01/2028 (d)		310,000	296,083
Cedacri Mergeco SPA, 7.64% (3 mo. EURIBOR + 5.50%), 05/15/2028, (0.00% Floor) (d)	EUR	200,000	237,946
Cloud Software Group, Inc., 6.50%, 03/31/2029 (d)		1,350,000	1,363,443
Helios Software Holdings, Inc.
7.88%, 05/01/2029	EUR	295,000	360,588
8.75%, 05/01/2029 (d)		620,000	638,299
ION Trading Technologies Sarl, 9.50%, 05/30/2029 (d)		200,000	206,400
NCR Corp., 5.13%, 04/15/2029 (d)		175,000	172,515
Sabre GLBL, Inc., 7.38%, 09/01/2025 (d)		150,000	150,792
TeamSystem SpA
5.00%, 07/01/2031 (e)	EUR	265,000	312,283
5.19% (3 mo. EURIBOR + 3.25%), 07/01/2032, (0.00% Floor) (d)	EUR	500,000	589,072
			4,327,421

____________

See Notes to Consolidated Financial Statements.

26

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2025
Description	Par		Value
CORPORATE CREDIT (continued)
Specialty Retail – 1.5%
CD&R Firefly Bidco, 8.63%, 04/30/2029	GBP	220,000	$311,574
EG America LLC, Senior Secured 8.58% (3 mo. SOFR US + 4.25%), 02/07/2028, (0.00% Floor)		1,124,705	1,131,228
eG Global Finance PLC, 11.00%, 11/30/2028	EUR	155,000	201,754
Kepler SpA, 7.73% (3 mo. EURIBOR + 5.75%), 05/15/2029, (0.00% Floor)	EUR	250,000	295,804
LCM Investments Holdings II LLC, 8.25%, 08/01/2031 (d)		870,000	925,696
Wand NewCo 3, Inc., 7.63%, 01/30/2032 (d)		1,025,000	1,078,125
Wand NewCo 3, Inc., Senior Secured 6.83% (1 mo. SOFR US + 2.50%), 01/30/2031, (0.00% Floor)		577,486	575,575
			4,519,756
Technology Hardware, Storage & Peripherals – 0.3%
Diebold Nixdorf, Inc., 7.75%, 03/31/2030 (d)		1,025,000	1,089,980
Textiles, Apparel & Luxury Goods – 0.3%
Afflelou SAS, 6.00%, 07/25/2029	EUR	250,000	307,004
Beach Acquisition Bidco LLC, 5.25%, 07/15/2032 (e)	EUR	125,000	148,481
Hanesbrands, Inc., 9.00%, 02/15/2031 (d)		465,000	492,772
			948,257
Trading Companies & Distributors – 0.7%
Equipmentshare.Com Inc.
9.00%, 05/15/2028 (d)		995,000	1,052,392
8.00%, 03/15/2033 (d)		70,000	73,394
Fortress Transportation and Infrastructure Investors LLC, 7.88%, 12/01/2030 (d)		874,000	927,976
			2,053,762
Transportation Infrastructure – 0.1%
Heathrow Finance PLC, 6.63%, 03/01/2031	GBP	175,000	239,346
Total High Yield			74,531,515
Convertible Bonds – 0.2%
Automobiles – 0.0% (f)
Li Auto, Inc., 0.25%, 05/01/2028		3,000	3,569

____________

See Notes to Consolidated Financial Statements.

2025 Semi-Annual Report	27

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2025
Description	Par	Value
CORPORATE CREDIT (continued)
Banks – 0.0% (f)
JPMorgan Chase Financial Co. LLC, 0.50%, 06/15/2027	8,000	$9,248
Biotechnology – 0.0% (f)
Bridgebio Pharma, Inc., 2.25%, 02/01/2029	9,000	8,424
Cytokinetics, Inc., 3.50%, 07/01/2027	8,000	8,532
Sarepta Therapeutics, Inc., 1.25%, 09/15/2027	3,000	2,168
Travere Therapeutics, Inc., 2.25%, 03/01/2029	9,000	8,595
		27,719
Broadline Retail – 0.0% (f)
Alibaba Group Holding Ltd., 0.50%, 06/01/2031	3,000	3,836
Etsy, Inc.
0.25%, 06/15/2028	17,000	14,633
1.00%, 06/15/2030 (d)	2,000	1,910
JD.com, Inc., 0.25%, 06/01/2029	10,000	10,455
		30,834
Capital Markets – 0.0% (f)
Coinbase Global, Inc., 0.25%, 04/01/2030	6,000	7,863
Commercial Services & Supplies – 0.0% (f)
Tetra Tech, Inc., 2.25%, 08/15/2028	7,000	7,901
Communications Equipment – 0.0% (f)
Lumentum Holdings, Inc., 1.50%, 12/15/2029	3,000	4,608
Construction & Engineering – 0.0% (f)
Fluor Corp., 1.13%, 08/15/2029	5,000	6,566
Consumer Finance – 0.0% (f)
Upstart Holdings, Inc., 0.25%, 08/15/2026	4,000	3,800
Electric Utilities – 0.0% (f)
NextEra Energy Capital Holdings, Inc., 3.00%, 03/01/2027	14,000	15,953
PPL Capital Funding, Inc., 2.88%, 03/15/2028	14,000	15,156
Southern Co., 4.50%, 06/15/2027	15,000	16,575
		47,684

____________

See Notes to Consolidated Financial Statements.

28

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2025
Description	Par	Value
CORPORATE CREDIT (continued)
Electronic Equipment, Instruments & Components – 0.0% (f)
Mirion Technologies, Inc., 0.25%, 06/01/2030 (d)	3,000	$3,466
Entertainment – 0.0% (f)
Live Nation Entertainment, Inc., 2.88%, 01/15/2030 (d)	9,000	9,810
Sea Ltd., 0.25%, 09/15/2026	13,000	12,291
		22,101
Financial Services – 0.0% (f)
Affirm Holdings, Inc., 0.75%, 12/15/2029 (d)	3,000	3,178
Shift4 Payments, Inc., 0.50%, 08/01/2027	13,000	13,975
		17,153
Ground Transportation – 0.0% (f)
Grab Holdings Ltd., 0.00%, 06/15/2030 (g)	6,000	6,429
Health Care Equipment & Supplies – 0.0% (f)
CONMED Corp., 2.25%, 06/15/2027	15,000	14,249
Dexcom, Inc.
0.25%, 11/15/2025	7,000	6,893
0.38%, 05/15/2028	12,000	11,316
Envista Holdings Corp., 1.75%, 08/15/2028	13,000	12,098
Haemonetics Corp., 2.50%, 06/01/2029	7,000	6,981
Integer Holdings Corp., 1.88%, 03/15/2030 (d)	7,000	7,308
LivaNova PLC, 2.50%, 03/15/2029	5,000	5,102
		63,947
Health Care Providers & Services – 0.0% (f)
Guardant Health, Inc., 1.25%, 02/15/2031	6,000	7,009
Health Care Technology – 0.0% (f)
Teladoc Health, Inc., 1.25%, 06/01/2027	17,000	15,722
Hotel & Resort REITs – 0.0% (f)
Pebblebrook Hotel Trust, 1.75%, 12/15/2026	15,000	14,214
Summit Hotel Properties, Inc., 1.50%, 02/15/2026	14,000	13,580
		27,794

____________

See Notes to Consolidated Financial Statements.

2025 Semi-Annual Report	29

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2025
Description	Par		Value
CORPORATE CREDIT (continued)
Hotels, Restaurants & Leisure – 0.1%
Accor SA, 0.70%, 12/07/2027 (h)	EUR	12,000	$7,836
Airbnb, Inc., 0.00%, 03/15/2026 (g)		20,000	19,330
Cracker Barrel Old Country Store, Inc., 0.63%, 06/15/2026		1,000	957
DoorDash, Inc., 0.00%, 05/15/2030 (d),(g)		4,000	4,343
H World Group Ltd., 3.00%, 05/01/2026		6,000	6,348
Marriott Vacations Worldwide Corp., 3.25%, 12/15/2027		18,000	16,803
NCL Corp. Ltd., 0.88%, 04/15/2030 (d)		4,000	4,298
Shake Shack, Inc., 0.00%, 03/01/2028 (g)		10,000	10,731
Trip.com Group Ltd., 0.75%, 06/15/2029		4,000	4,458
			75,104
Household Durables – 0.0% (f)
Meritage Homes Corp., 1.75%, 05/15/2028		20,000	19,465
Interactive Media & Services – 0.0% (f)
Snap, Inc., 0.13%, 03/01/2028		16,000	13,896
IT Services – 0.0% (f)
Okta, Inc., 0.13%, 09/01/2025		10,000	9,950
Wix.com Ltd., 0.00%, 08/15/2025 (g)		12,000	11,970
			21,920
Life Sciences Tools & Services – 0.0% (f)
Repligen Corp., 1.00%, 12/15/2028		4,000	3,982
Media – 0.0% (f)
Cable One, Inc., 0.00%, 03/15/2026 (g)		8,000	7,589
Metals & Mining – 0.0% (f)
B2Gold Corp., 2.75%, 02/01/2030 (d)		8,000	10,707
First Majestic Silver Corp., 0.38%, 01/15/2027		11,000	10,489
			21,196

____________

See Notes to Consolidated Financial Statements.

30

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2025
Description	Par	Value
CORPORATE CREDIT
Multi-Utilities – 0.0% (f)
CMS Energy Corp, 3.38%, 05/01/2028	20,000	$21,310
WEC Energy Group, Inc., 4.38%, 06/01/2029	12,000	13,878
		35,188
Passenger Airlines – 0.0% (f)
JetBlue Airways Corp., 0.50%, 04/01/2026	9,000	8,640
Pharmaceuticals – 0.0% (f)
Jazz Pharmaceuticals Plc, 3.13%, 09/15/2030 (d)	13,000	13,845
Professional Services – 0.0% (f)
Ceridian HCM Holding, Inc., 0.25%, 03/15/2026	6,000	5,802
Parsons Corp., 2.63%, 03/01/2029	6,000	6,408
		12,210
Semiconductors & Semiconductor Equipment – 0.0% (f)
Enphase Energy, Inc.
0.00%, 03/01/2026 (g)	10,000	9,587
0.00%, 03/01/2028 (g)	11,000	8,948
MKS, Inc., 1.25%, 06/01/2030	15,000	14,858
ON Semiconductor Corp., 0.50%, 03/01/2029	9,000	8,352
		41,745
Software – 0.1%
Alarm.com Holdings, Inc., 0.00%, 01/15/2026 (g)	11,000	10,725
BlackLine, Inc., 1.00%, 06/01/2029	9,000	9,604
CyberArk Software Ltd., 0.00%, 06/15/2030 (d),(g)	5,000	5,150
Datadog, Inc., 0.00%, 12/01/2029 (d),(g)	13,000	12,487
Nutanix, Inc., 0.50%, 12/15/2029 (d)	5,000	5,678
Riot Platforms, Inc., 0.75%, 01/15/2030 (d)	5,000	5,200
Unity Software, Inc., 0.00%, 03/15/2030 (d),(g)	5,000	5,122
Varonis Systems, Inc., 1.00%, 09/15/2029 (d)	3,000	3,052

____________

See Notes to Consolidated Financial Statements.

2025 Semi-Annual Report	31

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2025
Description	Par		Value
CORPORATE CREDIT (continued)
Verint Systems, Inc., 0.25%, 04/15/2026		2,000	$1,923
Workiva, Inc., 1.25%, 08/15/2028		9,000	8,359
			67,300
Total Convertible Bonds			655,493
TOTAL CORPORATE CREDIT (Cost $182,408,237)			185,275,478
STRUCTURED CREDIT – 36.0%
Collateralized Loan Obligations – 18.3%
Adagio CLO, Series IX-X, Class E, 8.00% (3 mo. EURIBOR + 6.02%), 09/15/2034, (6.02% Floor)	EUR	1,000,000	1,149,094
Anchorage Capital CLO Ltd.
Series 2016-8A, Class ER2, 11.89% (3 mo. Term SOFR + 7.61%), 10/27/2034, (7.35% Floor) (d)		1,500,000	1,483,772
Series 2020-16A, Class ER2, 9.97% (3 mo. Term SOFR + 5.70%), 01/19/2038, (5.70% Floor) (d)		2,000,000	2,009,776
Anchorage Credit Funding Ltd.
Series 2019-7A, Class SUB1, 8.28%, 04/25/2037 (d),(i)		1,000,000	516,039
Series 2020-12A, Class D, 5.93%, 10/25/2038 (d)		750,000	744,655
ARES CLO, Series 2023-68A, Class D, 10.03% (3 mo. Term SOFR + 5.75%), 04/25/2035, (5.75% Floor) (d)		2,000,000	2,009,278
Ares European CLO, Series 21A, Class E, 7.20% (3 mo. EURIBOR + 4.75%), 04/15/2038, (4.75% Floor) (d)	EUR	1,000,000	1,174,033
Birch Grove CLO, Series 2021-3A, Class ER, 9.42% (3 mo. Term SOFR + 5.15%), 01/19/2038, (5.15% Floor) (d)		1,000,000	996,989
Carlyle Global Market Strategies, Series 2021-1A, Class DR, 11.56% (3 mo. Term SOFR + 7.30%), 01/15/2040, (7.30% Floor) (d)		1,000,000	1,025,612
CBAM Ltd.
Series 2017-2A, Class ER, 11.64% (3 mo. Term SOFR + 7.36%), 07/17/2034, (7.10% Floor) (d)		571,000	566,807
Series 2019-9A, Class ER, 11.31% (3 mo. Term SOFR + 7.05%), 07/15/2037, (7.05% Floor) (d)		1,300,000	1,313,012
Cerberus Loan Funding LP, Series 2023-3A, Class C, 8.41% (3 mo. Term SOFR + 4.15%), 09/13/2035, (4.15% Floor) (d)		1,000,000	1,007,136
Dryden CLO, Series 2017-27X, Class ER, 8.14% (3 mo. EURIBOR + 5.86%), 04/15/2033, (5.86% Floor)	EUR	500,000	584,244
Elmwood CLO Ltd., Series 2019-3A, Class DRR, 7.37% (3 mo. Term SOFR + 3.10%), 07/18/2037, (3.10% Floor) (d)		1,750,000	1,757,735

____________

See Notes to Consolidated Financial Statements.

32

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2025
Description	Par		Value
STRUCTURED CREDIT (continued)
Fortress Credit BSL Ltd.
Series 2020-1A, Class E, 12.46% (3 mo. Term SOFR + 8.19%), 10/20/2033, (7.93% Floor) (d)		1,000,000	$988,998
Series 2022-1A, Class E, 12.43% (3 mo. Term SOFR + 8.15%), 10/23/2034, (8.15% Floor) (d)		500,000	495,033
Series 2022-2A, Class DR, 9.02% (3 mo. Term SOFR + 4.75%), 10/18/2033, (4.75% Floor) (d)		1,000,000	999,323
Gallatin CLO Ltd.
Series 2023-1A, Class D, 9.65% (3 mo. Term SOFR + 5.41%), 10/14/2035, (5.41% Floor) (d)		2,000,000	2,008,228
Series 2024-1A, Class D1, 8.27% (3 mo. Term SOFR + 4.00%), 10/20/2037, (4.00% Floor) (d)		1,000,000	1,013,233
Generate CLO Ltd., Series 2A, Class ER2, 11.62% (3 mo. Term SOFR + 7.35%), 10/22/2037, (7.35% Floor) (d)		1,200,000	1,184,418
Halsey Point CLO Ltd., Series 2024-8A, Class E, 11.15% (3 mo. Term SOFR + 6.84%), 01/30/2038, (6.84% Floor) (d)		1,000,000	1,022,245
Harvest CLO XXVI, Series 26A, Class E, 8.40% (3 mo. EURIBOR + 6.12%), 01/15/2034, (6.12% Floor) (d)	EUR	500,000	591,965
ICG US CLO Ltd.
Series 2020-1A, Class DR, 8.13% (3 mo. Term SOFR + 3.86%), 01/20/2035, (3.60% Floor) (d)		1,000,000	971,185
Series 2020-1A, Class ER, 11.98% (3 mo. Term SOFR + 7.71%), 01/20/2035, (7.45% Floor) (d)		1,000,000	937,794
Marble Point CLO Ltd.
Series 2020-3A, Class ER, 11.77% (3 mo. Term SOFR + 7.50%), 01/19/2034, (7.50% Floor) (d)		625,000	628,030
Series 2021-4A, Class E, 11.82% (3 mo. Term SOFR + 7.55%), 01/22/2035, (7.29% Floor) (d)		1,750,000	1,757,504
Monroe Capital MML CLO Ltd., Series 2022-1A, Class E, 12.65% (3 mo. Term SOFR + 8.32%), 02/24/2034, (8.32% Floor) (d)		1,000,000	997,814
Mountain View CLO Ltd.
Series 2019-2A, Class DR, 8.86% (3 mo. Term SOFR + 4.60%), 07/15/2037, (4.60% Floor) (d)		1,000,000	1,012,079
Series 2023-1A, Class C, 8.11% (3 mo. Term SOFR + 3.85%), 09/14/2036, (3.85% Floor) (d)		300,000	301,825
Series 2023-1A, Class D, 9.76% (3 mo. Term SOFR + 5.50%), 09/14/2036, (5.50% Floor) (d)		300,000	301,542
Series 2024-1A, Class E, 11.85% (3 mo. Term SOFR + 7.59%), 10/16/2037, (7.59% Floor) (d)		1,000,000	1,023,909
Neuberger Berman CLO Ltd., Series 2019-31A, Class ER2, 9.27% (3 mo. Term SOFR + 5.00%), 01/20/2039, (5.00% Floor) (d)		2,000,000	1,995,276
OAK Hill European Credit Partners V Designated Activity Co.
Series 2016-5A, Class ER, 8.61% (3 mo. EURIBOR + 6.37%), 01/21/2035, (6.37% Floor) (d)	EUR	1,750,000	2,064,191
____________

See Notes to Consolidated Financial Statements.

2025 Semi-Annual Report	33

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2025
Description	Par		Value
STRUCTURED CREDIT (continued)
Series 2016-5A, Class FR, 11.11% (3 mo. EURIBOR + 8.87%), 01/21/2035, (8.87% Floor) (d)	EUR	1,000,000	$1,179,867
Octagon Investment Partners Ltd.
Series 2016-1A, Class ERR, 11.78% (3 mo. Term SOFR + 7.50%), 04/24/2037, (7.50% Floor) (d)		2,250,000	2,236,500
Series 2017-1A, Class ER3, 11.53% (3 mo. Term SOFR + 7.27%), 10/31/2037, (7.27% Floor) (d)		1,000,000	1,022,646
Palmer Square European CLO
Series 2022-1A, Class E, 8.60% (3 mo. EURIBOR + 6.36%), 01/21/2035, (6.36% Floor) (d)	EUR	1,200,000	1,429,117
Series 2022-1A, Class F, 11.09% (3 mo. EURIBOR + 8.85%), 01/21/2035, (8.85% Floor) (d)	EUR	1,250,000	1,473,885
Penta CLO, Series 2021-10X, Class E, 8.33% (3 mo. EURIBOR + 6.23%), 11/20/2034, (6.23% Floor)	EUR	500,000	597,138
Rockford Tower CLO Ltd., Series 2022-2A, Class ER, 12.39% (3 mo. Term SOFR + 8.12%), 10/20/2035, (8.12% Floor) (d)		750,000	744,303
Rockford Tower Europe DAC, Series 2021-1A, Class E, 8.20% (3 mo. EURIBOR + 5.96%), 04/20/2034, (5.96% Floor) (d)	EUR	500,000	590,699
RR Ltd., Series 2022-24A, Class DR2, 9.76% (3 mo. Term SOFR + 5.50%), 01/15/2037, (5.50% Floor) (d)		1,000,000	1,007,883
Symphony CLO Ltd., Series 2012-9A, Class ER2, 11.47% (3 mo. Term SOFR + 7.21%), 07/16/2032, (0.00% Floor) (d)		438,000	379,752
TCW CLO Ltd.
Series 2019-2A, Class ER2, 10.57% (3 mo. Term SOFR + 6.25%), 01/20/2038, (6.25% Floor) (d)		1,250,000	1,237,326
Series 2021-1A, Class ER1, 11.02% (3 mo. Term SOFR + 6.75%), 01/20/2038, (6.75% Floor) (d)		1,000,000	1,007,645
THL Credit Wind River CLO Ltd., Series 2020-1A, Class ER, 11.69% (3 mo. Term SOFR + 7.42%), 07/20/2037, (7.42% Floor) (d)		1,000,000	995,540
Toro European CLO, Series 3X, Class ERR, 8.58% (3 mo. EURIBOR + 6.30%), 07/15/2034, (6.30% Floor)	EUR	1,500,000	1,759,969
Trimaran Cavu Ltd., Series 2021-3A, Class E, 11.90% (3 mo. Term SOFR + 7.63%), 01/18/2035, (7.37% Floor) (d)		900,000	902,643
Trinitas CLO Ltd., Series 2022-21A, Class ER, 9.82% (3 mo. Term SOFR + 5.50%), 04/20/2038 (d)		1,000,000	1,006,778
Trinitas CLO XIV Ltd., Series 2020-14A, Class E, 12.58% (3 mo. Term SOFR + 8.30%), 01/25/2034, (8.04% Floor) (d)		500,000	500,679
Trinitas CLO XVIII Ltd., Series 2021-18A, Class D, 8.13% (3 mo. Term SOFR + 3.86%), 01/20/2035, (3.60% Floor) (d)		2,000,000	1,982,508
Total Collateralized Loan Obligations			56,687,652

____________

See Notes to Consolidated Financial Statements.

34

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2025
Description	Par	Value
STRUCTURED CREDIT (continued)
Asset-Backed Securities – 8.3%
Financials – 8.3%
Adams Outdoor Advertising LP, Series 2023-1, Class C, 11.71%, 07/15/2053 (d)	2,000,000	$2,137,217
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.74%, 08/15/2041 (d)	73,652	72,216
GAIA Aviation Ltd., Series 2019-1, Class C, 7.00%, 12/15/2044 (d),(j)	2,187,679	1,903,062
Helios Issuer LLC, Series 2020-1A, Class B, 5.54%, 02/01/2055 (d)	983,841	658,011
Horizon Aircraft Finance Ltd.
Series 2018-1, Class A, 4.46%, 12/15/2038 (d)	401,252	372,161
Series 2019-2, Class A, 3.43%, 11/15/2039 (d)	1,046,811	958,042
Lunar Aircraft Ltd., Series 2020-1A, Class C, 6.41%, 02/15/2045 (d)	60,540	59,560
METAL Ltd.
Series 2017-1, Class A, 4.58%, 10/15/2042 (d)	1,279,991	836,090
Series 2017-1, Class B, 6.50%, 10/15/2042 (d)	284,797	90,138
Mosaic Solar Loan Trust, Series 2024-2A, Class C, 8.50%, 04/22/2052 (d)	1,500,000	1,254,891
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A, 3.97%, 06/15/2044 (d)	399,440	369,721
PMCIT
Series 2024-1, 10.05%, 10/16/2034 (b),(d)	513,000	507,357
Series 2024-1, 14.64%, 10/16/2034 (b),(d)	685,000	683,424
Series 2024-1, 7.15%, 10/16/2034(b),(d)	491,000	490,165
Sunnova Hestia II Issuer LLC, Series 2024-GRID1, Class 2A, 9.50%, 07/20/2051 (d)	925,692	872,000
Thunderbolt Aircraft Lease, Series 2018-A, Class B, 5.07%, 09/15/2038 (d),(j)	510,482	500,732
Uniti Group, Inc., Series 2025-1A, Class C, 9.12%, 04/20/2055 (d)	2,000,000	2,053,747

____________

See Notes to Consolidated Financial Statements.

2025 Semi-Annual Report	35

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2025
Description	Par	Value
STRUCTURED CREDIT (continued)
VSTJET, Series 2020-1B, 10.91%, 01/15/2029 (b)	1,541,761	$1,532,510
WAVE LLC, Series 2019-1, Class C, 6.41%, 09/15/2044 (d)	2,623,025	2,138,028
WAVE Trust
Series 2017-1A, Class B, 5.68%, 11/15/2042 (d)	1,590,272	1,431,331
Series 2017-1A, Class C, 6.66%, 11/15/2042 (d)	1,272,473	711,058
Zayo Group LLC, Series 2025-1A, Class C, 8.66%, 03/20/2055 (d)	2,500,000	2,604,400
Ziply Fiber Issuer LLC, Series 2024-1A, Class C, 11.17%, 04/20/2054 (d)	3,250,000	3,490,868
Total Asset-Backed Securities		25,726,729
Commercial Mortgage-Backed Securities – 4.3%
ACREC LLC, Series 2023-FL2, Class E, 10.34% (1 mo. Term SOFR + 6.03%), 02/19/2038, (6.03% Floor) (d)	107,000	106,528
Arbor Realty Collateralized Loan Obligation Ltd., Series 2025-BTR1, Class D, 8.74% (1 mo. Term SOFR + 4.44%), 01/20/2041, (4.44% Floor) (d)	905,000	909,360
AREIT Trust, Series 2023-CRE8, Class D, 9.68% (1 mo. Term SOFR + 5.37%), 08/17/2041, (5.37% Floor) (d)	109,000	108,589
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class XFG, 1.25%, 09/15/2048 (d),(i),(k)	10,000,000	529
BBCMS Mortgage Trust, Series 2021-AGW, Class D, 6.93% (1 mo. Term SOFR + 2.61%), 06/15/2036, (2.50% Floor) (d)	877,000	831,811
Benchmark Mortgage Trust, Series 2024-V5, Class D, 4.00%, 01/10/2057 (d)	36,000	31,772
BSPRT, Series 2024-FL11, Class E, 9.00% (1 mo. Term SOFR + 4.69%), 07/15/2039, (4.69% Floor) (d)	278,000	275,931
BWAY Mortgage Trust, Series 2022-26BW, Class E, 5.03%, 02/10/2044 (d),(i)	395,000	268,680
BX Commercial Mortgage Trust, Series 2019-IMC, Class G, 7.96% (1 mo. Term SOFR + 3.65%), 04/15/2034, (3.60% Floor) (d)	1,131,000	1,091,132
CD Mortgage Trust, Series 2017-CD5, Class D, 3.35%, 08/15/2050 (d)	489,000	420,009

____________

See Notes to Consolidated Financial Statements.

36

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2025
Description	Par		Value
STRUCTURED CREDIT (continued)
Citigroup Commercial Mortgage Trust, Series 2021-KEYS, Class F, 8.13% (1 mo. Term SOFR + 3.81%), 10/15/2036, (3.70% Floor) (d)		741,000	$725,606
COMM Mortgage Trust, Series 2016-DC2, Class XF, 2.09%, 02/10/2049 (d),(i),(k)		13,087,848	155,185
CSAIL Commercial Mortgage Trust, Series 2017-CX9, Class D, 4.17%, 09/15/2050 (d),(i)		190,000	139,702
DBGS Mortgage Trust, Series 2021-W52, Class F, 8.58% (1 mo. Term SOFR + 4.26%), 10/15/2036, (4.15% Floor) (d)		1,000,000	820,511
FS RIALTO, Series 2024-FL9, Class D, 8.26% (1 mo. Term SOFR + 3.94%), 10/19/2039, (3.94% Floor) (d)		187,000	185,554
Hilton USA Trust
Series 2016-SFP, Class C, 4.12%, 11/05/2035 (b),(d)		105,000	15,855
Series 2016-SFP, Class D, 4.93%, 11/05/2035 (b),(d)		584,000	32,996
Life Mortgage Trust, Series 2021-BMR, Class F, 6.78% (1 mo. Term SOFR + 2.46%), 03/15/2038, (2.35% Floor) (d)		89,600	88,580
MF1 LLC, Series 2022-FL10, Class D, 10.05% (1 mo. Term SOFR + 5.73%), 09/17/2037, (5.73% Floor) (d)		232,000	231,717
Natixis Commercial Mortgage Securities Trust, Series 2022-RRI, Class F, 10.25% (1 mo. Term SOFR + 5.94%), 03/15/2035, (5.94% Floor) (d)		493,500	492,111
ONE Mortgage Trust, Series 2021-PARK, Class D, 5.93% (1 mo. Term SOFR + 1.61%), 03/15/2036, (1.50% Floor) (d)		645,000	610,026
PRKCM Trust, Series 2025-PRM6, Class F, 7.06%, 07/05/2033 (d),(i)		222,000	219,116
ROCK Trust, Series 2024-CNTR, Class E, 8.82%, 11/13/2041 (d)		1,064,000	1,122,943
Stellar Management, Series 2025-IP, Class F, 7.71%, 06/10/2042 (d),(i)		824,000	838,527
TRTX Issuer Ltd, Series 2021-FL4, Class C, 6.83% (1 mo. Term SOFR + 2.51%), 03/15/2038, (2.40% Floor) (d)		160,000	159,088
UK Logistics
Series 2024-1A, Class D, 8.24% (SONIA + 4.00%), 05/17/2034, (4.00% Floor) (d)	GBP	102,000	140,640
Series 2024-1A, Class E, 9.24% (SONIA + 5.00%), 05/17/2034, (5.00% Floor) (d)	GBP	200,000	268,695
Series 2025-1A, Class E, 9.84% (SONIA + 5.50%), 05/17/2035, (0.00% Floor) (d)	GBP	370,000	508,432

____________

See Notes to Consolidated Financial Statements.

2025 Semi-Annual Report	37

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2025
Description	Par	Value
STRUCTURED CREDIT (continued)
VMC Finance LLC
Series 2021-FL4, Class C, 6.68% (1 mo. Term SOFR + 2.36%), 06/16/2036, (2.36% Floor) (d)	901,000	$863,991
Series 2021-FL4, Class D, 7.93% (1 mo. Term SOFR + 3.61%), 06/16/2036, (3.06% Floor) (d)	147,000	135,695
WFCM, Series 2024-5C1, Class F, 4.25%, 07/15/2057 (d)	874,000	601,843
WHARF Trust, Series 2025-DC, Class E, 7.72%, 07/15/2040 (d),(i)	867,000	871,096
Total Commercial Mortgage-Backed Securities		13,272,250
Residential Mortgage-Backed Securities – 3.3%
ACRA Trust
Series 2024-NQM1, Class B1, 8.20%, 10/25/2064 (d),(i)	110,000	111,063
Series 2024-NQM1, Class M1B, 7.19%, 10/25/2064 (d),(i)	200,000	202,707
Angel Oak Mortgage Trust LLC, Series 2024-12, Class M1A, 6.49%, 10/25/2069 (d),(i)	125,000	125,854
Bellemeade Re Ltd., Series 2024-1, Class M1C, 8.26% (30 day avg SOFR US + 3.95%), 08/25/2034, (3.90% Floor) (d)	161,000	165,061
BRAVO Residential Funding Trust
Series 2023-NQM5, Class M1, 7.36%, 06/25/2063 (d),(i)	183,000	184,524
Series 2024-NQM1, Class B1, 8.04%, 12/01/2063 (d)	128,000	129,756
CHNGE Mortgage Trust, Series 2023-4, Class B1, 8.42%, 09/25/2058 (d),(i)	891,000	895,892
COLT Funding LLC, Series 2024-INV3, Class B1, 7.71%, 09/25/2069 (d),(i)	363,000	371,691
Deephaven Residential Mortgage Trust, Series 2022-2, Class B1, 4.31%, 03/25/2067 (d),(i)	229,000	189,773
EASY Trust, Series 2025-RTL1, Class A2, 8.30%, 05/25/2040 (d),(j)	741,000	746,650
GCAT Trust, Series 2022-NQM1, Class B1, 3.92%, 02/25/2067 (d),(i)	476,000	383,780
Imperial Fund Mortgage Trust, Series 2022-NQM3, Class M1, 4.41%, 05/25/2067 (d),(i)	332,000	269,091

____________

See Notes to Consolidated Financial Statements.

38

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2025
Description	Par	Value
STRUCTURED CREDIT (continued)
JP Morgan Mortgage Trust
Series 2022-DSC1, Class B2, 4.93%, 01/25/2063 (d),(i)	433,000	$349,817
Series 2024-CES1, Class B1, 7.64%, 06/25/2054 (d),(i)	100,000	100,210
MFA Trust, Series 2022-NQM1, Class B1, 4.22%, 12/25/2066 (d),(i)	251,000	201,579
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-NQM1, Class B1, 7.41%, 09/25/2068 (d),(i)	446,000	447,757
New Residential Mortgage LLC, Series 2024-FNT1, Class A, 7.40%, 11/25/2031 (d),(j)	505,448	517,076
New Residential Mortgage Loan Trust, Series 2024-RTL2, Class M1, 9.43%, 09/25/2039 (d),(i)	160,000	161,318
NYMT Loan Trust, Series 2024-BPL2, Class M, 8.41%, 05/25/2039 (d)	145,000	146,366
PRKCM Trust
Series 2022-AFC2, Class B1, 6.14%, 08/25/2057 (d),(i)	204,000	202,240
Series 2023-AFC1, Class M1, 7.44%, 02/25/2058 (d),(i)	371,000	371,492
Series 2023-AFC2, Class B1, 8.05%, 06/25/2058 (d),(i)	100,000	100,004
Series 2023-AFC4, Class B1, 7.98%, 11/25/2058 (d),(i)	293,000	293,450
Series 2024-AFC1, Class B1, 8.06%, 03/25/2059 (d),(i)	176,000	177,087
Series 2024-AFC1, Class M1, 6.87%, 03/25/2059 (d),(i)	66,000	66,443
Progress Residential Trust, Series 2022-SFR3, Class E2, 5.60%, 04/17/2039 (d)	212,000	207,707
RCKT Mortgage Trust
Series 2024-CES1, Class M2, 6.77%, 02/25/2044 (d),(i)	100,000	101,550
Series 2024-CES2, Class M2, 6.77%, 04/25/2044 (d),(i)	100,000	101,681
Seasoned Credit Risk Transfer Trust, Series 2022-1, Class M, 4.50%, 11/25/2061 (d),(i)	226,000	197,660
STAR Trust, Series 2022-SFR3, Class F, 8.81% (1 mo. Term SOFR + 4.50%), 05/17/2039, (4.50% Floor) (d)	170,000	165,993

____________

See Notes to Consolidated Financial Statements.

2025 Semi-Annual Report	39

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2025
Description	Par	Value
STRUCTURED CREDIT (continued)
Toorak Mortgage Trust, Series 2024-RRTL1, Class M1, 9.16%, 02/25/2039 (d),(i)	71,000	$71,821
TVC Mortgage Trust, Series 2024-RRTL1, Class M1, 7.42%, 07/25/2039 (d),(j)	295,000	291,521
Verus Securitization Trust
Series 2023-2, Class B1, 7.47%, 03/25/2068 (d),(i)	100,000	99,708
Series 2023-6, Class B1, 7.80%, 09/25/2068 (d),(i)	158,000	158,614
Series 2023-7, Class B1, 7.89%, 10/25/2068 (d),(i)	634,000	637,760
Series 2023-INV2, Class A3, 7.08%, 08/25/2068 (d),(j)	122,228	123,223
Series 2023-INV2, Class B1, 8.07%, 08/25/2068 (d),(i)	215,000	216,399
Series 2023-INV2, Class M1, 7.35%, 08/25/2068 (d),(i)	187,000	188,352
Series 2024-2, Class M1, 6.82%, 02/25/2069 (d),(i)	100,000	100,994
Western Mortgage Reference Notes, Series 2021-CL2, Class M4, 9.66% (30 day avg SOFR US + 5.35%), 07/25/2059, (0.00% Floor) (d)	750,100	815,980
Total Residential Mortgage-Backed Securities		10,389,644
High Yield – 1.8%
Distributors – 0.7%
OWS Cre Funding I LLC, 9.86% (1 mo. LIBOR US + 4.90%), 09/15/2025, (5.00% Floor) (d),(l)	2,232,815	2,226,097
Financial Services – 0.6%
Mexico Remittances Funding Fiduciary Estate Management Sarl, 12.50%, 10/15/2031 (d)	1,850,000	1,813,000
Household Durables – 0.2%
Adams Homes, Inc., 9.25%, 10/15/2028 (d)	572,000	590,055
Mortgage Real Estate Investment Trusts (REITs) – 0.1%
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/2029 (d)	462,000	491,787
Real Estate Management & Development – 0.2%
Five Point Operating Company LP, 10.50%, 01/15/2028 (d),(j)	510,001	519,176
Total High Yield		5,640,115
TOTAL STRUCTURED CREDIT (Cost $109,391,994)		111,716,390

____________

See Notes to Consolidated Financial Statements.

40

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2025
Description	Par	Value
PRIVATE CREDIT – 26.6%
Senior Loans – 21.1%
Aerospace & Defense – 1.8%
Galileo Parent, Inc., Senior Secured First Lien Term Loan, 10.05% (3 mo. SOFR US + 5.75%), 05/03/2030, (1.00% Floor) (b)	2,335,174	$2,319,996
Galileo Parent, Inc., Senior Secured First Lien Revolver 10.05% (3 mo. SOFR US + 5.75%), 05/03/2029, (1.00% Floor) (b),(c)	301,073	196,563
10.05% (3 mo. SOFR US + 5.75%), 05/03/2029, (1.00% Floor) (b),(c)	63,384	41,382
10.34% (1 mo. SOFR US + 5.75%), 05/03/2029, (1.00% Floor) (b),(c)	5,543	3,619
GASL Bermuda, Tranche B1 Revolver, 11.11%, 12/15/2028 (b),(c)	3,100,000	2,136,313
WP CPP Holdings, Senior Secured First Lien Term Loan, 7.57% (3 mo. SOFR US + 6.50%), 11/28/2029, (0.00% Floor) (b)	889,642	889,641
WP CPP Holdings, First Lien Revolver, 11.34%, 11/28/2029 (b),(c)	90,000	0
		5,587,514
Biotechnology – 0.7%
ADC Therapeutics, Inc., Senior Secured First Lien Term Loan, 12.10% (3 mo. SOFR US + 7.50%), 08/15/2029, (1.00% Floor) (b)	1,135,543	1,118,510
Mesoblast, Inc., First Lien Term Loan, 9.75% (FCPR + 4.95%), 11/19/2026 (b)	1,163,607	1,175,243
		2,293,753
Building Products – 0.6%
Geotechnical Merger Sub, Senior Secured First Lien Term Loan, 8.85% (6 mo. SOFR US + 4.75%), 10/15/2031, (0.00% Floor) (b)	1,682,000	1,665,180
Geotechnical Merger Sub, Delay Draw Term Loan, 9.04%, 08/27/2031 (b),(c)	623,000	265,212
Geotechnical Merger Sub, Revolver, 9.07%, 08/27/2031 (b),(c)	234,000	77,220
		2,007,612
Capital Markets – 0.4%
Inspira, First Lien Delay Draw Term Loan, 10.35%, 06/03/2030 (b),(c)	172,000	0
Inspira, First Lien Revolver, 10.35%, 05/10/2030 (b),(c)	103,000	0

____________

See Notes to Consolidated Financial Statements.

2025 Semi-Annual Report	41

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2025
Description	Par		Value
PRIVATE CREDIT (continued)
Minotaur Acquisition, Senior Secured First Lien Tranche B Term Loan, 9.33% (1 mo. SOFR US + 5.00%), 06/03/2030, (1.00% Floor) (b)		1,024,272	$1,019,151
MTC Holdings, Senior Secured First Lien Delay Draw Term Loan, 9.33% (1 mo. SOFR US + 5.00%), 06/03/2030, (1.00% Floor) (b)		168,070	167,229
			1,186,380
Commercial Services & Supplies – 0.7%
Kings Buyer LLC, Senior Secured First Lien Revolver, 11.75% (Prime Rate + 4.25%), 10/29/2027, (1.00% Floor) (b),(c)		472,406	158,249
NFM & J LP, Senior Secured First Lien Term Loan, 10.23% (3 mo. SOFR US + 5.75%), 11/30/2027, (1.00% Floor) (b)		488,303	483,420
NFM & J LP, Senior Secured First Lien Delay Draw Term Loan, 10.28% (3 mo. SOFR US + 5.75%), 11/30/2027, (1.00% Floor) (b),(c)		275,607	30,295
NFM & J LP, Senior Secured First Lien Revolver
10.94% (1 mo. LIBOR US + 5.75%), 11/30/2027, (1.00% Floor) (b),(c),(l)		17,139	3,818
12.25% (Prime Rate + 4.75%), 11/30/2027, (1.00% Floor) (b),(c)		93,224	20,766
USIC Holdings Inc., Senior Secured First Lien Term Loan, 9.83% (3 mo. SOFR US + 5.50%), 09/10/2031, (0.75% Floor) (b)		1,426,830	1,426,830
USIC Holdings Inc., Senior Secured First Lien Revolver 9.53% (3 mo. SOFR US + 5.25%), 09/10/2031, (0.00% Floor) (b),(c)		18,200	8,320
9.55% (3 mo. SOFR US + 5.25%), 09/10/2031, (0.00% Floor) (b),(c)		45,500	20,800
9.58% (3 mo. SOFR US + 5.25%), 09/10/2031, (0.00% Floor) (b),(c)		118,300	54,080
USIC Holdings Inc., Senior Secured First Lien Delay Draw Term Loan, 9.83% (3 mo. SOFR US + 5.50%), 09/10/2031, (0.75% Floor) (b),(c)		84,881	28,666
			2,235,244
Communications Equipment – 0.5%
Sorenson Communications, Term Loan, 10.07%, 04/19/2029 (b)		1,649,275	1,618,269
Sorenson Communications, Revolver, 11.08%, 04/19/2029 (b),(c)		198,000	0
			1,618,269
Consumer Finance – 1.1%
CPS Mezzanine, Tranche B Revolver, 10.73%, 07/15/2027 (b),(c)		3,750,000	3,056,605
IHO Verwaltungs GmbH, 7.00% , 11/15/2031	EUR	305,000	380,487
			3,437,092

____________

See Notes to Consolidated Financial Statements.

42

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2025
Description	Par		Value
PRIVATE CREDIT (continued)
Containers & Packaging – 0.7%
ASP-r-pac Acquisition Company LLC, First Lien Term Loan, 11.52%, 12/29/2027 (b)		1,672,087	$1,645,333
ASP-r-pac Acquisition Company LLC, Senior Secured First Lien Term Loan, 10.28% (3 mo. SOFR US + 6.00%), 12/29/2027, (0.75% Floor) (b)		346,678	341,131
ASP-r-pac Acquisition Company LLC, First Lien Revolver, 9.49%, 12/29/2027 (b),(c)		205,745	115,398
			2,101,862
Diversified Consumer Services – 1.7%
AVSC Holding, Senior Secured First Lien Term Loan, 9.33% (1 mo. SOFR US + 5.00%), 12/05/2031, (0.75% Floor) (b)		3,841,373	3,770,307
AVSC Holding, Senior Secured First Lien Revolver, 9.53% (3 mo. SOFR US + 5.00%), 12/05/2029, (0.00% Floor) (b),(c)		412,000	0
Legends Hospitality Holding Co., First Lien Term Loan, 7.07%, 08/22/2031 (b)		1,308,595	1,286,349
Legends Hospitality Holding Co., Senior Secured First Lien Revolver, 9.32% (1 mo. SOFR US + 5.00%), 08/22/2031, (0.00% Floor) (b),(c)		152,000	59,767
Legends Hospitality Holding Co., First Lien Delay Draw Term Loan, 10.45%, 01/11/2031 (b),(c)		76,000	0
			5,116,423
Electrical Equipment – 0.3%
Inventus Power, Inc.
0.00%, 01/15/2026 (b),(c),(g)		94,000	0
12.19%, 01/15/2026 (b)		812,420	800,234
			800,234
Food Products – 0.3%
Protein For Pets Opco, Term Loan, 9.57% (1 mo. SOFR US + 5.25%), 03/22/2030 (b)		986,545	965,531
Protein For Pets Opco, Revolver, 10.57%, 03/22/2030 (b),(c)		103,000	27,215
			992,746
Health Care Equipment & Supplies – 1.1%
Spruce Bidco II, Senior Secured First Lien Term Loan 7.68% (TCOR (3 months) + 5.00%), 01/30/2032, (0.75% Floor) (b)	CAD	493,904	357,511
9.13% (6 mo. SOFR US + 5.00%), 01/30/2032, (0.75% Floor) (b)		2,724,000	2,685,047
9.54% (SOFR + 5.25%), 01/30/2032, (0.75% Floor) (b)	JPY	52,810,670	361,484
Spruce Bidco II, First Lien Revolver, 9.31%, 01/30/2032 (b),(c)		614,000	0
			3,404,042

____________

See Notes to Consolidated Financial Statements.

2025 Semi-Annual Report	43

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2025
Description	Par		Value
PRIVATE CREDIT (continued)
Health Care Providers & Services – 1.4%
ACESO HOLDING, Term Loan, 9.10%, 09/27/2031 (b)	EUR	1,529,000	$1,777,677
ACESO HOLDING, First Lien Delay Draw Term Loan, 9.10%, 09/27/2031 (b),(c)	EUR	382,000	0
LSL Holdco LLC, Term Loan, 10.79%, 01/31/2028 (b)		2,319,783	2,215,393
LSL Holdco LLC, 11.44%, 01/31/2028 (b)		270,835	258,647
LSL Holdco RC, Senior Secured First Lien Revolver, 10.53% (1 mo. SOFR US + 6.00%), 01/31/2028, (0.75% Floor) (b),(c)		266,412	213,716
Petvet Care Centers LLC, First Lien Revolver, 11.32%, 11/15/2029 (b),(c)		307,000	0
Petvet Care Centers LLC, First Lien Delay Draw Term Loan, 11.32%, 11/15/2030 (b),(c)		307,000	0
			4,465,433
Health Care Technology – 0.8%
Establishment Labs Holdings, Inc., First Lien Tranche A Term Loan, 9.00%, 04/21/2027 (b)		1,247,716	1,247,715
Establishment Labs Holdings, Inc., First Lien Tranche B Delay Draw Term Loan, 9.00%, 04/21/2027 (b)		199,823	199,823
Establishment Labs Holdings, Inc., First Lien Tranche C Delay Draw Term Loan, 9.00%, 04/21/2027 (b)		184,290	187,976
Establishment Labs Holdings, Inc., First Lien Tranche D Delay Draw Term Loan, 9.00%, 04/21/2027 (b),(c)		184,290	0
Next Holdco LLC, Senior Secured First Lien Term Loan, 9.55% (3 mo. SOFR US + 5.25%), 11/11/2030, (0.75% Floor) (b)		819,625	817,658
Next Holdco LLC, First Lien Revolver, 11.32%, 11/08/2029 (b),(c)		80,000	0
Next Holdco LLC, First Lien Delay Draw Term Loan, 11.32%, 11/08/2030 (b),(c)		213,000	0
			2,453,172

____________

See Notes to Consolidated Financial Statements.

44

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2025
Description	Par	Value
PRIVATE CREDIT (continued)
Hotels, Restaurants & Leisure – 0.7%
Grove Hotel Parcel Owner LLC, Term Loan, 12.42%, 06/21/2028 (b)	1,705,540	$1,674,841
Grove Hotel Parcel Owner LLC, Delay Draw Term Loan, 12.42%, 06/21/2028 (b)	350,754	344,440
Grove Hotel Parcel Owner LLC, Revolver, 12.65%, 06/21/2028 (b),(c)	175,377	0
		2,019,281
Insurance – 1.1%
Integrity Marketing Acquisition LLC, Senior Secured First Lien Term Loan 9.32% (3 mo. SOFR US + 5.00%), 08/25/2028, (0.75% Floor) (b)	965	964
9.33% (3 mo. SOFR US + 5.00%), 08/25/2028, (0.75% Floor) (b)	2,373,645	2,368,898
Integrity Marketing Acquisition LLC, First Lien Revolver, 10.28%, 08/28/2028 (b),(c)	234,995	0
Integrity Marketing Acquisition LLC, First Lien Delay Draw Term Loan, 10.28%, 08/28/2028 (b),(c)	646,994	0
THG Acquisition, Senior Secured First Lien Term Loan, 8.83% (1 mo. SOFR US + 4.50%), 10/31/2031, (0.75% Floor) (b)	1,067,325	1,059,320
THG Acquisition, Senior Secured First Lien Revolver 9.07% (Fixed Rate), 10/31/2031, (0.75% Floor) (b),(c)	1,402	103
9.08% (1 mo. SOFR US + 4.75%), 10/31/2031, (0.75% Floor) (b),(c)	117,598	8,671
THG Acquisition, Senior Secured First Lien Delay Draw Term Loan, 8.83% (1 mo. SOFR US + 4.50%), 10/31/2031, (0.75% Floor) (b),(c)	238,981	7,571
		3,445,527
Life Sciences Tools & Services – 1.0%
Creek Parent, Senior Secured First Lien Term Loan, 9.57% (1 mo. SOFR US + 5.25%), 12/18/2031 (b)	3,278,783	3,225,338
Creek Parent, Senior Secured First Lien Revolver, 9.82% (Fixed Rate), 12/18/2031, (0.75% Floor) (b),(c)	471,000	0
		3,225,338
Machinery – 0.3%
Truck-Lite Company, First Lien Term Loan, 10.07%, 02/13/2031 (b)	965,250	955,598
Truck-Lite Company, First Lien Delay Draw Term Loan, 10.04%, 02/13/2031 (b),(c)	104,832	66,530
		1,022,128

____________

See Notes to Consolidated Financial Statements.

2025 Semi-Annual Report	45

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2025
Description	Par	Value
PRIVATE CREDIT (continued)
Pharmaceuticals – 0.4%
Bioxcel Therapeutics, Inc., First Lien Tranche A Term Loan, 8.00%, 04/19/2027 (b)	992,667	$868,584
Bioxcel Therapeutics, Inc., Tranche A2 Term Loan, 3.00% (3 mo. SOFR US + 7.50%), 04/19/2027 (b)	411,467	360,034
Bioxcel Therapeutics, Inc., First Lien Tranche C Term Loan, 12.81%, 04/19/2027 (b),(c)	375,585	0
Bioxcel Therapeutics, Inc., Tranche D Term Loan, 0.00%, 04/19/2027 (b),(c),(g)	625,975	0
		1,228,618
Professional Services – 0.3%
Kite Midco II, Tranche B1 Term Loan, 9.43%, 09/20/2031 (b)	877,000	864,196
Kite Midco II, Delay Draw Term Loan, 9.43%, 09/20/2031 (b),(c)	216,000	0
		864,196
Real Estate Management & Development – 0.4%
Lightbox Intermediate, Term Loan, 9.81%, 01/14/2030 (b)	1,197,000	1,180,242
Lightbox Intermediate, Revolver, 9.81%, 01/14/2030 (b),(c)	77,000	0
		1,180,242
Software – 3.8%
CentralSquare Technologies, Senior Secured First Lien Revolver, 11.32% (Fixed Rate), 04/12/2031, (0.00% Floor) (b),(c)	66,000	0
Evergreen IX Borrower, Senior Secured First Lien Term Loan 9.05% (3 mo. SOFR US + 4.75%), 09/29/2030, (0.75% Floor) (b)	1,129,795	1,129,795
9.05% (3 mo. SOFR US + 4.75%), 09/29/2030, (0.00% Floor) (b)	285,350	285,350
Evergreen IX Borrower, First Lien Revolver, 11.39%, 09/29/2029 (b),(c)	127,000	0
Finastra USA, Inc., Senior Secured First Lien Term Loan, 11.43% (6 mo. SOFR US + 7.25%), 09/13/2029, (0.00% Floor) (b)	1,443,725	1,443,725
Finastra USA, Inc., Senior Secured First Lien Revolver, 11.57% (3 mo. SOFR US + 7.25%), 09/13/2030, (0.00% Floor) (b),(c)	152,000	30,173

____________

See Notes to Consolidated Financial Statements.

46

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2025
Description	Par		Value
PRIVATE CREDIT (continued)
ICIMS, Inc., Term Loan, 10.67%, 08/18/2028 (b)		1,779,695	$1,729,686
ICIMS, Inc., Senior Secured First Lien Revolver 10.02% (3 mo. SOFR US + 5.75%), 08/15/2028, (1.00% Floor) (b),(c)		33,882	4,939
10.03% (3 mo. SOFR US + 5.75%), 08/15/2028, (1.00% Floor) (b),(c)		93,176	13,584
5.75% (3 mo. SOFR US + 5.75%), 08/15/2028, (1.00% Floor) (b),(c)		30,494	4,445
Monotype Imaging Holdings, Senior Secured First Lien Delay Draw Term Loan, 9.80% (3 mo. SOFR US + 5.50%), 02/28/2031, (0.00% Floor) (b),(c)		116,864	30,167
Monotype Imaging Holdings, First Lien Revolver, 10.84%, 02/28/2031 (b),(c)		176,000	0
Monotype Imaging Holdings, Senior Secured First Lien Term Loan, 9.80% (3 mo. SOFR US + 5.50%), 02/28/2031, (0.75% Floor) (b)		1,394,910	1,394,910
MRI Software LLC, Senior Secured First Lien Term Loan, 9.05% (3 mo. SOFR US + 4.75%), 02/10/2027, (1.00% Floor) (b)		1,409,563	1,400,119
MRI Software LLC, Senior Secured First Lien Delay Draw Term Loan, 9.05% (3 mo. SOFR US + 4.75%), 02/10/2027, (1.00% Floor) (b),(c)		219,946	177,286
Optimizely North America, Senior Secured First Lien Term Loan
7.23% (1 mo. EURIBOR + 5.25%), 10/30/2031, (0.00% Floor) (b)	EUR	552,615	644,445
9.33% (1 mo. SOFR US + 5.00%), 10/30/2031, (0.00% Floor) (b)		1,548,120	1,532,639
9.72% (SONIA + 5.50%), 10/30/2031, (0.00% Floor) (b)	GBP	184,538	250,772
Optimizely North America, First Lien Revolver, 9.70%, 10/30/2031 (b),(c)		231,000	0
Pluralsight Inc, Senior Secured First Lien Tranche B Term Loan
0.00% (3 mo. SOFR US + 7.50%), 08/22/2029, (0.00% Floor) (b),(g)		125,373	125,373
0.00% (3 mo. SOFR US), 08/22/2029, (0.00% Floor) (b),(g)		12,138	12,138
Pluralsight Inc, Senior Secured First Lien Term Loan
7.33% (3 mo. SOFR US + 3.00%), 08/22/2029, (0.00% Floor) (b)		83,582	83,582
7.33% (3 mo. SOFR US + 3.00%), 08/22/2029, (0.00% Floor) (b)		972	972
Pluralsight Inc, First Lien Delay Draw Term Loan, 0.00%, 08/22/2029 (b),(c),(g)		60,308	0
Pluralsight Inc, First Lien Revolver, 0.00%, 08/22/2029 (b),(c),(g)		24,123	0
Pluralsight Restructure, Senior Secured First Lien Term Loan 7.33% (3 mo. SOFR US + 3.00%), 08/22/2031, (0.00% Floor) (b)		48,247	48,247
7.33%(3 mo. SOFR US + 3.00%), 08/22/2031, (0.00% Floor) (b)		561	561

____________

See Notes to Consolidated Financial Statements.

2025 Semi-Annual Report	47

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2025
Description	Par	Value
PRIVATE CREDIT (continued)
UserZoom Technologies, Inc., 11.78%, 04/05/2029 (b)	1,348,000	$1,321,040
		11,663,948
Structured Credit – 1.0%
Hertz Vehicle Financing III, Tranche B, 9.28%, 06/28/2028	3,000,000	3,000,000
Total Senior Loans		65,349,054
Senior Loans (Syndicated) – 2.7%
Commercial Services & Supplies – 0.7%
Kings Buyer LLC, Senior Secured First Lien Term Loan, 9.75% (3 mo. SOFR US + 5.25%), 10/29/2027, (0.00% Floor) (b)	2,201,477	2,107,033
Health Care Providers & Services – 0.7%
Petvet Care Centers LLC, Senior Secured First Lien Term Loan, 10.33% (1 mo. SOFR US + 6.00%), 10/24/2030, (0.75% Floor) (b)	2,320,660	2,186,062
Interactive Media & Services – 0.7%
Ancestry.com, Inc., Senior Secured First Lien Tranche B Term Loan, 9.83% (1 mo. SOFR US + 5.50%), 12/06/2027, (0.00% Floor) (b)	1,620,630	1,620,630
Arches Buyer, Inc., 4.25%, 06/01/2028 (d)	650,000	622,564
		2,243,194
Metals & Mining – 0.3%
IAMGOLD Corp., Second Lien Term Loan, 12.77%, 05/16/2028 (b)	975,000	1,011,270
Software – 0.3%
CentralSquare Technologies, Senior Secured First Lien Term Loan
7.07% (1 mo. SOFR US + 2.75%), 04/12/2031, (0.00% Floor) (b)	574,658	573,796
7.07% (1 mo. SOFR US + 2.75%), 04/12/2031, (0.00% Floor) (b)	24,631	24,594
ICIMS, Inc., Senior Secured First Lien Term Loan, 10.53% (3 mo. SOFR US + 6.25%), 08/18/2028, (1.00% Floor) (b)	253,659	250,209
MRI Software LLC, Senior Secured First Lien Revolver, 9.05% (3 mo. SOFR US + 4.75%), 02/10/2027, (1.00% Floor) (b),(c)	166,000	9,160
		857,759
Total Senior Loans (Syndicated)		8,405,318

____________

See Notes to Consolidated Financial Statements.

48

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2025
Description	Shares	Value
PRIVATE CREDIT (continued)
Preferred Stock – 1.0%
Health Care Providers & Services – 0.1%
Petvet Care Centers LLC, (Acquired 11/15/2023, Cost $198,940) (b),(m)	203	$241,996
Health Care Technology – 0.9%
athenahealth, Inc., (Acquired 2/15/2022, Cost $1,992,289) (b),(m)	2,033	2,842,744
Total Preferred Stock		3,084,740
	Par
Private Placement Bond – 0.8%
Real Estate Management & Development – 0.8%
Stargate Oxford St, 11.57%, 07/19/2026 (b)	AUD	3,820,747	2,514,626
Total Private Placement Bond			2,514,626
	Shares
Private Placement Equity – 0.6%
Distributors – 0.1%
RelaDyne, (Acquired 12/23/2021, Cost $187,703) (b),(g),(m),(n)		2,000	317,480
Health Care Technology – 0.5%
Ipi Legacy Liquidation Co, (b),(n)		754,923	1,449,452
Software – 0.0% (f)
Pluralsight Inc, (b),(n)		41,791	96,955
Total Private Placement Equity			1,863,887
	Par
High Yield – 0.4%
Machinery – 0.4%
ProFrac Holdings II LLC, 11.54% (3 mo. Term SOFR + 7.25%), 01/23/2029 (b),(d)		1,119,000	1,107,810
Total High Yield			1,107,810
	Shares
Warrants – 0.0%
Biotechnology – 0.0% (f)
ADC Therapeutics – (Exercise price: $8.30, Expiration: 08/15/2032), (Acquired 8/15/2022, Cost $30,028) (b),(m),(n)		4,988	3,242
Mesoblast, Inc. – (Exercise Price: $7.26, Expiration: 11/19/2026), (Acquired 12/20/2021 – 1/10/2024, Cost $106,354) (b),(m),(n)		23,222	97,533
Seres Therapeutics, Inc. – (Exercise price: $6.69, Expiration: 04/27/2030), (Acquired 4/27/2023 – 4/22/2025, Cost $14,821) (b),(m),(n)		237	108
			100,883

____________

See Notes to Consolidated Financial Statements.

2025 Semi-Annual Report	49

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2025
Description	Shares	Value
PRIVATE CREDIT (continued)
Pharmaceuticals – 0.0% (f)
Bioxcel Therapeutics, Inc. – (Exercise price: $3.07, Expiration: 04/19/2029), (Acquired 3/20/2024, Cost $0) (b),(m),(n)	78	$70
Bioxcel Therapeutics, Inc. – (Exercise price: $3.65, Expiration: 04/19/2029), (Acquired 4/28/2022 – 12/5/2023, Cost $0) (b),(m),(n)	272	245
		315
Total Warrants		101,198
Common Stock – 0.0%
Pharmaceuticals – 0.0% (f)
Bioxcel Therapeutics, Inc., (n)	3,557	6,438
Total Common Stock		6,438
TOTAL PRIVATE CREDIT (Cost $81,004,635)		82,433,071
	Par
EMERGING MARKET – 4.7%
High Yield – 4.7%
Building Products – 0.1%
Limak Cimento Sanayi ve Ticaret AS, 9.75%, 07/25/2029	250,000	250,777
Chemicals – 0.2%
Braskem Netherlands Finance BV, 8.50% to 01/23/2026 then 5 yr. CMT Rate + 8.22%, 01/23/2081	854,000	717,992
Diversified Telecommunication Services – 0.4%
Telecom Argentina
9.32%, 02/21/2029 (b)	1,003,000	1,003,000
9.25%, 05/28/2033 (d)	260,000	265,036
		1,268,036
Electric Utilities – 0.1%
Limak Yenilenebilir Enerji AS, 9.63%, 08/12/2030 (d)	200,000	197,645
Food Products – 0.3%
Grupo Nutresa SA, 9.00%, 05/12/2035 (d)	907,000	980,899
Metals & Mining – 1.5%
CSN Resources SA
8.88%, 12/05/2030	731,000	724,756
5.88%, 04/08/2032	335,000	275,785
Samarco Mineracao SA, 9.50% (or 9.00% PIK), 06/30/2031	2,049,388	2,015,943
Vedanta Resources Ltd, 10.88%, 09/17/2029 (d)	1,683,000	1,747,134
		4,763,618

____________

See Notes to Consolidated Financial Statements.

50

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2025
Description	Par	Value
EMERGING MARKET (continued)
Oil, Gas & Consumable Fuels – 1.5%
Azule Energy Finance PLC, 8.13%, 01/23/2030 (d)	3,227,000	$3,199,570
Ecopetrol SA, 8.38%, 01/19/2036	1,178,000	1,137,373
Petroleos Mexicanos, 6.75%, 09/21/2047	300,000	217,475
		4,554,418
Passenger Airlines – 0.4%
Grupo Aeromexico SAB de CV, 8.25%, 11/15/2029 (d)	589,500	580,481
Latam Airlines Group SA
13.38%, 10/15/2029	77,000	86,323
7.88%, 04/15/2030	473,000	483,051
		1,149,855
Real Estate Management & Development – 0.2%
CIFI Holdings Group Company Ltd.
6.00%, 07/16/2025 (h)	400,000	41,000
11.58% to 08/24/2027 then 5 yr. CMT Rate + 8.57%, Perpetual (h)	450,000	45,918
6.45%, 02/21/2026 (h)	200,000	20,687
Country Garden Holdings Company Ltd.
7.25%, 04/08/2026 (h)	600,000	46,878
4.80%, 08/06/2030 (h)	200,000	15,420
RKPF Overseas Ltd.
5.90%, 09/05/2028	441,811	113,250
6.00%, 03/04/2029	441,488	112,888
Shimao Group Holdings Ltd.
6.13%, 02/21/2024 (h)	370,000	19,984
5.60%, 07/15/2026 (h)	400,000	21,924
5.20%, 01/16/2027 (h)	1,210,000	65,074
4.60%, 07/13/2030 (h)	200,000	11,000
3.45%, 01/11/2031 (h)	400,000	21,696
Sino-Ocean Group Holding Ltd.
0.00%, 03/27/2027 (d),(g)	780,586	7,806
3.00%, 03/27/2033 (d)	315,840	53,377
		596,902
Total High Yield		14,480,142
TOTAL EMERGING MARKET (Cost $18,910,272)		14,480,142

____________

See Notes to Consolidated Financial Statements.

2025 Semi-Annual Report	51

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2025
Description	Shares	Value
SHORT-TERM INVESTMENTS – 0.4%
Money Market Funds – 0.4%
First American Government Obligations Fund – Class X, 4.25% (o)	1,379,974	$1,379,974
TOTAL SHORT-TERM INVESTMENTS (Cost $1,379,974)		1,379,974
TOTAL INVESTMENTS – 127.4% (Cost $393,095,112) (p)		395,285,055
Liabilities in Excess of Liabilities – (27.4)%		(84,840,373)
TOTAL NET ASSETS – 100.0%		$310,444,682
Percentages are stated as a percent of net assets.
Par amount is in USD unless otherwise indicated.
CMT	—	Constant Maturity Treasury
EURIBOR	—	Euro Interbank Offered Rate
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
LP	—	Limited Liability Company
PIK	—	Payment in Kind
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Overnight Index Average
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen

(a)   To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)   Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $86,300,424 or 27.8% of net assets as of June 30, 2025.

(c)   As of June 30, 2025, the Fund had entered into the following commitments to fund various revolving and delayed draw senior secured and subordinated loans. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing these loans and there can be no assurance that such conditions will be satisfied. All values are reflected at par.

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
ACESO HOLDING	First Lien Delay Draw Term Loan	$382,000	$0	$382,000
ASP-r-pac Acquisition Company LLC	First Lien Revolver	205,745	117,275	88,470
AVSC Holding	First Lien Revolver	412,000	0	412,000
Bioxcel Therapeutics, Inc.	First Lien Tranche C Term Loan	375,585	0	375,585
Bioxcel Therapeutics, Inc.	Tranche D Term Loan	625,975	0	625,975
CentralSquare Technologies	First Lien Revolver	66,000	0	66,000
Clydesdale Acquisition Holdings, Inc.	First Lien Tranche B-DD Delay Draw Term Loan	8,591	258	8,333
CPS Mezzanine	Tranche B Revolver	3,750,000	3,056,605	693,395
Creek Parent	First Lien Revolver	471,000	0	471,000
Establishment Labs Holdings, Inc.	First Lien Tranche D Delay Draw Term Loan	184,290	0	184,290

____________

See Notes to Consolidated Financial Statements.

52

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2025
Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Evergreen IX Borrower	First Lien Revolver	$127,000	$0	$127,000
Finastra USA, Inc.	First Lien Revolver	152,000	30,173	121,827
Galileo Parent, Inc.	First Lien Revolver	5,543	3,643	1,900
Galileo Parent, Inc.	First Lien Revolver	301,073	197,849	103,224
Galileo Parent, Inc.	First Lien Revolver	63,384	41,653	21,731
GASL Bermuda	Tranche B1 Revolver	3,100,000	2,134,392	965,608
Geotechnical Merger Sub	Delay Draw Term Loan	623,000	267,891	355,109
Geotechnical Merger Sub	Revolver	234,000	78,000	156,000
Grove Hotel Parcel Owner LLC	Revolver	175,377	0	175,377
ICIMS, Inc.	First Lien Revolver	93,176	13,976	79,200
ICIMS, Inc.	First Lien Revolver	30,494	4,574	25,920
ICIMS, Inc.	First Lien Revolver	33,882	5,082	28,800
Inspira	First Lien Delay Draw Term Loan	172,000	0	172,000
Inspira	First Lien Revolver	103,000	0	103,000
Integrity Marketing Acquisition LLC	First Lien Delay Draw Term Loan	646,994	0	646,994
Integrity Marketing Acquisition LLC	First Lien Revolver	234,995	0	234,995
Inventus Power, Inc.		94,000	0	94,000
Kings Buyer LLC	First Lien Revolver	472,406	165,342	307,064
Kite Midco II	Delay Draw Term Loan	216,000	0	216,000
Legends Hospitality Holding Co.	First Lien Delay Draw Term Loan	76,000	0	76,000
Legends Hospitality Holding Co.	First Lien Revolver	152,000	60,801	91,199
Lightbox Intermediate	Revolver	77,000	0	77,000
LSL Holdco RC	First Lien Revolver	266,412	223,786	42,626
Monotype Imaging Holdings	First Lien Delay Draw Term Loan	116,864	30,167	86,697
Monotype Imaging Holdings	First Lien Revolver	176,000	0	176,000
MRI Software LLC	First Lien Delay Draw Term Loan	219,946	178,482	41,464
MRI Software LLC	First Lien Revolver	166,000	9,222	156,778
Next Holdco LLC	First Lien Delay Draw Term Loan	213,000	0	213,000
Next Holdco LLC	First Lien Revolver	80,000	0	80,000
NFM & J LP	First Lien Delay Draw Term Loan	275,607	30,601	245,006
NFM & J LP	First Lien Revolver	93,224	20,976	72,248
NFM & J LP	First Lien Revolver	17,139	3,856	13,283
Optimizely North America	First Lien Revolver	231,000	0	231,000
Petvet Care Centers LLC	First Lien Delay Draw Term Loan	307,000	0	307,000
Petvet Care Centers LLC	First Lien Revolver	307,000	0	307,000
Pluralsight Inc	First Lien Delay Draw Term Loan	60,308	0	60,308
Pluralsight Inc	First Lien Revolver	24,123	0	24,123
Protein For Pets Opco	Revolver	103,000	27,810	75,190
Sorenson Communications	Revolver	198,000	0	198,000
Spruce Bidco II	First Lien Revolver	614,000	0	614,001
THG Acquisition	First Lien Delay Draw Term Loan	106,688	3,406	103,282
THG Acquisition	First Lien Delay Draw Term Loan	37,341	1,192	36,149
THG Acquisition	First Lien Delay Draw Term Loan	94,952	3,031	91,921
____________

See Notes to Consolidated Financial Statements.

2025 Semi-Annual Report	53

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2025
Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
THG Acquisition	First Lien Revolver	$45,230	$3,360	$41,870
THG Acquisition	First Lien Revolver	72,368	5,376	66,992
THG Acquisition	First Lien Revolver	1,402	104	1,298
Truck-Lite Company	First Lien Delay Draw Term Loan	104,831	67,032	37,799
USIC Holdings Inc.	First Lien Delay Draw Term Loan	29,433	9,940	19,493
USIC Holdings Inc.	First Lien Delay Draw Term Loan	55,448	18,726	36,722
USIC Holdings Inc.	First Lien Revolver	18,200	8,320	9,880
USIC Holdings Inc.	First Lien Revolver	45,500	20,800	24,700
USIC Holdings Inc.	First Lien Revolver	34,125	15,600	18,525
USIC Holdings Inc.	First Lien Revolver	84,175	38,480	45,695
WP CPP Holdings	First Lien Revolver	90,000	0	90,000
		$17,952,828	$6,897,781	$11,055,046

(d)   Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $168,223,234 or 54.2% of the Fund’s net assets.

(e)   Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. As of June 30, 2025, the value of these securities total $1,429,369 or 0.5% of the Fund’s net assets.

(f)    Represents less than 0.05% of net assets.

(g)   Zero coupon bonds make no periodic interest payments.

(h)   Issuer is currently in default.

(i)    Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2025.

(j)    Step coupon bond. The rate disclosed is as of June 30, 2025.

(k)   Interest only security.

(l)    Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.

(m)   Restricted security purchased in a private placement transaction in which resale to the public may require registration. As of June 30, 2025, the value of these securities total $3,503,418 or 1.1% of the Fund’s net assets.

(n)   Non-income producing security.

(o)   The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

(p)   These securities are pledged as collateral for the credit facility.

____________

See Notes to Consolidated Financial Statements.

54

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2025

Futures Contracts:

As of June 30, 2025, the following futures contracts were outstanding:

Description	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Appreciation
U.S. Treasury 2 Year Note	257	09/30/2025	$53,462,024	$175,676
				$175,676
Description	Contracts Sold	Expiration Date	Notional Value	Value/Unrealized Depreciation
U.S. Treasury 5 Year Note	(71)	09/30/2025	$7,739,000	$(69,817)
				$(69,817)
Net Unrealized Appreciation				$105,859

Forward Currency Contracts:

As of June 30, 2025, the following forward currency contracts were outstanding:

Counter Party	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	07/17/2025	CAD	9,631	USD	6,920	$159
State Street Bank & Trust Co.	07/17/2025	EUR	1,522,172	USD	1,711,996	83,208
State Street Bank & Trust Co.	10/16/2025	EUR	41,412,004	USD	47,724,021	1,408,115
State Street Bank & Trust Co.	07/17/2025	GBP	400,234	USD	538,749	10,677
State Street Bank & Trust Co.	07/17/2025	JPY	519,305	USD	3,614	0
State Street Bank & Trust Co.	07/17/2025	USD	2,397,024	AUD	3,931,094	(191,059)
State Street Bank & Trust Co.	07/17/2025	USD	349,823	CAD	493,051	(12,589)
State Street Bank & Trust Co.	07/17/2025	USD	2,918,834	EUR	2,527,525	(62,054)
State Street Bank & Trust Co.	10/16/2025	USD	44,991,305	EUR	41,412,004	(4,140,831)
State Street Bank & Trust Co.	04/16/2026	USD	48,278,114	EUR	41,412,004	(1,362,315)
State Street Bank & Trust Co.	07/17/2025	USD	4,589,977	GBP	3,552,976	(287,416)
State Street Bank & Trust Co.	07/17/2025	USD	367,163	JPY	52,469,632	2,059
Net Unrealized Depreciation						$(4,552,046)
AUD	—	Australian Dollars
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
USD	—	United States Dollar

____________

See Notes to Consolidated Financial Statements.

2025 Semi-Annual Report	55

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2025
Allocation of Portfolio Holdings by Country as of June 30, 2025 (% of Net Assets)
United States	$191,282,995	61.6%
Cayman Islands	36,718,134	11.6
Ireland	13,173,719	4.5
United Kingdom	9,746,918	3.1
Germany	8,572,045	2.7
Luxembourg	8,118,275	2.6
Canada	6,316,522	2.0
France	5,802,447	1.9
Bermuda	5,040,420	1.6
Australia	4,751,426	1.5
Italy	4,167,680	1.6
Netherlands	3,425,503	1.0
Jersey	3,008,601	1.0
Brazil	2,740,699	0.8
Mexico	2,610,956	0.9
Colombia	2,118,272	0.7
Spain	2,017,255	0.6
India	1,747,134	0.6
Sweden	1,623,901	0.5
Denmark	591,324	0.2
Chile	569,374	0.2
China	542,067	0.2
Turkey	448,422	0.2
Czech Republic	295,336	0.1
Argentina	265,036	0.1
Hong Kong	61,183	0.0
Israel	17,120	0.0
Singapore	12,291	0.0
Liabilities in Excess of Other Assets	(5,340,373)	(1.8)
	$310,444,682	100.0%

The accompanying notes are an integral part of these financial statements.

____________

See Notes to Consolidated Financial Statements.

56

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Statement of Assets and Liabilities (Unaudited) June 30, 2025
Assets:
Investments in securities, at value (Cost $393,095,112)	$395,285,055
Receivable for investments sold	9,747,899
Interest receivable	5,451,564
Unrealized appreciation on forward currency contracts (Note 3)	1,504,218
Deposit at broker for future contracts	527,634
Receivable for fund shares sold	364,626
Foreign currency, at value (Cost $146,692)	156,418
Unrealized appreciation on unfunded loan commitments	74,381
Variation margin on futures contracts (Note 3)	4,803
Prepaid expenses	36,454
Total assets	413,153,052
Liabilities:
Payable for credit facility (Note 6)	79,500,000
Deferred debt issuance costs, credit facility (Note 6)	(91,087)
Payable for investments purchased	16,437,315
Unrealized depreciation on forward currency contracts (Note 3)	6,056,264
Investment advisory fees payable, net (Note 4)	404,867
Interest payable for credit facility (Note 6)	92,498
Accrued expenses	308,513
Total liabilities	102,708,370
Indemnifications, commitments and contingencies (Notes 4 and 10)
Net Assets	$310,444,682
Composition of Net Assets:
Paid-in capital	$322,651,100
Accumulated losses	(12,206,418)
Net Assets	$310,444,682
Shares Outstanding and Net Asset Value Per Share:
Shares outstanding	34,330,498
Net asset value per share	$9.04

____________

See Notes to Consolidated Financial Statements.

2025 Semi-Annual Report	57

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Statement of Operations (Unaudited) For the Six Months Ended June 30, 2025
Investment Income (Note 2):
Interest (net of foreign withholding tax of $135,949)	$17,424,580
Dividends and distributions	107,202
Total investment income	17,531,782
Expenses:
Investment advisory fees (Note 4)	2,353,597
Fund accounting and sub-administration fees	161,334
Audit and tax services	123,168
Directors’ fees	115,496
Legal fees	82,448
Transfer agent fees	66,244
Reports to shareholders	39,023
Miscellaneous	31,314
Registration fees	29,918
Custodian fees	26,487
Insurance	7,612
Total operating expenses	3,036,641
Interest expense and credit facility fees (Note 6)	2,540,661
Expense recoupment (Note 4)	115,805
Net expenses	5,693,107
Net Investment income	11,838,675
Net realized gain (loss) on:
Investments	(940,838)
Foreign currency transactions	66,717
Forward currency contracts	1,292,175
Futures contracts	(20,342)
Net realized gain	397,712
Net change in unrealized appreciation (depreciation) on:
Investments	6,315,140
Unfunded loan commitments	33,792
Foreign currency	12,440
Foreign currency translations	(140,143)
Forward currency contracts	(7,234,375)
Futures contracts	144,066
Net change in unrealized depreciation	(869,080)
Net realized and unrealized loss	(471,368)
Net increase in net assets resulting from operations	$11,367,307

____________

See Notes to Consolidated Financial Statements.

58

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Statements of Changes in Net Assets
	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$11,838,675	$23,389,509
Net realized gain (loss)	397,712	(3,463,435)
Net change in unrealized appreciation (depreciation)	(869,080)	10,053,084
Net increase in net assets resulting from operations	11,367,307	29,979,158
Distributions to Shareholders:
Distributable earnings	(14,791,408)	(22,828,124)
Total distributions to shareholders	(14,791,408)	(22,828,124)
Capital Share Transactions:
Proceeds from shares sold	21,198,811	58,996,400
Reinvestment of distributions	10,921,856	16,734,114
Repurchase of shares (Note 8)	(10,850,426)	(20,399,804)
Net increase in net assets from capital share transactions	21,270,241	55,330,710
Total increase in net assets	17,846,140	62,481,744
Net Assets:
Beginning of period	292,598,542	230,116,798
End of period	$310,444,682	$292,598,542
Share Transactions:
Shares sold	2,317,248	6,477,678
Shares reinvested	1,208,790	1,845,541
Shares repurchased (Note 8)	(1,188,084)	(2,232,689)
Net increase in shares outstanding	2,337,954	6,090,530

____________

See Notes to Consolidated Financial Statements.

2025 Semi-Annual Report	59

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Statement of Cash Flows (Unaudited) For the Six Months Ended June 30, 2025
Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities
Net Increase in net assets resulting from operations	$11,367,307
Adjustments to reconcile net Increase in net assets resulting from operations to net cash used for operating expenses
Purchases of long-term portfolio investments and principal payups	(109,798,938)
Proceeds from disposition of long-term portfolio investments and principal paydowns	73,772,543
Net purchases and sales of short-term portfolio investments	8,814,940
Amortization of deferred debt issuance costs	107,335
Increase in interest receivable	(844,015)
Increase in receivable for investments sold	(5,379,927)
Increase in receivable for fund shares sold	(46,378)
Increase in receivable for variation margin	(4,803)
Decrease in prepaid expenses	13,032
Decrease in interest payable for credit facility	(30,786)
Increase in payable for investments purchased	10,118,306
Decrease in payable for variation margin	(2,281)
Increase in investment advisory fees payable	200,370
Increase in accrued expenses	47,877
Net accretion of discount on investments and other adjustments to cost	(1,227,788)
Net change in unrealized appreciation on investments	(6,315,140)
Net change in unrealized appreciation on foreign currency	(12,440)
Decrease in unrealized appreciation on unfunded commitments	(33,792)
Net change in unrealized appreciation on forward currency contracts	7,234,375
Net realized loss on investment transactions	940,838
Net cash used in operating activities	(11,079,365)
Cash flows provided by (used for) financing activities:
Proceeds from credit facility	5,000,000
Proceeds from shares sold	21,198,811
Repurchase of shares	(10,850,426)
Distributions paid to shareholders, net of reinvestments	(3,869,552)
Net cash provided by financing activities	11,478,833
Effect of exchange rate changes on cash	12,440
Net increase in cash	411,908
Cash at beginning of period	272,144
Cash at end of period	$684,052
Supplemental Disclosure of Cash Flow Information:
Interest payments on the credit facility for the six months ended June 30, 2025 totaled $2,571,448.
Non-cash financing activities not included consist of reinvestment of distributions for the six months ended June 30, 2025 of $10,921,856.
Reconciliation of Cash at the End of Period to the Consolidated Statement of Assets and Liabilities:
Foreign currency	$156,418
Cash on deposit with brokers for futures contracts	527,634
Cash at end of period	$684,052

____________

See Notes to Consolidated Financial Statements.

60

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Financial Highlights
Class D	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31,			For the Period November 1, 2021[1] to December 31, 2021
		2024	2023	2022
Per Share Operating Performance:
Net asset value, beginning of period	$9.15	$8.88	$8.59	$9.94	$10.00
Income from Investment Operations:
Net investment income[2]	0.36	0.81	0.78	0.50	0.02
Net realized and change in unrealized gain (loss)[2]	(0.03)	0.23	0.20	(1.20)	(0.07)
Net increase (decrease) in net asset value resulting from operations	0.33	1.04	0.98	(0.70)	(0.05)
Distributions to Shareholders:
From net investment income	(0.44)	(0.77)	(0.69)	(0.65)	(0.01)
Total distributions paid*	(0.44)	(0.77)	(0.69)	(0.65)	(0.01)
Net asset value, end of period	$9.04	$9.15	$8.88	$8.59	$9.94
Total Investment Return†,3	3.72%	12.11%	11.76%	(7.03)%	(0.37)%
Ratios to Average Net Assets/Supplementary Data:
Net assets, end of period (000s)	$310,445	$292,599	$230,117	$151,702	$150,092
Gross operating expenses excluding interest expense[4]	2.03%	2.11%	2.03%	1.96%	5.55%
Interest expense[4]	1.69%	1.35%	0.98%	0.55%	—%
Total expenses[4]	3.72%	3.46%	3.01%	2.51%	5.55%
Net expenses, including fee waivers and reimbursement or recoupment and excluding interest expense[4]	2.10%	2.10%	2.10%	2.10%	2.10%
Net expenses, including fee waivers and reimbursement or recoupment and interest expense[4]	3.79%	3.45%	3.08%	2.65%	2.10%
Net investment income[4]	7.89%	8.86%	8.81%	5.64%	1.51%
Net investment income (loss), excluding the effect of fee waivers and reimbursement or recoupment[4]	7.96%	8.85%	8.88%	5.50%	(1.94)%
Portfolio turnover rate[3]	19%	39%	24%	25%	4%

The following table sets forth information regarding the Fund’s outstanding senior securities as of the end of each of the Fund’s last ten fiscal years, as applicable.
Fiscal or Period End	Total Amount Outstanding Exclusive of Treasury Securities	Asset Coverage Per Unit[5]	Involuntary Liquidating Preference Per Unit	Average Market Value Per Unit (Exclude Bank Loans)	Type of Senior Securities
June 30, 2025 (Unaudited)[6]	$79,500,000	$4,905	N/A	N/A	Credit Facility
December 31, 2024	74,500,000	4,927	N/A	N/A	Credit Facility
December 31, 2023	35,000,000	7,575	N/A	N/A	Credit Facility
December 31, 2022	20,000,000	8,585	N/A	N/A	Credit Facility
December 31, 2021[1]	N/A	N/A	N/A	N/A	N/A

____________

*      Distributions for annual periods determined in accordance with federal income tax regulations.

†    Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.

1   Commencement of operations was November 1, 2021.

2   Per share amounts presented are based on average shares outstanding throughout the period indicated.

3   Not annualized for periods less than one year.

4   Annualized for periods less than one year.

5   Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

6   For the six months ended June 30, 2025 (Unaudited).

____________

See Notes to Consolidated Financial Statements.

2025 Semi-Annual Report	61

OAKTREE DIVERSIFIED INCOME FUND INC. Notes to Consolidated Financial Statements (Unaudited) June 30, 2025

1.  Organization

Oaktree Diversified Income Fund Inc. (the “Fund”) was organized as a corporation under the laws of the State of Maryland on June 29, 2021. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company that continuously offers its shares of common stock, $0.001 par value per share (the “Common Shares”), and is operated as an “interval fund.” The Fund’s Class D shares commenced operations on November 1, 2021.

The Fund offers four classes of Shares: Class A Shares, Class D Shares, Class T Shares, and Class U Shares. The Fund was granted exemptive relief (the “Exemptive Relief”) from the Securities and Exchange Commission (the “SEC”), permitting the Fund to issue multiple classes of shares and to impose asset-based distribution fees and early-withdrawal fees.

Oaktree Fund Advisors, LLC (the “Adviser”), a Delaware limited liability company and a registered investment adviser under the Investment Advisers Act of 1940, as amended, serves as the investment adviser to the Fund. The Adviser is an affiliate of Oaktree Capital Management, L.P. (“OCM”), a leading global investment management firm headquartered in Los Angeles, California focused on less efficient markets and alternative investments, and is a subsidiary of Oaktree Capital Group, LLC (“OCG,” and collectively with OCM and the Adviser, “Oaktree”). Oaktree was founded in April 1995 and is a leader among global investment managers specializing in alternative investments.

Brookfield Public Securities Group LLC (the “Administrator”), an indirect wholly-owned subsidiary of Brookfield Asset Management Ltd. (NYSE: BAM; TSX: BAMA) (“Brookfield” or “BAM”), is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and serves as Administrator to the Fund. In 2019, BAM acquired a majority interest in Oaktree.

The Fund’s investment objective is to seek current income and attractive total return. The Fund seeks to achieve its investment objective by investing globally in high-conviction opportunities across Oaktree’s performing credit platform of high-yield bonds, senior loans, structured credit, emerging markets debt and convertibles, inclusive of both public and private credit sectors. High-yield bonds are also referred to as “below-investment grade rated securities” or “junk bonds,” as described in the Fund’s Prospectus. The Fund seeks to add value through three sources: (1) providing exposure to asset classes that require specialized expertise; (2) performing well in each asset class through proprietary, bottom-up and credit research; and (3) allocating capital opportunistically among asset classes based on Oaktree’s assessment of relative value.

Oaktree Diversified Income Fund (Cayman) Ltd. (the “Subsidiary”), a Cayman Islands exempted company and wholly-owned subsidiary of the Fund, was formed on November 11, 2021. The Subsidiary was established for the purpose of investing in certain Regulation S securities. As a wholly-owned subsidiary of the Fund, the financial results of the Subsidiary are included in the consolidated financial statements and financial highlights of the Fund. All investments held by the Subsidiary are disclosed in the Consolidated Schedule of Investments. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at June 30, 2025 were $4,837,939, or 1.6% of the Fund’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

2.  Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies.

Valuation of Investments: The Fund’s Board of Directors (the “Board”) has adopted procedures for the valuation of the Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team.
62

OAKTREE DIVERSIFIED INCOME FUND INC. Notes to Consolidated Financial Statements (Unaudited) (continued) June 30, 2025

The Board has designated the Adviser as the valuation designee pursuant to Rule 2a-5 under the 1940 Act to perform fair value determinations relating to any or all Fund investments. The Board oversees the Adviser in its role as the valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. If the NYSE closes early, then the equity security will be valued at the last traded price before the NYSE close. Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE close. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or official closing prices. Investments in open-end registered investment companies, if any, are valued at the NAV as reported by those investment companies.

Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. Valuations from broker-dealers or pricing services consider appropriate factors such as market activity, market activity of comparable securities, yield, estimated default rates, timing of payments, underlying collateral, coupon rate, maturity date, and other factors. Short-term debt securities with remaining maturities of sixty days or less are valued at amortized cost of discount or premium to maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent fair value.

Bank Loans, Assignments, and Participations. Loans (including “Senior Loans” (as described below), delayed funding loans and revolving credit facilities) may be fixed-or floating-rate obligations. Loan interests may take the form of direct interests acquired during a primary distribution and may also take the form of assignments of, novations of or participations in a bank loan acquired in secondary markets. Senior floating rate loans may be made to or issued by U.S. or non-U.S. banks or other corporations (“Senior Loans”). Senior Loans include senior floating rate loans and institutionally traded senior floating rate debt obligations issued by asset-backed pools and other issuers, and interests therein. Loan interests may be acquired from U.S. or foreign commercial banks, insurance companies, finance companies or other financial institutions who have made loans or are members of a lending syndicate or from other holders of loan interests.

Senior Loans typically pay interest at rates which are re-determined periodically on the basis of a floating base lending rate (such as the Secured Overnight Financial Rate, “SOFR,” or a similar reference rate) plus a premium. Senior Loans are typically of below investment grade quality. Senior Loans generally (but not always) hold the most senior position in the capital structure of a borrower and are often secured with collateral. A Senior Loan is typically originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (an “Agent”) for a lending syndicate of financial institutions (“Lenders”). The Agent typically administers and enforces the Senior Loan on behalf of the other Lenders in the syndicate. In addition, an institution, typically but not always the Agent, holds any collateral on behalf of the Lenders.

Over-the-counter financial derivative instruments, such as forward currency contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

2025 Semi-Annual Report	63

OAKTREE DIVERSIFIED INCOME FUND INC. Notes to Consolidated Financial Statements (Unaudited) (continued) June 30, 2025

Securities for which market prices are not readily available, cannot be determined using the sources described above, or the Adviser’s Valuation Committee determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate will be valued at a fair value determined by the Adviser’s Valuation Committee following the procedures adopted by the Adviser under the supervision of the Board. The Adviser’s valuation policy establishes parameters for the sources, methodologies, and inputs the Adviser’s Valuation Committee uses in determining fair value.

Non-publicly traded debt and equity securities and other securities or instruments for which reliable market quotations are not available are valued by the Adviser using valuation methodologies applied on a consistent basis. These securities may initially be valued at the acquisition price as the best indicator of fair value. The Adviser reviews the significant unobservable inputs, valuations of comparable investments and other similar transactions for investments valued at acquisition price to determine whether another valuation methodology should be utilized. Subsequent valuations will depend on facts and circumstances known as of the valuation date and the application of valuation methodologies further described below. The fair value may also be based on a pending transaction expected to close after the valuation date. These valuation methodologies involve a significant degree of management judgment. Accordingly, valuations do not necessarily represent the amounts which may eventually be realized from sales or other dispositions of investments in the future. Fair values may differ from the values that would have been used had a ready market for the investment existed, and the differences could be material to the consolidated financial statements.

The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; and (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality. The fair value may be difficult to determine and thus judgment plays a greater role in the valuation process. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1	—	quoted prices in active markets for identical assets or liabilities
Level 2	—

quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets or liabilities)
64

OAKTREE DIVERSIFIED INCOME FUND INC. Notes to Consolidated Financial Statements (Unaudited) (continued) June 30, 2025

The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Corporate Credit:
Senior Loans (Syndicated)	$—	$108,441,936	$1,646,534	$110,088,470
High Yield	—	72,566,515	1,965,000	74,531,515
Convertible Bonds	—	655,493	—	655,493
Corporate Credit – Total	—	181,663,944	3,611,534	185,275,478
Structured Credit:
Collateralized Loan Obligations	—	56,687,652	—	56,687,652
Asset-Backed Securities	—	22,513,272	3,213,457	25,726,729
Commercial Mortgage-Backed Securities	—	13,223,399	48,851	13,272,250
Residential Mortgage-Backed Securities	—	10,389,644	—	10,389,644
High Yield	—	5,640,115	—	5,640,115
Structured Credit – Total	—	108,454,082	3,262,308	111,716,390
Private Credit:
Senior Loans	—	3,380,487	61,968,567	65,349,054
Senior Loans (Syndicated)	—	622,564	7,782,754	8,405,318
Preferred Stock	—	—	3,084,740	3,084,740
Private Placement Bond	—	—	2,514,626	2,514,626
Private Placement Equity	—	—	1,863,887	1,863,887
High Yield	—	—	1,107,810	1,107,810
Warrants	—	—	101,198	101,198
Common Stock	6,438	—	—	6,438
Private Credit – Total	6,438	4,003,051	78,423,582	82,433,071
Emerging Market:
High Yield	—	13,477,142	1,003,000	14,480,142
Emerging Market – Total	—	13,477,142	1,003,000	14,480,142
Money Market Funds	1,379,974	—	—	1,379,974
Total Investments	1,386,412	307,598,219	86,300,424	395,285,055

Other Financial Instruments:
Forwards*	—	1,504,218	—	1,504,218
Futures Contracts*	175,676	—	—	175,676
Unfunded Loan Commitments*	—	41	74,340	74,381
Total Other Financial Instruments	175,676	1,504,259	74,340	1,754,275

Liabilities:
Other Financial Instruments:
Forwards*	—	(6,056,264)	—	(6,056,264)
Futures Contracts*	(69,817)	—	—	(69,817)
Total Other Financial Instruments	(69,817)	(6,056,264)	—	(6,126,081)

____________

*      The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of June 30, 2025.

2025 Semi-Annual Report	65

OAKTREE DIVERSIFIED INCOME FUND INC. Notes to Consolidated Financial Statements (Unaudited) (continued) June 30, 2025

The Fund used valuation approaches consistent with the income approach and market approach to determine fair value of certain Level 3 assets as of June 30, 2025. The valuation methodologies utilized by the Fund included discounted cash flows analysis, recent transaction analysis, market yield analysis and market comparable analysis and are described below.

The discounted cash flows analysis utilizes a discounted cash flow method that incorporates expected timing and level of cash flows, as well as assumptions in determining growth rates, income and expense projections, discount rates, capital structure, terminal values and other factors. The applicability and weight assigned to the income technique is determined based on the availability of reliable projections and comparable companies and transactions.

The recent transaction analysis utilizes recent or expected future transactions of the investment to determine fair value, to the extent applicable.

The market yield analysis utilizes expected future cash flows, discounted using estimated current market rates. Discounted cash flow calculations may be adjusted to reflect current market conditions and/or the perceived credit risk of the borrowers. Consideration is also given to a borrower’s ability to meet principal and interest obligations; this may include an evaluation of collateral or the underlying value of the borrower, utilizing either the market or income techniques.

The market comparable analysis utilizes valuations of comparable public companies or transactions and generally seeks to establish the enterprise value of the portfolio company using a market multiple technique. This technique takes into account a specific financial measure (such as earnings before interest, taxes, depreciation and amortization (“EBITDA”), adjusted EBITDA, free cash flow, net operating income, net income, book value or net asset value) believed to be most relevant for the given company. Consideration may also be given to such factors as acquisition price of the security, historical and projected operational and financial results for the portfolio company, the strengths and weaknesses of the portfolio company relative to its comparable companies, industry trends, general economic and market conditions and other factors deemed relevant. The applicability and weight assigned to the market technique is determined based on the availability of reliable projections and comparable companies and transactions.

The Fund may estimate the fair value of privately held warrants using a Black Scholes pricing model, which includes an analysis of various factors and subjective assumptions, including the current stock price (by using an enterprise value analysis as described above), the expected period until exercise, expected volatility of the underlying stock price, expected dividends and the risk-free rate. Changes in the subjective input assumptions can materially affect the fair value estimates.

The fair value of the Fund’s credit facility, which qualifies as a financial instrument under ASC Topic 825, Disclosures about Fair Values of Financial Instruments, approximates the carrying amount of $79,500,000 for the credit facility presented in the Consolidated Statement of Assets and Liabilities. As of June 30, 2025, this financial instrument is categorized as Level 2 within the disclosure hierarchy.

66

OAKTREE DIVERSIFIED INCOME FUND INC. Notes to Consolidated Financial Statements (Unaudited) (continued) June 30, 2025

The table below shows the significant unobservable valuation inputs that were used by the Adviser’s Valuation Committee to fair value the Level 3 investments as of June 30, 2025.

Quantitative Information about Level 3 Fair Value Measurement

	Value as of June 30, 2025	Valuation Approach	Valuation Methodology	Unobservable Input	Amount or Range/(Weighted Average)	Impact to Valuation from an Increase in Input(1)
Corporate Credit
Senior Loans (Syndicated)	$1,646,534	Income Approach	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	10.0%-19.0% (12.9%)	Decrease
High Yield	$1,965,000	Market Approach	Market Comparables	Market Quotes	$98.3 ($98.3)	Increase
Structured Credit
Asset-Backed Securities	$3,213,457	Market Approach	Market Comparables	Recent Transaction Price	$98.9-$99.8 ($99.5)	Increase
Commercial Mortgage-Backed Securities	$48,851	Market Approach	Market Comparables	Recent Transaction Price	$5.7-$15.1 ($8.7)	Increase
Private Credit
Senior Loans	$61,968,567	Income Approach	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	1.9%-18.0% (10.1%)	Decrease
Senior Loans (Syndicated)	$7,782,754	Income Approach	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	8.0%-13.0% (10.3%)	Decrease
Preferred Stock	$3,084,740	Income Approach	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	14.0%-18.0% (15.2%)	Decrease
Private Placement Bond	$2,514,626	Market Approach	Market Comparables	Recent Transaction Price	$100.0 ($100.0)	Increase
Private Placement Equity	$1,863,887	Market Approach	Comparable Companies	Earnings Multiple	2x-6x (6x)	Decrease
		Income Approach	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	13.0%-15.0% (14.0%)	Decrease
High Yield	$1,107,810	Income Approach	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	11.0%-13.0% ($12.0%)	Decrease
Warrants	$101,198	Other	Black Scholes	Volatility	80.0%-120.0% (94.9%)	Increase
Emerging Market
High Yield	$1,003,000	Asset-Based Approach	Recent Transaction	Recent Transaction Price	—	Increase
Total	$86,300,424

____________

(1)   The impact represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

2025 Semi-Annual Report	67

OAKTREE DIVERSIFIED INCOME FUND INC. Notes to Consolidated Financial Statements (Unaudited) (continued) June 30, 2025

The following is a reconciliation of the assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporate Credit	Structured Credit	Private Credit	Emerging Market	Total
Balance as of December 31, 2024	$2,902,688	$1,702,777	$77,836,993	$—	$82,442,458
Accrued discounts (premiums)	(1,182)	11,245	76,508	193	86,764
Realized gain (loss)	(299,605)	1,406	28,659	—	(269,540)
Change in unrealized appreciation (depreciation)	92,224	(54,947)	1,490,990	14,852	1,543,119
Purchases at cost/corporate actions	1,993,192	—	16,755,198	987,955	19,736,345
Sales proceeds	(1,075,783)	(79,120)	(17,764,766)	—	(18,919,669)
Transfers into Level 3	—	1,680,947		—	1,680,947 (1)
Balance as of June 30, 2025	$3,611,534	$3,262,308	$78,423,582	$1,003,000	$86,300,424
Change in unrealized appreciation (depreciation) for Level 3 assets still held at the reporting date	$(206,720)	$(54,947)	$1,454,414	$14,852	$1,207,599

____________

(1)         Securities transferred into Level 3 at period end market value due to a decrease in observable inputs

For further information regarding the security characteristics of the Fund, see the Consolidated Schedule of Investments.

Investment Transactions and Investment Income: Securities transactions are recorded on trade date. Realized gains and losses from securities transactions are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums on securities are accreted and amortized on a daily basis using the effective yield to maturity and yield to next methods, respectively and might be adjusted based on management’s assessment of the collectability of such interest. Dividend income is recorded on the ex-dividend date.

Foreign Currency Transactions: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate the portion of gains or losses resulting from changes in foreign exchange rates on securities from the fluctuations arising from changes in market prices.

Reported net realized foreign exchange gains or losses arise from sales of securities, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Expenses: Expenses directly attributable to the Fund are charged directly to the Fund, while expenses that are attributable to the Fund and other investment companies advised by the Adviser or its affiliates are allocated among the respective investment companies, including the Fund, based either upon relative average net assets, evenly, or a combination of average net assets and evenly.

Certain intermediaries such as banks, broker-dealers, financial advisers or other financial institutions charge a fee for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held in omnibus, other group accounts or accounts traded through registered securities clearing agents. The portion of this fee paid by the Fund is included within “Transfer agent fees” in the Consolidated Statement of Operations.

Distributions to Shareholders: The Fund declares and pays dividends quarterly from net investment income. To the extent these distributions exceed net investment income, they may be classified as return of capital. The Fund also pays distributions at least annually from its net realized capital gains, if any. Dividends and distributions are recorded on the ex-dividend date. All common shares have equal dividend and other distribution rights. A notice disclosing the source(s) of a distribution is provided after a payment is made from any source other than net investment income.

68

OAKTREE DIVERSIFIED INCOME FUND INC. Notes to Consolidated Financial Statements (Unaudited) (continued) June 30, 2025

This notice is available on the Adviser’s website at https://www.brookfieldoaktree.com/fund/oaktree-diversified-income-fund-inc. Any such notice is provided only for informational purposes in order to comply with the requirements of Section 19(a) of the 1940 Act and not for tax reporting purposes. The tax composition of the Fund’s distributions for each calendar year is reported on IRS Form 1099-DIV.

Dividends from net investment income and distributions from realized gains from investment transactions have been determined in accordance with Federal income tax regulations and may differ from net investment income and realized gains recorded by the Fund for financial reporting purposes. These differences, which could be temporary or permanent in nature, may result in reclassification of distributions; however, net investment income, net realized gains and losses and net assets are not affected.

When Issued, Delayed Delivery Securities and Forward Commitments: The Fund may enter into forward commitments for the purchase or sale of securities, including on a “when issued” or “delayed delivery” basis, in excess of customary settlement periods for the type of security involved. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring (i.e., a when, as and if issued security). When such transactions are negotiated, the price is fixed at the time of the commitment, with payment and delivery taking place in the future, generally a month or more after the date of the commitment. While it will only enter into a forward commitment with the intention of actually acquiring the security, the Fund may sell the security before the settlement date if it is deemed advisable. Securities purchased under a forward commitment are subject to market fluctuation, and no interest (or dividends) accrues to the Fund prior to the settlement date. The Fund will segregate with its custodian cash or liquid securities in an aggregate amount at least equal to the amount of its outstanding forward commitments.

Investments in Real Estate: The Fund may invest a portion of its assets in public and/or private debt investments and other real estate assets or real estate-related securities and obligations. The value of these debt investments and whether and to what extent such investments perform as expected will depend, in part, on the prevailing conditions in the market for real estate investment generally and, in particular, on the value of the underlying real estate asset collateral or real estate-related companies to which such debt investments relate. The real estate industry is cyclical in nature, and a deterioration of real estate fundamentals in the markets in which the Fund invests will have an adverse effect on the performance of the Fund’s investments. The value of real estate assets and real estate-related investments can fluctuate for various reasons. Real estate values can be seriously affected by interest rate fluctuations, changes in general and local economic conditions, bank liquidity, the availability of financing, changes in environmental and zoning laws, overbuilding and increased competition, changes in supply and demand fundamentals, an increase in property taxes, casualty or condemnation losses, bankruptcy or financial difficulty of a major tenant, regulatory limitations on rent, increased mortgage defaults and the availability of mortgage funds which may render the sale or refinancing of properties difficult or impracticable. Reductions in value or cash flow could impair the Fund’s ability to make distributions to Common Shareholders, adversely impact its ability to effectively achieve its investment objective and reduce overall returns on investments.

Investments in Real Estate Loans: While the Fund intends to invest primarily in “performing” real estate debt securities, real estate loans underlying the securities acquired by the Fund may be non-performing at the time of their acquisition and/or may become non-performing following their acquisition for a wide variety of reasons. Such non-performing real estate loans may require a substantial amount of workout negotiations and/or restructuring, which may entail, among other things, a substantial reduction in the interest rate and a substantial writedown of the principal of such loan. However, even if a restructuring were successfully accomplished, a risk exists that, upon maturity of such real estate loan, replacement “takeout” financing will not be available. Purchases of participations in real estate loans raise many of the same risks as investments in real estate loans and also carry risks of illiquidity and lack of control.

Collateralized Loan Obligations (“CLOs”): The Fund may invest in CLOs and other securitizations, which are generally limited recourse obligations of the issuer (“Securitization Vehicles”) payable solely from the underlying assets (“Securitization Assets”) of the issuer or proceeds thereof. Holders of equity or other securities issued by Securitization Vehicles must rely solely on distributions on the Securitization Assets or proceeds thereof for payment in respect thereof. Consequently, the Fund will typically not have any direct rights against the issuer of, or the entity that sold, assets underlying the securitization. The Securitization Assets may include, without limitation, broadly syndicated leverage loans, middle-market bank loans, CDO debt tranches, trust preferred securities, insurance

2025 Semi-Annual Report	69

OAKTREE DIVERSIFIED INCOME FUND INC. Notes to Consolidated Financial Statements (Unaudited) (continued) June 30, 2025 surplus notes, asset-backed securities, mortgages, REITs, high-yield bonds, mezzanine debt, second-lien leverage loans, credit default swaps and emerging market debt and corporate bonds, which are subject to liquidity, market value, credit, interest rate, reinvestment and certain other risks.

The Fund operates as a single operating segment. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed as a whole by the President of the Fund, who is responsible for the oversight functions of the Fund, using the information presented in the consolidated financial statements and consolidated financial highlights.

3.  Derivative Financial Instruments

The Fund may purchase and sell derivative instruments such as exchange-listed and over-the counter put and call options on securities, financial futures, equity, fixed-income and interest rate indices, and other financial instruments. It may purchase and sell financial futures contracts and options thereon. Moreover, the Fund may enter into various interest rate transactions such as swaps, caps, floors or collars and enter into various currency transactions such as forward currency contracts, currency futures contracts, currency swaps or options on currency or currency futures or credit transactions and credit default swaps. The Fund may also purchase derivative instruments that combine features of several of these instruments. The Fund may invest in, or enter into, derivatives for a variety of reasons including to hedge certain market risks, to provide a substitute for purchasing or selling particular securities or to increase potential income gain.

Forward Currency Contracts: A forward currency contract (“forward contract”) is an agreement between two parties to buy or sell a currency at an agreed upon price for settlement at a future date. During the period the forward contract is in existence, changes in the value of the forward contract will fluctuate with changes in the currency exchange rates. The forward contract is marked to market daily and these changes are recorded as an unrealized gain or loss. Gain or loss on the purchase or sale of a forward contract is realized on the settlement date.

The Fund invests in forward contracts to hedge against fluctuations in the value of foreign currencies caused by changes in the prevailing currency exchange rates. The use of forward contracts involves the risk that the counterparties may be unable to meet the terms of their contracts and may be negatively impacted from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

The average quarterly U.S. dollar value of forward currency contracts to be delivered or received during the six months ended June 30, 2025 was $101,715,137, which represents the volume of activity during the period.

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract.

The Fund invests in financial futures contracts to hedge against fluctuations in the value of portfolio securities caused by changes in prevailing market interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. The Fund is at risk that it may not be able to close out a transaction because of an illiquid market.

The average quarterly notional value of long and short futures contracts outstanding during the six months ended June 30, 2025 were $36,182,930 and $(5,139,365) respectively, which represents the volume of activity during the period.

Credit Default Swap Agreements: Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value

70

OAKTREE DIVERSIFIED INCOME FUND INC. Notes to Consolidated Financial Statements (Unaudited) (continued) June 30, 2025 of any deliverable obligation received by the seller (if any), coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. When the Fund acts as a seller of a credit default swap, it is exposed to many of the same risks of leverage described herein since if an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation.

Although the Fund may seek to realize gains by selling credit default swaps that increase in value, to realize gains on selling credit default swaps, an active secondary market for such instruments must exist or the Fund must otherwise be able to close out these transactions at advantageous times. In addition to the risk of losses described above, if no such secondary market exists or the Fund is otherwise unable to close out these transactions at advantageous times, selling credit default swaps may not be profitable for the Fund.

The Fund did not have any swap contracts outstanding during the six months ended June 30, 2025.

The following table sets forth the fair value of the Fund’s derivative instruments:

Derivatives	Consolidated Statement of Assets and Liabilities	Value as of June 30, 2025
Forward currency contracts	Unrealized appreciation on forward currency contracts (assets)	$1,504,218
Forward currency contracts	Unrealized depreciation on forward currency contracts (liabilities)	(6,056,264)
Futures contracts	Variation margin on futures contracts (assets)	4,803

The following table sets forth the effect of derivative instruments on the Consolidated Statement of Operations for the six months ended June 30, 2025:

Derivatives	Location of Gains (Losses) on Derivatives Recognized in Income	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Forward currency contracts	Forward currency contracts	$1,292,175	$(7,234,375)
Futures contracts	Futures contracts	(20,342)	144,066

The Fund has not offset derivative assets and liabilities or financial assets, including cash, that may be received or paid as part of collateral arrangements. There is no enforceable master netting agreement in place that provides the Fund, in the event of counterparty default, the right to liquidate collateral and the right to offset a counterparty’s rights and obligations.

Below is the gross and net information about instruments and transactions eligible for offset in the Consolidated Statement of Assets and Liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement:

				Collateral
	Gross Amounts	Gross Amounts Offset in the Consolidated Statement of Assets and Liabilities	Net Amounts Presented in the Consolidated Statement of Assets and Liabilities	Non-Cash Collateral (Pledged) Received	Collateral Pledged (Received)	Net Amount
Assets:
Forward currency contracts	$1,504,218	$ —	$1,504,218	$ —	$ —	$1,504,218
Liabilities:
Forward currency contracts	$6,056,264	$ —	$ (6,056,264)	$ —	$ —	$ (6,056,264)
2025 Semi-Annual Report	71

OAKTREE DIVERSIFIED INCOME FUND INC. Notes to Consolidated Financial Statements (Unaudited) (continued) June 30, 2025

4.  Investment Advisory Agreement and Transactions with Related Parties

The Fund has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser under which the Adviser is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. The Advisory Agreement provides that the Fund shall pay the Adviser a monthly fee for its services at an annual rate of 1.25% of the Fund’s average daily net assets plus the amount of borrowing for investment purposes (“Managed Assets”).

Pursuant to an operating expense limitation agreement (the “Expense Limitation Agreement”), the Adviser has contractually agreed to waive all or a portion of its investment advisory fees and/or to reimburse certain expenses of the Fund, including organizational expenses and offering costs, to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding any front-end or contingent deferred sales loads, brokerage commissions and other transactional expenses, acquired fund fees and expenses, interest (including, “Interest Payments on Borrowed Funds”), taxes, and extraordinary expenses, such as litigation; and other expenses not incurred in the ordinary course of the Fund’s business) at no more than 2.10% for Class D shares and 2.85% for Class T shares, Class A shares and Class U shares. The Expense Limitation Agreement will continue until at least April 30, 2026 and may not be terminated by the Fund or the Adviser before such time. Thereafter, the Expense Limitation Agreement may only be terminated or amended to increase the expense cap, provided that in the case of a termination by the Adviser, the Adviser will provide the Board with written notice of its intention to terminate the arrangement prior to the expiration of its then current term. Any waivers and/or reimbursements made by the Adviser are subject to recoupment from the Fund for a period not to exceed three years after the occurrence of the waiver and/or reimbursement, provided that the Fund may only make repayments to the Adviser if such repayment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense cap in place at the time such amounts were waived; and (2) the Fund’s current expense cap.

The amount of investment advisory fees waived and/or expenses reimbursed available to be recouped before expiration is $177,231, which will expire during the fiscal year ending December 31, 2027. For the six months ended June 30, 2025, the Adviser recouped previously waived eligible expenses of $115,805, which is reflected on the Fund’s Consolidated Statement of Operations.

The Fund has entered into an administration agreement (“Administration Agreement”) with the Administrator and a sub-administration agreement with U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (the “Sub-Administrator”). The Administrator and the Sub-Administrator perform administrative services necessary for the operation of the Fund, including maintaining certain books and records of the Fund and preparing reports and other documents required by federal, state and other applicable laws and regulations, and providing the Fund with administrative office facilities. The Adviser is responsible for any fees due to the Administrator and the Fund is responsible for any fees due to the Sub-Administrator.

Certain officers and/or directors of the Fund are officers and/or employees of the Administrator.

5.  Purchases and Sales of Investments

For the six months ended June 30, 2025, purchases and sales of investments (including principal payups and paydowns), excluding short-term securities and U.S. government securities, were $107,358,640 and $73,772,543, respectively.

For the six months ended June 30, 2025, there were no purchases and sales of long-term U.S. Government securities.

72

OAKTREE DIVERSIFIED INCOME FUND INC. Notes to Consolidated Financial Statements (Unaudited) (continued) June 30, 2025

6.  Credit Facility

The Fund has established a Senior Secured Revolving Credit Facility (the “Credit Facility”) in the aggregate principal amount of up to $100,000,000 with Sumitomo Mitsui Banking Corporation (“Sumitomo”) for investment purposes subject to the limitations of the 1940 Act for borrowings by registered investment companies. The Credit Facility stated maturity date is December 31, 2025. The Fund pays interest in the amount of the Secured Overnight Financing Rate plus 1.25% on the Credit Facility outstanding if the borrowing is a Eurodollar Loan as defined in the Credit Facility agreement, or the highest of (i) Sumitomo prime rate as announced by Sumitomo in New York City, (ii) the sum of (x) the Federal Funds Rate plus (y) 1.00%, and (iii) the sum of (x) the London interbank market with a one (1) month maturity plus (y) 1.00%, (“Base Rate”) plus 0.25% if the borrowing is a Base Rate Loan as defined in the Credit Facility agreement on the Credit Facility outstanding. The Fund also pays an unused commitment fee of 0.35% on the Credit Facility that is unused. For the six months ended June 30, 2025, the Fund amortized $106,514 in deferred debt issuance costs and is included in the interest expense on credit facility line on the Fund’s Consolidated Statement of Operations.

As of June 30, 2025, the Fund had outstanding borrowings of $79,500,000. For the six months ended June 30, 2025, the components of interest and unused commitment fees expense, average stated interest rates (i.e., rate in effect plus the spread) and average outstanding balances for the Credit Facility were as follows:

Stated interest expense	$2,393,989
Unused commitment fees	40,158
Amortization of debt issuance costs	106,514
Total interest expense and credit facility fees	$2,540,661
Average stated interest rate	6.18%
Average outstanding balance	$77,041,436

According to terms of the Credit Facility agreement, the Fund is required to comply with various covenants, reporting requirements and other customary requirements for similar revolving credit facilities, including, without limitation, covenants related to maintaining a ratio of total assets (less total liabilities other than senior securities representing indebtedness) to senior securities representing indebtedness of the Fund of not less than 300%. These covenants are subject to important limitations and exceptions that are described in the documents governing the Credit Facility. As of June 30, 2025, the Fund was in compliance with the terms of the Credit Facility.

7.  Capital Shares

The Charter authorizes the Fund to issue up to 1,000,000,000 shares of common stock, $.001 par value per share, 250,000,000 of which have been classified as Class A Shares, 250,000,000 of which have been classified as Class D Shares, 250,000,000 of which have been classified as Class T Shares, and 250,000,000 of which have been classified as Class U Shares (collectively “Shares” and respectively, “Class A Shares,” “Class D Shares,” “Class T Shares” and “Class U Shares”). As of June 30, 2025, the Adviser owned 58% of the shares outstanding of Class D shares. The Board may, without any action by the shareholders, amend the Charter from time to time to increase or decrease the aggregate number of shares or the number of shares of any class or series that the Fund has authority to issue under the Charter and the 1940 Act. In addition, the Charter authorizes the Board, without any action by the shareholders, to classify and reclassify any unissued common shares and preferred stock into other classes or series of shares from time to time by setting or changing the terms, preferences, conversion or other rights, voting powers, restrictions, limitations as to distributions, qualifications and terms and conditions of redemption for each class or series. Although the Fund has no present intention of doing so, it could issue a class or series of shares that could delay, defer or prevent a transaction or a change in control of the Fund that might otherwise be in the shareholders’ best interests. Under Maryland law, shareholders generally are not liable for the Fund’s debts or obligations.
2025 Semi-Annual Report	73

OAKTREE DIVERSIFIED INCOME FUND INC. Notes to Consolidated Financial Statements (Unaudited) (continued) June 30, 2025

All common shares offered will be, upon issuance, duly authorized, fully paid and nonassessable. Holders of common shares are entitled to receive distributions when authorized by the Board and declared by the Fund out of assets legally available for the payment of distributions. Holders of common shares have no preference, conversion, exchange, sinking fund, redemption or appraisal rights and have no preemptive rights to subscribe for any of the Fund’s securities. All common shares have equal distribution, liquidation and other rights. The Fund may offer multiple classes of common shares, which may be subject to differing fees and expenses. Distributions may vary among the classes as a result of the different fee structure of the classes.

8.  Repurchase Offers

As a continuously offered, closed-end interval fund, the Fund has adopted a fundamental investment policy to make offers to repurchase Shares in order to provide liquidity to shareholders. No shareholder will have the right to require the Fund to repurchase its Shares, except as permitted by the Fund’s Interval Fund structure. No public market for the Shares exists, and none is expected to develop in the future. Consequently, shareholders generally will not be able to liquidate their investment other than as a result of repurchases of their Shares by the Fund, and then only on a limited basis.

The Fund has adopted, pursuant to Rule 23c-3 under the 1940 Act, a fundamental policy, which cannot be changed without shareholder approval, requiring the Fund to offer to repurchase at least 5% and up to 25% of its Shares at NAV on a quarterly basis.

During the six months ended June 30, 2025, the Fund completed two quarterly repurchase offers in which the Fund offered to repurchase up to 10% of its outstanding shares. The results of the repurchase offers were as follows:

	Repurchase Offer #1	Repurchase Offer #2
Commencement Date	January 6, 2025	April 7, 2025
Repurchase Request Deadline	February 10, 2025	May 12, 2025
Repurchase Pricing Date	February 10, 2025	May 12, 2025
Dollar Amount Repurchased	$2,396,464	$8,453,961
Shares Repurchased	259,077	929,007

9.  Federal Income Tax Information

The Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required. The Fund may incur an excise tax to the extent it has not distributed all of its taxable income on a calendar year basis.

GAAP provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. An evaluation of tax positions taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the taxing authority is required. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of a deferred tax asset; an increase in a deferred tax liability; or a combination thereof. As of June 30, 2025, the Fund has determined that there are no uncertain tax positions or tax liabilities required to be accrued.

The Fund has reviewed the taxable years open for examination (i.e. not barred by the applicable statute of limitations) by taxing authorities of all major jurisdictions, including the Internal Revenue Service. As of December 31, 2024, open taxable periods consisted of the taxable periods ended December 31, 2021 through December 31, 2024. No examination of the Fund’s tax returns is currently in progress.

74

OAKTREE DIVERSIFIED INCOME FUND INC. Notes to Consolidated Financial Statements (Unaudited) (continued) June 30, 2025

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The federal income tax information referenced below is as of the Fund’s most recently completed tax year-end of December 31, 2024.

The tax character of distributions paid for the year ended December 31, 2024 shown below were as follows:

Year Ended December 31, 2024
Ordinary income	$22,828,124
Total	$22,828,124

At December 31, 2024, the Fund’s most recently completed tax year-end, the components of net assets (excluding paid-in capital) on a tax basis were as follows:

Capital loss carryforwards(1)	$(7,809,623)
Distributable earnings	2,930,728
Late year ordinary losses	—
Other accumulated gains	104,558
Tax basis unrealized depreciation on investments and foreign currency	(4,007,980)
Total tax basis net accumulated losses	$(8,782,317)

____________

(1)         To the extent that future capital gains are offset by capital loss carryforwards, such gains will not be distributed.

As of December 31, 2024, the Fund had short-term and long-term capital loss carryforwards of $3,027,192 and $4,782,431, respectively. The capital loss carryforwards will not expire.

Federal Income Tax Basis: The federal income tax basis of the Fund’s investments, not including foreign currency translations, at December 31, 2024 was as follows:

Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$365,479,490	$11,066,922	$(15,074,902)	$(4,007,980)

Capital Account Reclassifications: Because federal income tax regulations differ in certain respects from GAAP, income and capital gain distributions, if any, determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. These differences are primarily due to differing treatments for Section 988 currency. Permanent book and tax differences, if any, will result in reclassifications to paid-in capital or to undistributed capital gains. These reclassifications have no effect on net assets or NAV per share. Any undistributed net income and realized gain remaining at fiscal year end is distributed in the following year.

10.Indemnifications, Commitments and Contingencies

Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for indemnification. The Fund’s maximum exposure under these arrangements is unknown, since this would involve the resolution of certain claims, as well as future claims that may be made, against the Fund. Thus, an estimate of the financial impact, if any, of these arrangements cannot be made at this time. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be unlikely.

2025 Semi-Annual Report	75

OAKTREE DIVERSIFIED INCOME FUND INC. Notes to Consolidated Financial Statements (Unaudited) (continued) June 30, 2025

In conjunction with the ownership of senior loans, the Fund is party to certain credit agreements, which may require the Fund to extend additional loans to investee companies. Commitments to extend credit include loan proceeds the Fund is obligated to advance, such as delayed draws or revolving credit arrangements. Commitments generally have fixed expiration dates or other termination clauses. Unrealized gains or losses associated with unfunded commitments are recorded in the consolidated financial statements and reflected as an adjustment to the fair value of the related security in the Consolidated Schedule of Investments. The par amount of the unfunded commitments is not recognized by the Fund until it becomes funded. The Fund uses the same investment criteria in making these commitments as it does in making investments. The unfunded liability associated with these credit agreements is equal to the amount by which the contractual loan commitment exceeds the sum of the amount of funded debt and cash held in escrow, if any.

11.Subsequent Events

GAAP requires recognition in the financial statements of the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Consolidated Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.

The Fund completed a quarterly repurchase offer in which the Fund offered to repurchase up to 10% of its outstanding shares on August 11, 2025. The result of the repurchase offer was as follows:

Repurchase Offer
Commencement Date	July 7, 2025
Repurchase Request Deadline	August 11, 2025
Repurchase Pricing Date	August 11, 2025
Dollar Amount Repurchased	4,166,584
Shares Repurchased	453,876

Management has evaluated subsequent events in the preparation of the Fund’s consolidated financial statements and has determined that there are no additional events that require recognition or disclosure in the consolidated financial statements.

76

OAKTREE DIVERSIFIED INCOME FUND INC. Board Considerations Relating to the Approval of the Renewal of the Investment Advisory Agreement (Unaudited)

The Board of Directors (the “Board,” the members of which are referred to as “Directors”) of Oaktree Diversified Income Fund Inc. (the “Fund”), including the Directors who are not “interested persons” of the Fund (the “Independent Directors”), as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuation of the Investment Advisory Agreement (the “Advisory Agreement”) between the Fund and Oaktree Fund Advisors, LLC (the “Adviser” or “Oaktree”) for a successive one-year period at an in-person meeting held on May 14-15, 2025 (the “Meeting”).

In accordance with Section 15(c) of the 1940 Act, the Board requested, and Oaktree provided, materials relating to the Board’s consideration of whether to approve the continuation of the Advisory Agreement for the Fund. These materials included, among other things: (a) a summary of the services provided to the Fund by Oaktree; (b) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third-party provider of mutual fund data, on fees and expenses of the Fund, as compared with a peer group and/or peer universe of funds, as applicable; (c) information on the profitability of Oaktree; (d) information about Oaktree’s general compliance policies and procedures and the services that it provides; (e) any “fall-out” benefits to Oaktree (i.e., ancillary benefits realized by Oaktree from its relationship with the Fund); (f) information relating to economies of scale; (g) information on Oaktree’s risk management processes; (h) information regarding brokerage and soft dollar practices; and (i) information about the key personnel of Oaktree who are involved in the investment management, administration, compliance and risk management activities with respect to the Fund, as well as current and projected staffing levels and compensation practices. In determining whether to approve the Advisory Agreement, the Board, including the Independent Directors considered a series of factors, to the extent applicable, including the role of Brookfield Public Securities Group LLC (“Brookfield”) as the Fund’s administrator.

In determining whether to approve the continuation of the Advisory Agreement, the Board, including the Independent Directors, considered at the Meeting, and from time to time, as appropriate, factors that it deemed relevant. The following discusses the primary factors relevant to the Board’s decision.

THE NATURE, EXTENT AND QUALITY OF THE SERVICES TO BE PROVIDED BY THE ADVISER. In considering the nature, extent and quality of the services provided by the Adviser to the Fund, the Board considered the responsibilities that the Adviser has to the Fund, including the provision of investment advisory services to the Fund, compliance with the Fund’s investment objectives and strategies, review of brokerage matters (including with respect to trade allocation and best execution), oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Fund. The Board also considered the Adviser’s risk assessment and monitoring process, and the Adviser’s current level of staffing and its overall resources, as well as information regarding its investment personnel who provide services to the Fund. The Board also considered the personnel responsible for providing advisory services to the Fund and other key personnel of Oaktree, in addition to the current and projected staffing levels and compensation practices. The Board concluded, based on the Directors’ experience and interaction with Oaktree, that: (i) Oaktree would continue to be able to retain high-quality personnel; (ii) Oaktree has exhibited a high level of diligence and attention to detail in carrying out its advisory and other responsibilities under the Advisory Agreement; (iii) Oaktree and Brookfield have been responsive to requests of the Board; and (iv) Oaktree and Brookfield have kept the Board apprised of developments relating to the Fund and the industry in general. The Board also considered Oaktree’s investment process and philosophy, as well as its responsibilities that include the development and maintenance of an investment program for the Fund that is consistent with the Fund’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services.

Additionally, the Board observed that pursuant to an administration agreement with the Fund (the “Administration Agreement”), Brookfield, an indirect wholly-owned subsidiary of Brookfield Asset Management ULC, provides administrative services reasonably necessary for the Fund’s operations, other than those services that the Adviser provides to the Fund pursuant to the Advisory Agreement, including, among other responsibilities, preparing and coordinating reports and other materials to be supplied to the Board; preparing and/or supervising the preparation of and filing with the applicable regulatory authority of all securities filings, periodic financial reports, prospectuses, statements of additional information, marketing materials, tax returns, shareholder reports and other regulatory reports and filings required of the Fund; supervising and monitoring the preparation of all required filings necessary

2025 Semi-Annual Report	77

OAKTREE DIVERSIFIED INCOME FUND INC. Board Considerations Relating to the Approval of the Renewal of the Investment Advisory Agreement (Unaudited) (continued)

to maintain the Fund’s qualification and/or registration to sell shares in all states where the Fund currently does, or intends to do business; coordinating the preparation, printing and mailing of all materials required to be sent to shareholders; coordinating the preparation and payment of Fund-related expenses; monitoring and overseeing the activities of the Fund’s other service providers; reviewing and adjusting as necessary the Fund’s daily expense accruals; monitoring daily, monthly and periodic compliance with respect to the federal and state securities laws; sending periodic information (i.e., performance figures) to service organizations that track investment company information; and performing such additional services as may be agreed upon by and among the Fund, Brookfield and Oaktree. The Board also noted that, although Brookfield does not receive any compensation from the Fund under the Administration Agreement, Brookfield may receive compensation for its administrative services to the Fund from the Adviser out of its management fees. The Board also observed that Brookfield is responsible for the coordination and oversight of the Fund’s third-party service providers. As a result, in addition to the quality of the advisory services provided by Oaktree pursuant to the Advisory Agreement, the Board also considered the quality of the administrative and other services provided by Brookfield to the Fund pursuant to the Administration Agreement. In connection with the administrative services provided by Brookfield, the Board analyzed the structure and duties of Brookfield’s fund administration and accounting, operations and its legal and compliance departments to determine whether they are adequate to meet the needs of the Fund.

The Board’s conclusion was based, in part, upon the following: (i) a comprehensive description of the investment advisory and other services provided to the Fund; (ii) a list of personnel who furnish such services and a description of their duties and qualifications; (iii) performance data with respect to the Fund, including comparable investment companies and accounts managed by Oaktree; (iv) standardized industry performance data with respect to comparable investment companies and the performance of appropriate recognized indices; (v) recent financial statements of Oaktree and its affiliates, and Brookfield Asset Management ULC and Brookfield Asset Management Ltd., the parent companies of Brookfield; (vi) Oaktree’s and Brookfield’s culture of compliance and their commitment to compliance generally, as well as their risk management processes and attention to regulatory matters; and (vii) Oaktree’s reputation and its experience serving as an investment adviser and the experience of the team of portfolio managers that manage the Fund, as well as its experience serving as an investment adviser to other investment fund and institutional clients. The Board also reviewed Oaktree’s compliance and regulatory history and noted that there were no material regulatory or compliance issues that would potentially impact Oaktree from effectively serving as the investment adviser to the Fund. The Board concluded that the nature, extent and quality of the overall services provided under the Advisory Agreement, as well as the administrative services provided by Brookfield, were reasonable and appropriate in relation to the management fees and that the quality of services continues to be high.

THE PERFORMANCE OF THE FUND AND THE ADVISER. The Board, including the Independent Directors, also considered the investment performance of the Fund. The Board noted that it regularly reviews the performance of the Fund throughout the year. The Board further noted that, while it monitors performance of the Fund closely, it generally attaches more importance to performance over relatively long periods of time, typically three to five years. The Board considered the investment performance of the Fund in view of its importance to shareholders. In connection with this review, the Board received information regarding the investment performance of the Fund as compared to a group of funds with investment classifications and/or objectives comparable to those of the Fund (“Peer Universe”) and to an appropriate index or combination of indices (the “Benchmark Index”), as well as a focused peer group identified by Brookfield (“Peer Group”). At the Meeting, management also discussed the methodologies used by Broadridge and Brookfield to select the funds included in the Peer Universe and the Peer Group, respectively. The performance information was presented for the periods ended March 31, 2025. The Fund’s performance relative to the median of the Peer Universe and Peer Group is described below.

The Board acknowledged that the Fund commenced investment operations on November 1, 2021, noting that the Fund had less than five years of performance information available.

Oaktree Diversified Income Fund. The Board noted that the Fund’s performance was above the median of its Peer Universe for the one- and three-year periods, and was above the median for the since inception period. The Board further noted that the Fund outperformed its Benchmark Index for the one- and threeyear periods, and for the since inception period. In addition, the Board considered that the Fund’s performance was above the median of its Peer Group for the quarter ended March 31, 2025.

78

OAKTREE DIVERSIFIED INCOME FUND INC. Board Considerations Relating to the Approval of the Renewal of the Investment Advisory Agreement (Unaudited) (continued)

THE COST OF THE ADVISORY SERVICES, AND THE PROFITABILITY TO THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUND. The Board also received information regarding the management fees to be paid by the Fund to Oaktree pursuant to the Advisory Agreement. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services to be provided and any potential additional benefits to be received by Oaktree, Brookfield or their affiliates in connection with providing such services to the Fund.

To assist in analyzing the reasonableness of the management fees for the Fund, the Board received reports independently prepared by Broadridge. The reports showed comparative fee and expense information for the Fund’s expense group (“Expense Group”) and expense universe (“Expense Universe”), including rankings within each category, as determined by Broadridge in collaboration with Brookfield. In considering the reasonableness of the management fees to be paid by the Fund to Oaktree, the Board was presented with a number of expense comparisons, including: (i) contractual and actual management fees; and (ii) actual total operating expenses. In considering the Fund’s total operating expenses, the Board also considered the level of fee waivers and expense reimbursements, as applicable, and the net expense caps contractually agreed upon by Oaktree with respect to the Fund. The Board acknowledged that it was difficult to make precise comparisons with other funds in the Expense Group and Expense Universe since the exact nature of services provided under the various fund agreements is often not apparent. The Board noted, however, that the comparative fee information provided by Broadridge as a whole was useful in assessing whether Oaktree was providing services at a cost that was competitive with other, similar funds. The Fund’s fee and expense rankings are discussed below relative to the median of the applicable expense grouping. In reviewing the expense rankings, the Board noted that a fund with fees and expenses that were below the median had fees and expenses that were less than the median fees and expenses of its peer group, while a fund with fees and expenses that were above the median had fees and expenses that were higher than the median fees and expenses of its peer group. The fund with the lowest expenses is ranked first and the fund with the highest expenses is ranked last within the applicable expense grouping.

Oaktree Diversified Income Fund. The Board considered and took note of the following with respect to the Fund: (i) the Fund’s contractual management fees at common asset levels ($325 million) were at the median of its Expense Group (ranked 3/5); (ii) the Fund’s actual total expenses for common and leveraged assets were below the median of its Expense Group (ranked 1/5) and above the median of its Expense Universe (ranked 44/68); (iii) the Fund’s actual total expenses for only common assets were below the median of its Expense Group (ranked 1/5) and Expense Universe (ranked 27/68); (iv) the Fund’s actual total expenses (excluding investment related expenses and taxes) for common and leveraged assets were at the median of its Expense Group (ranked 3/5) and above the median of the Expense Universe (ranked 66/68); (v) the Fund’s actual total expenses (excluding investment related expenses and taxes) for only common assets were below the median of its Expense Group (ranked 1/5) and above the median of the Expense Universe (ranked 60/68); (vi) the Fund’s actual management fees for common and leveraged assets were below the median of its Expense Group (ranked 1/5) and above the median of its Expense Universe (ranked 59/68); (vii) the Fund’s actual management fees for only common assets were below the median of its Expense Group (ranked 1/5) and above the median of the Expense Universe (ranked 52/68); (viii) the Fund’s actual non-management expenses for common and leveraged assets were above the median of its Expense Group (ranked 5/5) and Expense Universe (ranked 66/68); (ix) the Fund’s actual non-management expenses for only common assets were above the median of its Expense Group (ranked 4/5) and Expense Universe (ranked 62/68); (x) the Fund’s investment related expenses and taxes for common and leveraged assets were below the median of its Expense Group (ranked 1/5) and Expense Universe (ranked 7/68); (xi) the Fund’s investment related expenses and taxes for only common assets were below the median of its Expense Group (ranked 1/5) and Expense Universe (ranked 6/68).

The Board was also asked to consider the management fees received by Oaktree with respect to other funds and accounts with similar investment strategies to the Fund, which include institutional and separately managed accounts. In comparing these fees, the Board considered certain differences between these accounts and the Fund, including the broader and more extensive scope of services provided to the Fund in comparison to institutional or separately managed accounts; the greater financial, regulatory and reputational risks in managing the Fund; and the impact on Oaktree and expenses associated with the more extensive regulatory regime to which the Fund is subject as compared to institutional or separately managed accounts.

2025 Semi-Annual Report	79

OAKTREE DIVERSIFIED INCOME FUND INC. Board Considerations Relating to the Approval of the Renewal of the Investment Advisory Agreement (Unaudited) (continued)

The Board also considered Oaktree’s profitability and the benefits Oaktree and its affiliates received from their relationship with the Fund. The Board noted that the Adviser had entered into a contractual expense limitation waiver for the Fund, in order to limit the Fund’s net operating expenses. The Board then reviewed financial information relating to Oaktree and its affiliates, including their financial condition and profitability. The Board also considered whether Oaktree had the financial resources necessary to continue to attract and retain high-quality investment management personnel and to provide high-quality services. Additionally, the Board considered the reasonableness of the management fees payable under the Advisory Agreement and took into account that the fees were consistent with management fees that Oaktree charged to comparable funds.

The Board concluded that Oaktree and Brookfield had the financial resources necessary to perform their obligations under the Advisory Agreement and the Administration Agreement, respectively, and to continue to provide the Fund with the high-quality services provided in the past. The Board also concluded that the management fees were reasonable in light of the factors discussed above.

THE EXTENT TO WHICH ECONOMIES OF SCALE WILL BE REALIZED AS THE FUND GROWS AND WHETHER FEE LEVELS REFLECT THOSE ECONOMIES OF SCALE. The Board, including the Independent Directors, considered whether shareholders would benefit from economies of scale and whether there was potential for future realization of economies of scale with respect to the Fund. The Board considered that, as a result of being part of the Brookfield Fund Complex,1 the constituent funds, including the Fund, share common resources and may share certain expenses, and if the size of the complex increases, the Fund could incur lower expenses than it otherwise would achieve as a stand-alone entity. The Board noted, however, that although shareholders might benefit from lower operating expenses as a result of an increasing amount of assets spread over the fixed expenses of the Fund, the Fund’s expense limitation agreement with the Adviser served to limit the Fund’s expenses until the Fund had the opportunity to grow its assets. The Board concluded that the management fee structure was reasonable in light of the factors discussed above.

OTHER FACTORS. In consideration of the Advisory Agreement, the Board also received information regarding Oaktree’s brokerage and soft dollar practices. The Board noted that, although Oaktree currently does not have any soft dollar arrangements in place, it follows the soft dollar practices and recordkeeping rules as promulgated under Section 28(e) of the Securities Exchange Act of 1934, as amended, and Rule 204-2 of the Investment Advisers Act of 1940, as amended. The Board considered that Oaktree is responsible for decisions to buy and sell securities for the Fund, selection of broker-dealers and negotiation of commission rates. The Board noted that it receives reports from Brookfield that include information on brokerage commissions and execution throughout the year. The Board then considered other benefits that may be realized by Oaktree from its relationship with both Brookfield and the Fund. Among them, the Board recognized the opportunity to provide advisory services to additional funds and accounts and the reputational benefits. The Board also considered that Oaktree and Brookfield manage their investment operations independently of each other subject to an information barrier between the firms. The Board concluded that the benefits that may accrue to the Adviser by virtue of the Adviser’s relationship to the Fund were fair and reasonable in light of the costs of providing investment advisory services to the Fund and the ongoing commitment of Brookfield and Oaktree to the Fund.

____________

1      The Brookfield Fund Complex is comprised of Brookfield Investment Funds (5 series of underlying portfolios), Brookfield Real Assets Income Fund, Inc. (NYSE: RA), Brookfield Infrastructure Income Fund Inc., Oaktree Diversified Income Fund Inc., Oaktree Asset-Backed Income Fund Inc. and Oaktree Asset-Backed Income Private Placement Fund Inc. (the “Brookfield Fund Complex”).

80

OAKTREE DIVERSIFIED INCOME FUND INC. Dividend Reinvestment Plan (Unaudited)

The Fund intends to distribute substantially all of its net investment income to shareholders in the form of dividends. The Fund intends to declare and pay distributions quarterly from net investment income. In addition, the Fund intends to distribute any net capital gains earned from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently. Unless Common Shareholders specify otherwise, dividends will be reinvested in Shares of the Fund in accordance with the Fund’s dividend reinvestment plan. The Fund may pay distributions from sources that may not be available in the future and that are unrelated to the Fund’s performance, such as from offering proceeds and/or borrowings.

The Fund has adopted a Dividend Reinvestment Plan (the “Plan”) that provides that, unless Common Shareholders elect to receive their distributions in cash, they will be automatically reinvested by U.S. Bancorp Fund Services, LLC (the “Plan Administrator”), in additional Shares. If Common Shareholders elect to receive distributions in cash, they will receive them paid by check mailed directly to them by the Plan Administrator. The Plan Administrator can be contacted through mail by writing to U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or by phone at 1-855-862-5873.

Shares received under the Plan will be issued to Common Shareholders at their NAV on the ex-dividend date; there is no sales or other charge for reinvestment. Common Shareholders are free to withdraw from the Plan and elect to receive cash at any time by giving written notice to the Plan Administrator or by contacting the broker or dealer, who will inform the Fund.

The Plan Administrator provides written confirmation of all transactions in the shareholder accounts in the Plan, including information Common Shareholders may need for tax records. Any proxy Common Shareholders receive will include all Shares received under the Plan.

Automatically reinvested dividends and distributions are taxed in the same manner as cash dividends and distributions.

The Fund and the Plan Administrator reserve the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. If the Plan is amended to include such service charges, the Plan Administrator will include a notification to registered holders of Shares with the Plan Administrator.

Additional information about the Plan may be obtained from the Plan Administrator.

2025 Semi-Annual Report	81

OAKTREE DIVERSIFIED INCOME FUND INC. Joint Notice of Privacy Policy (Unaudited)

Oaktree Fund Advisors, LLC, on its own behalf and on behalf of the funds managed by Oaktree Fund Advisors, LLC and its affiliates, recognizes and appreciates the importance of respecting the privacy of our clients and shareholders. Our relationships are based on integrity and trust and we maintain high standards to safeguard your non-public personal information (“Personal Information”) at all times. This privacy policy (“Policy”) describes the types of Personal Information we collect about you, the steps we take to safeguard that information and the circumstances in which it may be disclosed.

If you hold shares of the Fund through a financial intermediary, such as a broker, investment adviser, bank or trust company, the privacy policy of your financial intermediary will also govern how your Personal Information will be shared with other parties.

WHAT INFORMATION DO WE COLLECT?

We collect the following Personal Information about you:

•   Information we receive from you in applications or other forms, correspondence or conversations, including but not limited to name, address, phone number, social security number, assets, income and date of birth.

•   Information about transactions with us, our affiliates, or others, including but not limited to account number, balance and payment history, parties to transactions, cost basis information, and other financial information.

•   Information we may receive from our due diligence, such as your creditworthiness and your credit history.

WHAT IS OUR PRIVACY POLICY?

We may share your Personal Information with our affiliates in order to provide products or services to you or to support our business needs. We will not disclose your Personal Information to nonaffiliated third parties unless 1) we have received proper consent from you; 2) we are legally permitted to do so; or 3) we reasonably believe, in good faith, that we are legally required to do so. For example, we may disclose your Personal Information with the following in order to assist us with various aspects of conducting our business, to comply with laws or industry regulations, and/or to effect any transaction on your behalf;

•   Unaffiliated service providers (e.g. transfer agents, securities broker-dealers, administrators, investment advisors or other firms that assist us in maintaining and supporting financial products and services provided to you);

•   Government agencies, other regulatory bodies and law enforcement officials (e.g. for reporting suspicious transactions);

•   Other organizations, with your consent or as directed by you; and

•   Other organizations, as permitted or required by law (e.g. for fraud protection).

When we share your Personal Information, the information is made available for limited purposes and under controlled circumstances designed to protect your privacy. We require third parties to comply with our standards for security and confidentiality.

HOW DO WE PROTECT CLIENT INFORMATION?

We restrict access to your Personal Information to those persons who require such information to assist us with providing products or services to you. It is our practice to maintain and monitor physical, electronic, and procedural safeguards that comply with federal standards to guard client nonpublic personal information. We regularly train our employees on privacy and information security and on their obligations to protect client information.

CONTACT INFORMATION

For questions concerning our Privacy Policy, please contact our client services representative at 1-855-777-8001.

82

CORPORATE INFORMATION

Investment Adviser

Oaktree Fund Advisors, LLC

333 South Grand Avenue, 28th Floor

Los Angeles, California 90071

www.oaktreefunds.com

Administrator

Brookfield Public Securities Group LLC

Brookfield Place

225 Liberty Street, 35th Floor

New York, New York 10281

www.brookfield.com

Please direct your inquiries to:

Investor Relations

Phone: 1-855-777-8001

E-mail: info@brookfieldoaktree.com

Transfer Agent

Shareholder inquiries relating to distributions, address changes and shareholder account information should be directed to the Fund’s transfer agent:

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

1-855-862-5873

Fund Accounting Agent & Sub-Administrator

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

111 South Wacker Drive

Chicago, Illinois 60606

Legal Counsel

Paul Hastings LLP

200 Park Avenue

New York, New York 10166

Custodian

U.S. Bank National Association

1555 North RiverCenter Drive, Suite 302

Milwaukee, Wisconsin 53212

Distributor

Quasar Distributors, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Directors of the Fund Edward A. Kuczmarski William H. Wright II Heather S. Goldman Stuart A. McFarland Betty Whelchel Susan Schauffert-Tam Brian F. Hurley	Chair of Board of Directors Chair of Audit Committee Chair of Governance Committee Director Director Director Director (Interested)
Officers of the Fund Brian F. Hurley Casey P. Tushaus Craig A. Ruckman Adam R. Sachs Mohamed S. Rasul	President Treasurer Secretary Chief Compliance Officer Assistant Treasurer

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

You may obtain a description of the Fund’s proxy voting policies and procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request by calling 1-855-777-8001, or go to the SEC’s website at www.sec.gov.

brookfieldoaktree.com

info@brookfieldoaktree.com

855-777-8001

OAKTREE

2025 Oaktree Fund Advisors, LLC

(b)    Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants that are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)     Schedule of Investments is included as part of the report to shareholders filed under Item 1(a) of this Form.

(b)    Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the report to stockholders filed under Item 1(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

No purchases were made during the reporting period by or on behalf of the Registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), of shares or other units of any class of the Registrant’s equity securities that are registered by the Registrant pursuant to Section 12 of the Exchange Act.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 16. Controls and Procedures.

(a)     The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)    There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

The Registrant did not engage in securities lending activities during the period covered by this report.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)     Not Applicable.

(b)    Not Applicable.

Item 19. Exhibits.

(a)    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not Applicable.

(b)    Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Oaktree Diversified Income Fund Inc.
By (Signature and Title)*	/s/ Brian F. Hurley
Brian F. Hurley, Principal Executive Officer
Date	September 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian F. Hurley
Brian F. Hurley, Principal Executive Officer
Date	September 3, 2025
By (Signature and Title)*	/s/ Casey P. Tushaus
Casey P. Tushaus, Principal Financial Officer
Date	September 3, 2025

____________

*        Print the name and title of each signing officer under his or her signature.